United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine New York, NY   10017
(Address of principal executive offices)                    (Zip code)

Eric Rubin, President, 335 Madison Avenue, Mezzanine New York, NY  10017
(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
30 Rockefeller Plaza
New York, NY  10112-2200

Registrant's telephone number, including area code:   (212) 488-1331

Date of fiscal year end:    10/31/2009

Date of reporting period:     04/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

April 30, 2009

The American Independence Funds	Semi-Annual Report

Stock Fund International Equity Fund Short-Term Bond Fund Intermediate Bond Fund Kansas Tax-Exempt Bond Fund International Bond Fund U.S. Inflation-Indexed Fund

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus. American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

American Independence Funds
Semi-Annual Report (Unaudited)─ April 30, 2009

Stock Fund
Schedule of Portfolio Investments	1

International Equity Fund
Schedule of Portfolio Investments	4

Short-Term Bond Fund
Schedule of Portfolio Investments	9

Intermediate Bond Fund
Schedule of Portfolio Investments	14

Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	19

International Bond Fund
Schedule of Portfolio Investments	25

U.S. Inflation-Indexed Fund
Schedule of Portfolio Investments	31

Statements of Assets and Liabilities	33
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	39
Notes to Financial Statements	43

Additional Information
Portfolio Summaries	52
Table of Shareholder Expenses	54
Approval of Advisory and Sub-Advisory Agreements	56

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge on the Securities and Exchange Commission's website at http://www.sec.gov.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 91.6%

Basic Materials — 6.4%
Freeport-McMoRan Copper & Gold, Inc. (a)	55,000	2,345,750
McDermott International, Inc. (a)	30,000	484,200
United States Steel Corp.	86,000	2,283,300
		5,113,250

Brokerage — 1.8%
Raymond James Financial, Inc.	93,000	1,459,170

Communications — 7.3%
eBay, Inc. (a)	40,000	658,800
Harris Corp.	40,000	1,223,200
Walt Disney Co. (The)	181,000	3,963,900
		5,845,900

Consumer Discretionary — 5.8%
McDonald’s Corp.	54,197	2,888,158
Wal-Mart Stores, Inc.	34,250	1,726,200
		4,614,358

Consumer Staples — 15.5%
Diageo PLC - ADR	42,000	2,009,700
Dr Pepper Snapple Group, Inc. (a)	94,000	1,946,740
General Mills, Inc.	15,000	760,350
Imperial Tobacco Group PLC - ADR	43,100	1,958,895
Kraft Foods, Inc.	102,416	2,396,534
Kroger Co.	85,000	1,837,700
McKesson Corp.	40,000	1,480,000
		12,389,919

Energy — 13.4%
Chevron Corp.	12,400	819,640
Helix Energy Solutions Group, Inc. (a)	108,600	987,174
Noble Corp.	86,500	2,364,045
Occidental Petroleum Corp.	62,300	3,506,867
Spectra Energy Corp.	39,143	567,574
Transocean, Ltd. (a)	36,500	2,463,020
		10,708,320

Financial — 16.3%
Assurant, Inc.	60,000	1,466,400
Astoria Financial Corp.	154,645	1,277,368
Chubb Corp.	58,000	2,259,100
HSBC Holdings PLC	40,000	1,424,000

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Financial - continued
Loews Corp.	94,000	2,339,660
Marsh & McLennan Companies, Inc.	15,000	316,350
MetLife, Inc.	90,000	2,677,499
SunTrust Banks, Inc.	77,000	1,111,880
		12,872,257

Healthcare — 10.5%
Aetna, Inc.	65,000	1,430,650
Cardinal Health, Inc.	46,000	1,554,340
Forest Laboratories, Inc. (a)	125,000	2,711,250
Humana, Inc. (a)	57,000	1,640,460
Johnson & Johnson	20,000	1,047,200
		8,383,900

Industrial — 11.6%
Burlington Northern Santa Fe	14,000	944,720
Cal Dive International, Inc. (a)	50,000	396,000
General Electric Co.	264,500	3,345,925
Kansas City Southern (a)	33,000	503,250
L-3 Communications Holdings, Inc.	42,100	3,205,915
Ryder System, Inc.	31,000	858,390
		9,254,200

Technology — 1.6%
Dell, Inc. (a)	110,000	1,278,200

Utilities — 1.4%
Entergy Corp.	17,000	1,101,090

Total Common Stocks (Cost $70,938,534)		73,020,564

Preferred Stock — 0.3

Financial — 0.3%
Barclays Bank PLC	15,204	241,592

Total Preferred Stock (Cost $ 151,258)		241,592

Money Market — 8.1

Federated Government Obligation Fund	6,469,035	6,469,035

Total Money Market (Cost $6,469,035)		6,469,035

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Total Investments		$79,731,191
(Cost $77,558,827) (b) — 100.0%

Liabilities in excess of other assets — 0.0% (c)		(27,783)

NET ASSETS — 100.0%		$79,703,408

(a) Non-income producing security.
(b) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(c) Amount rounds to less than 0.05%.
ADR – American Depositary Receipt

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.2%

Australia — 6.1%
Amcor Ltd.	75,000	261,092
BlueScope Steel Ltd.	191,463	325,610
Brambles Ltd.	120,068	516,590
Coca-Cola Amatil Ltd.	38,090	253,020
Computershare Ltd.	106,740	709,040
CSL Ltd.	26,458	661,859
Incitec Pivot Ltd.	316,527	485,390
Newcrest Mining Ltd.	13,066	284,310
Orica Ltd.	44,806	547,070
Qantas Airways Ltd.	147,663	212,488
Sonic Healthcare Ltd.	36,000	305,069
		4,561,538

Belgium — 0.8%
Delhaize Group	9,295	629,711

China — 0.0%
China Yurun Food Group Ltd.	400	476
Yanzhou Coal Mining Co. Ltd.	300	284
		760

Denmark — 0.6%
H. Lundbeck A/S	23,964	436,313

Finland — 1.4%
Kone Oyj - B Shares	11,100	306,820
Nokia Oyj	25,100	363,008
Nokian Renkaat Oyj	18,624	297,688
Rautaruukki Oyj	5,340	100,476
		1,067,992

France — 7.4%
AXA SA	40,574	684,242
Christian Dior SA	2,216	150,055
Cie de Saint-Gobain SA	15,395	558,661
France Telecom SA	5,709	127,437
Peugeot SA	33,337	778,562
Sanofi-Aventis SA	17,581	1,018,220
Schneider Electric SA	10,008	766,872
Total SA	24,083	1,221,915
Vivendi SA	8,796	238,246
		5,544,210

Germany — 5.0%
Fresenius Medical Care AG & Co.	15,000	589,481
Henkel KGaA	20,558	556,283

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Germany - continued
Linde AG	8,904	710,671
MAN AG	5,622	345,912
Muenchener Rueckversicherungs AG	5,297	723,322
SAP AG	22,601	859,032
		3,784,701

Hong Kong — 2.1%
HongKong Electric Holdings Ltd.	59,000	348,669
ICBC Asia	116,000	149,377
MTR Corp.	150,000	381,288
New World Development Ltd.	546,000	722,829
		1,602,163

Ireland — 1.1%
Experian Group Ltd.	95,639	636,697
Kerry Group PLC	10,845	222,425
		859,122

Italy — 4.5%
Edison SpA	100,527	127,895
Enel SpA	121,970	666,941
ENI SpA	43,760	952,500
Fiat SpA	100,275	997,112
Telecom Italia SpA	110,000	140,165
Terna Rete Elettrica Nazionale SpA	85,147	274,622
UniCredit SpA	83,608	206,766
		3,366,001

Japan — 27.8%
Amada Co. Ltd.	110,000	674,778
Astellas Pharma, Inc.	5,000	162,738
Canon, Inc.	10,000	299,113
Chubu Electric Power Co., Inc.	23,800	523,660
Cosmo Oil Co. Ltd.	187,000	532,796
Credit Saison Co. Ltd.	45,900	510,078
Dai Nippon Printing Co. Ltd.	55,000	580,532
FamilyMart Co. Ltd.	9,000	247,300
Fuji Media Holdings, Inc.	200	222,662
JGC Corp.	41,000	534,195
Kaneka Corp.	43,000	248,517
Kao Corp.	13,000	243,985
Kirin Holdings Co. Ltd.	57,000	625,916
Kyowa Hakko Kirin Co., Ltd.	33,000	290,099
Kyushu Electric Power Co., Inc.	24,200	499,336
Lawson, Inc.	11,500	445,425
Marubeni Corp.	67,000	241,845
Marui Group Co. Ltd.	88,300	487,049

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Japan - continued
Mitsubishi Tanabe Pharma Corp.	39,000	370,525
NEC Electronics Corp. (a)	18,600	194,628
Nippon Express Co. Ltd.	123,000	437,749
Nippon Oil Corp.	124,000	644,989
Nippon Telegraph & Telephone Corp.	20,200	753,724
Nisshin Steel Co. Ltd.	265,000	510,520
NTT DoCoMo, Inc.	517	718,165
Ono Pharmaceutical Co. Ltd.	12,800	542,499
Panasonic Electric Works Co., Ltd	37,000	299,376
Rohm Co. Ltd.	13,000	794,828
Sankyo Co. Ltd.	11,700	590,783
Seiko Epson Corp.	35,000	490,444
Seven & i Holdings Co. Ltd.	24,500	552,725
Sharp Corp.	13,000	135,240
Shikoku Electric Power Co., Inc.	16,900	463,518
Shinsei Bank Ltd.	208,000	272,061
Shiseido Co. Ltd.	35,000	614,297
Showa Shell Sekiyu KK	59,500	520,644
Softbank Corp.	40,100	630,215
Sony Corp.	13,000	333,485
Sumitomo Electric Industries Ltd.	73,200	708,064
Sumitomo Mitsui Financial Group, Inc.	11,200	386,109
Taisho Pharmaceutical Co. Ltd.	28,000	511,594
The 77 Bank Ltd.	98,000	499,812
The Gunma Bank Ltd.	63,000	311,726
Toppan Printing Co. Ltd.	86,000	647,016
Toyoda Gosei Co. Ltd.	32,600	634,977
		20,939,737

Luxembourg — 0.3%
Arcelormittal Reg	10,731	255,585

Netherlands — 4.3%
Boskalis Westminster NV	10,200	239,833
European Aeronautic Defence & Space Co.	14,338	208,691
Heineken Holding NV	7,000	166,444
Koninklijke Ahold NV	17,657	194,665
Koninklijke DSM NV	24,163	755,024
Koninklijke KPN NV	47,787	575,973
Nutreco Holdings NV	2,333	80,586
Royal Dutch Shell PLC - A Shares	43,000	999,683
		3,220,899

Norway — 0.1%
Tandberg ASA	4,700	67,018

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Portugal — 0.8%
Energias de Portugal SA	60,636	221,764
Portugal Telecom SGPS SA	51,668	397,209
		618,973

Singapore — 2.4%
Capitaland Ltd.	125,000	233,029
DBS Group Holdings Ltd.	33,000	211,753
Jardine Cycle & Carriage Ltd.	62,900	606,695
Singapore Airlines Ltd.	15,000	108,409
United Overseas Bank Ltd.	84,700	657,920
		1,817,806

Spain — 5.0%
Banco Bilbao Vizcaya Arg.	82,459	903,421
Banco Santander SA	146,462	1,408,904
Criteria CaixaCorp SA	34,098	128,587
Gas Natural SDG SA	24,795	396,982
Iberdrola SA	113,098	897,900
		3,735,794

Sweden — 2.4%
Alfa Laval AB	72,568	651,738
Nordea Bank AB	41,790	314,800
Skanska AB	27,029	294,827
Swedish Match AB	28,731	413,392
Teliasonera AB	30,000	142,081
		1,816,838

Switzerland — 4.3%
ABB Ltd.	11,192	160,502
Compagnie Financiere Richemont SA	21,688	391,391
Julius Baer Holding AG	11,500	382,830
Novartis AG	24,913	947,196
Pargesa Holdings SA	870	55,523
Swisscom AG	1,932	506,060
Zurich Financial Services AG	4,323	811,202
		3,254,704

United Kingdom — 19.2%
Acergy SA	27,200	214,229
Antofagasta PLC	75,762	661,285
AstraZeneca PLC	25,961	915,999
BAE Systems PLC	124,276	658,656
BG Group PLC	63,641	1,029,064
BP PLC	236,798	1,690,289
British American Tobacco PLC	12,026	291,599

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

United Kingdom - continued
Centrica PLC	94,653	317,867
Eurasian Natural Resources	41,600	366,181
GlaxoSmithKline PLC	4,237	65,754
HSBC Holdings PLC	35,304	250,828
Imperial Tobacco Group PLC	28,559	655,300
Marks & Spencer Group PLC	176,030	882,168
Old Mutual PLC	834,137	842,837
Reckitt Benckiser Group PLC	17,134	676,032
Royal & Sun Alliance Insurance Group PLC	316,798	614,896
Sage Group PLC	95,663	262,527
Smiths Group PLC	11,769	127,710
Standard Chartered PLC	50,400	788,863
Standard Life PLC	166,067	467,528
Unilever PLC	35,559	697,555
Vodafone Group PLC	734,469	1,354,956
WPP Group PLC	94,733	653,790
		14,485,913

United States — 0.6%
Philip Morris International, Inc.	11,800	427,160

Total Common Stocks (Cost $78,462,391)		72,492,938

Money Markets — 2.8

Dreyfus Cash Management	1,040,266	1,040,266
Dreyfus Cash Management Plus	1,037,036	1,037,036

Total Money Markets (Cost $2,077,302)		2,077,302

Total Investments		$74,570,240
(Cost $80,539,693) (b) — 99.0%

Other assets in excess of liabilities — 1.0%		751,437

NET ASSETS — 100.0%		$75,321,677

(a) Non-income producing security.
(b) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)
Asset Backed Securities — 7.1%

Aerco Limited, Series A, Class A4, 0.97%, 7/15/25 (a) (b) †	2,371,500	2,229,210
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-1, Class 2M1, 1.41%, 9/25/32 †	626,811	393,565
Series 2003-4, Class 2M1, 1.34%, 3/25/33 †	1,443,131	381,075
Series 2003-5, Class 2M1, 1.04%, 5/25/33 †	2,182,079	600,301
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, 0.88%, 4/25/36 †	2,000,000	347,655
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 0.74%, 2/15/34 †	58,975	23,913
Credit-Based Asset Servicing & Securitization LLC, Series 2001-CB4, Class 1A1, 1.34%, 11/25/33 †	1,736,923	1,138,593
Fannie Mae Grantor Trust Series 2003-T4, Class 1A, 0.66%, 9/26/33 †	13,886	8,709
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 0.68%, 8/25/31 †	19,162	13,191
First Horizon ABS Trust,
Series 2004-HE1, Class A, 0.65%, 1/25/24 †	35,188	19,005
Series 2004-HE3, Class A, 0.73%, 10/25/34 †	72,277	35,964
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 0.70%, 1/20/33 †	55,690	32,045
Freddie Mac Structured Pass Through Securities,
Series T-31, Class A7, 0.69%, 5/25/31(a) †	202,367	199,316
Series T-32, Class A1, 0.70%, 8/25/31 †	44,330	35,527
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 1.00%, 3/25/27 †	26,830	16,912
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 0.90%, 7/25/29 †	49,405	29,742
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.71%, 11/25/15 †	51,121	25,753
Option One Mortgage Loan Trust,
Series 2002-6, Class A2, 1.24%, 11/25/32 †	2,009,896	1,354,696
Series 2003-1, Class A2, 1.28%, 2/25/33 †	31,212	17,815
Residential Asset Mortgage Products, Inc.,
Series 2003-RS4, Class AIIB, 1.10%, 5/25/33 †	1,615,835	821,775
Series 2003-RS5, Class AI6, 4.02%, 4/25/33	1,470,574	1,104,958
Residential Asset Securities Certificates, Series 2004-KS4, Class A2B3, 1.20%, 5/25/34 †	2,079,294	1,038,247
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 0.73%, 8/25/33 †	47,989	27,425
Wachovia Asset Securitization, Inc.,
Series 2002-HE2, Class A, 0.87%, 12/25/32 †	228,347	117,972
Series 2003-HE2, Class AII1, 0.70%, 6/25/33 †	32,637	11,717

Total Asset Backed Securities (Cost $18,019,075)		10,025,081

Collateralized Mortgage Obligations — 11.4%

Banc of America Mortgage Securities,
Series 2002-G, Class 2A1, 5.14%, 7/20/32 †	2,756	2,287
Series 2003-E, Class 2A2, 4.71%, 6/25/33 †	1,847,665	1,450,447
Series 2004-L, Class 1A1, 5.52%, 1/25/35 †	372,867	322,906
Bear Stearns Alt-A Trust,
Series 2004-9, Class 3A1, 5.20%, 9/25/34 †	1,241,509	819,754
Series 2005-2, Class 2A5, 4.66%, 4/25/35 †	938,182	638,127
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	1,344,872	840,236
Countrywide Home Equity Loan Trust,
Series 2004-25, Class 1A3, 0.80%, 2/25/35 †	97,719	33,108
Series 2005-11, Class 4A1, 0.71%, 2/28/35 †	241,231	96,008
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 0.68%, 5/25/32 †	215,421	182,179
Fannie Mae,
Series 1993-9, Class FB, 1.87%, 1/25/23 †	1,435,528	1,456,106
Series 2003-6, Class JE, 5.50%, 9/25/28	309,754	310,481
Series 2005-57, Class CK, 5.00%, 7/25/35	242,543	244,637
Federal Home Loan Banks, Series 0582, Class H, 4.75%, 10/25/10	1,637,166	1,688,836

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

First Horizon Alternative Mortgage Securities Trust, Series 2006-FA6, Class 2A1, 6.25%,	955,134	724,015
11/25/36
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 5.42%, 2/25/43 †	98,877	97,510
Series T-57, Class 1A, 7.00%, 7/25/43	506,073	534,855
Series T-63, Class 1A1, 3.02%, 2/25/45 †	219,898	196,861
Freddie Mac,
Series 1689, Class F, 1.15%, 3/15/24 †	1,233,323	1,216,569
Series 1689, Class FG, 1.15%, 3/15/24 †	581,866	572,413
Series 2736, Class DB, 3.30%, 11/15/26	1,076,981	1,086,510
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 5.57%, 4/25/32 †	1,398,883	652,480
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	1,540,105	1,314,437
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, 3.26%, 2/25/33 †	33,293	26,701
MLCC Mortgage Investors, Inc.,
Series 1999-A, Class A, 1.21%, 3/15/25 †	69,408	36,235
Series 2003-B, Class A1, 0.78%, 4/25/28 †	67,343	52,374
Residential Asset Securities Corp., Series 2006-A1, Class 1A6, 0.94%, 4/25/36 †	1,773,904	643,519
Sequoia Mortgage Trust,
Series 10, Class 1A, 0.85%, 10/20/27 †	71,010	59,633
Series 9, Class 1A, 1.15%, 9/20/32 †	86,666	76,069
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A1, 5.34%, 1/25/35 †	409,103	218,459
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 4.28%, 3/25/33 †	27,445	22,216
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1B, 2.57%,	1,809,381	334,810
4/25/46 †
Washington Mutual, Series 2005-AR1, Class A1A, 0.76%, 1/25/45 †	132,372	62,918

Total Collateralized Mortgage Obligations (Cost $21,875,974)		16,013,696

Corporate Bonds — 3.3%

Communications — 0.2%
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	265,798

Consumer Staples — 0.5%
Target Corp., 6.35%, 1/15/11	200,000	213,214
WM Wrigley Jr Co., 4.30%, 7/15/10	500,000	492,500
		705,714

Energy — 0.3%
Halliburton Co., 5.50%, 10/15/10	350,000	364,595

Financial — 2.1%
Caterpillar Financial Services Corp., 3.75%, 5/15/09	250,000	250,140
General Electric Co.,
5.25%, 10/27/09	1,250,000	1,263,585
3.75%, 12/15/09	500,000	502,103
Hartford Life Global Funding, 1.49%, 9/15/09 †	200,000	190,842
IBM International Group Capital, 5.05%, 10/22/12	700,000	749,435
		2,956,105

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Healthcare — 0.2%
Abbott Laboratories, 5.15%, 11/30/12	300,000	324,475
Total Corporate Bonds (Cost $4,518,011)		4,616,687

Medium-Term/Senior Note — 0.5%

Financial — 0.5%
Goldman Sachs Group, Inc., 6.65%, 5/15/09	750,000	751,232
Total Medium-Term/Senior Note (Cost $ 750,445)		751,232

Taxable Municipal Bonds — 1.3%

Missouri — 0.2%
Higher Education Loan Authority Revenue, Series N, 1.35%, 7/1/32 (a) †	400,000	320,000

Pennsylvania — 0.4%
Higher Education Assistance Agency, 1.29%, 9/1/43 (a) †	600,000	510,000

Texas — 0.7%
Brazos, Series A-11, 2.60%, 12/1/38 (a) †	600,000	510,000
Panhandle-Plains, Series A-3, 1.93%, 4/1/31(a) †	500,000	470,000
		980,000

Total Taxable Municipal Bonds (Cost $2,100,000)		1,810,000

U.S. Governmennt Agency Pass-Through Securities — 2.0%

Federal Home Loan Mortgage Corporation — 0.0% (c)
5.11%, 4/1/29, Pool #846367 †	11,229	11,380

Federal National Mortgage Association — 2.0%
3.03%, 6/1/40, Pool #557072 †	13,130	12,998
4.10%, 5/1/34, Pool #784365 †	84,844	86,310
4.33%, 9/1/34, Pool #725897 †	891,830	905,188
4.35%, 6/1/34, Pool #789463 †	272,435	273,825
4.50%, 4/1/13, Pool #254717	423,717	433,288
4.83%, 1/1/35, Pool #810896 †	407,687	414,314
5.04%, 7/1/35, Pool #834933 †	615,103	628,334
5.19%, 11/1/21, Pool #365421 †	51,992	53,378
5.50%, 1/1/10, Pool #687086	21,999	22,311
		2,829,946

Small Business Administration — 0.0% (c)
6.22%, 5/25/15, Pool #502966 †	12,425	12,529
Total U.S. Government Agency Pass-Through Securities (Cost $2,815,557)		2,853,855
See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)
U.S. Government Agency Securities — 23.1%

Federal Home Loan Bank — 1.8%
5.00%, 10/2/09	500,000	509,816
4.88%, 5/14/10	2,000,000	2,080,842
		2,590,658

Federal Home Loan Mortgage Corporation — 5.3%
3.25%, 2/25/11	1,500,000	1,550,700
5.88%, 3/21/11	1,000,000	1,047,570
2.75%, 4/11/11	2,000,000	2,055,548
4.63%, 10/25/12	2,500,000	2,732,437
		7,386,255

Federal National Mortgage Association — 16.0%
4.50%, 2/15/11	5,000,000	5,291,765
5.13%, 4/15/11	9,000,000	9,645,525
5.00%, 10/15/11	3,000,000	3,241,785
4.88%, 5/18/12	4,000,000	4,364,212
		22,543,287

Small Business Administration - SBA — 0.0% (c)
SBA Participation Certificates, Series 2000-10C, Class 1, 7.88%, 5/1/10	15,393	15,659
Total U.S. Government Agency Securities (Cost $30,843,241)		32,535,859

U.S. Treasury Obligations — 32.2%

U.S. Treasury Note — 32.2%
4.25%, 1/15/11	16,000,000	16,951,872
1.13%, 1/15/12	22,000,000	21,917,501
3.13%, 8/31/13	6,000,000	6,328,128
Total U.S. Treasury Obligations (Cost $45,247,369)		45,197,501

Short-Term Investments — 18.6%

U.S. Government Agency Securities — 0.8%
Discount Note, 6/22/09	300,000	299,892
Discount Note, 6/24/09	800,000	799,880
		1,099,772

Money Market — 17.8%

Dreyfus Cash Management Plus	25,014,689	25,014,689
Total Short-Term Investments (Cost $26,114,280)		26,114,461

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Total Investments		$139,918,372
(Cost $152,283,952) (d) — 99.5%

Other assets in excess of liabilities — 0.5%		656,906

NET ASSETS — 100.0%		$140,575,278

(a)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of securities fair valued is $4,238,526, which represents 3.02% of net assets.
(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $2,229,210 or 1.59% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2009.

Futures Contracts 0.1%
			Unrealized
		Notional	Appreciation
Number of Contracts	Futures Contract	Amount	(Depreciation)

Futures Contracts Purchased
100	June 2009 2-Year U.S. Treasury Note	$21,754,688	$123,180
			$123,180

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)
Asset Backed Securities — 1.1%

Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	247,626	243,867
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	8,034	8,039
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.71%, 11/25/15 †	51,121	25,753
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 0.70%, 6/25/33 †	32,637	11,717

Total Asset Backed Securities (Cost $339,391)		289,376

Collateralized Mortgage Obligations — 15.0%

CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 4.97%, 6/25/34 †	92,964	55,439
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	390,139	407,818
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	154,562	165,333
Fannie Mae,
Series 2002-16, Class XU, 5.50%, 4/25/17	1,959,600	2,062,142
Series 2002-49, Class KG, 5.50%, 8/25/17	399,497	420,651
Series 2003-92, Class HP, 4.50%, 9/25/18	342,938	359,849
Freddie Mac, Series 3195, Class PN, 6.50%, 8/15/30	162,899	169,746
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.74%, 2/15/30	118,000	103,229
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 0.78%, 4/25/28 †	56,119	43,645
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.97%, 3/25/18 †	135,084	122,878
Sequoia Mortgage Trust, Series 10, Class 1A, 0.85%, 10/20/27 †	71,010	59,633
Washington Mutual, Series 2003-AR1, Class A6, 3.75%, 3/25/33 †	123,073	85,408
Total Collateralized Mortgage Obligations (Cost $3,957,924)		4,055,771

Corporate Bonds — 36.1%

Basic Materials — 0.6%
Alcoa, Inc., 6.00%, 1/15/12	165,000	158,780

Communications — 5.3%
AT&T Mobility LLC, 6.50%, 12/15/11	420,000	447,645
Comcast Cable Communications, 7.13%, 6/15/13	100,000	106,310
Thomson Reuters Corp., 6.20%, 1/5/12	175,000	177,417
Time Warner Cable, Inc., 6.75%, 7/1/18	250,000	252,963
Verizon Communications, Inc., 5.25%, 4/15/13	260,000	272,800
Verizon Wireless Capital, 8.50%, 11/15/18 (a)	150,000	179,640
		1,436,775

Consumer Discretionary — 3.4%
CVS Caremark Corp., 6.13%, 8/15/16	200,000	204,026
FedEx Corp., 7.52%, 1/15/18	93,979	92,188
Honeywell International, 6.13%, 11/1/11	250,000	271,915
Ingersoll-Rand Co. Ltd., 4.75%, 5/15/15	125,000	109,809
McDonald's Corp., 8.88%, 4/1/11	125,000	136,203
Thermo Fisher Scientific, 5.00%, 6/1/15	125,000	117,055
		931,196

Consumer Staples — 1.8%
ConAgra Foods, Inc., 7.88%, 9/15/10	99,000	103,955
Kellogg Co., 6.60%, 4/1/11	210,000	223,881

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Consumer Staples - continued
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	159,333
		487,169

Energy — 3.5%
Chevron Corp., 3.45%, 3/3/12	200,000	205,739
ConocoPhillips Co., 6.50%, 2/1/39	300,000	297,233
Devon Energy Corp., 6.30%, 1/15/19	140,000	144,909
Encana Corp., 6.50%, 5/15/19	130,000	133,423
Marathon Oil Corp., 6.13%, 3/15/12	165,000	169,284
		950,588

Financial — 15.7%
American Express Credit Corp., 5.00%, 12/2/10	175,000	174,577
Bank of America Corp.,
7.40%, 1/15/11	120,000	119,620
2.38%, 6/22/12	400,000	405,495
Bank One Corp., 10.00%, 8/15/10	230,000	238,529
Berkley Corp., 5.13%, 9/30/10	150,000	141,584
Citigroup, Inc., 6.50%, 1/18/11	115,000	111,197
City National Bank, 6.75%, 9/1/11	250,000	243,032
First Tennessee Bank, 5.05%, 1/15/15	200,000	133,150
US Bank NA, 7.13%, 12/1/09	150,000	153,373
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	235,705
JPMorgan Chase & Co., 6.30%, 4/23/19	190,000	186,968
Liberty Mutual Group, 4.88%, 2/1/10	150,000	141,714
Merrill Lynch & Co., 6.11%, 1/29/37	190,000	110,995
MetLife, Inc., 5.38%, 12/15/12	80,000	76,097
Morgan Stanley, 5.95%, 12/28/17	110,000	99,652
National City Bank, 5.80%, 6/7/17	250,000	221,714
Northern Trust Corp., 4.63%, 5/1/14	500,000	505,860
PNC Funding Corp., 2.30%, 6/22/12	200,000	200,655
State Street Corp., 2.15%, 4/30/12	200,000	199,654
U.S. Bank NA, 6.38%, 8/1/11	150,000	156,963
Wells Fargo Bank NA, 6.45%, 2/1/11	400,000	407,814
		4,264,348

Healthcare — 1.9%
Abbott Laboratories, 5.60%, 11/30/17	200,000	210,121
Schering-Plough Corp., 5.30%, 12/1/13	185,000	196,146
Wyeth, 5.95%, 4/1/37	100,000	96,055
		502,322

Industrial — 1.2%
Bemis Co., Inc., 4.88%, 4/1/12	175,000	159,895
General Electric Co., 5.00%, 2/1/13	170,000	174,491
		334,386

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

Utilities — 2.7%
Duke Energy Corp., 6.30%, 2/1/14	200,000	210,909
Georgia Power Co., 6.00%, 11/1/13	130,000	141,192
Progress Energy, Inc., 6.05%, 3/15/14	200,000	208,590
Virginia Electric & Power Co., 8.88%, 11/15/38	130,000	168,177
		728,868
Total Corporate Bonds (Cost $9,812,035)		9,794,432

Medium Term/Senior Note — 0.9%

Consumer Discretionary — 0.9%
Stanford University, Series A, 6.16%, 4/30/11	225,000	234,761
Total Medium Term/Senior Note (Cost $ 225,000)		234,761

Sovereign Bond — 1.6%

Canada — 1.6%
Ontario (Province of), 5.13%, 7/17/12	410,000	432,003
Total Sovereign Bond (Cost $ 440,817)		432,003

U.S. Government Agency Pass-Through Securities — 57.7%

Federal Government Loan Mortgage Corporation — 11.5%
5.50%, TBA 30 years	2,000,000	2,068,750
6.50%, TBA 30 years	1,000,000	1,059,062
		3,127,812

Federal Home Loan Mortgage Corporation — 2.2%
4.50%, 11/1/18, Pool #B10834	562,345	581,587
5.11%, 4/1/29, Pool #846367 †	11,223	11,374
		592,961

Federal National Mortgage Association — 44.0%
3.93%, 6/1/33, Pool #708318 †	92,010	93,354
4.00%, 1/1/34, Pool #765657 †	82,435	84,125
4.24%, 3/01/34, Pool #776486 †	146,989	148,656
4.50%, 5/1/35, Pool #888482	256,224	261,727
4.61%, 7/1/12, Pool #387461	1,250,000	1,298,883
4.67%, 1/1/10, Pool #385732	437,803	440,156
4.73%, 12/1/12, Pool #385682	439,181	457,044
4.83%, 1/1/35, Pool #810896 †	815,375	828,628
5.00%, TBA 30 years	1,000,000	1,028,438
5.01%, 4/1/11, Pool #387392	711,448	725,273
5.19%, 11/1/21, Pool #365421 †	107,593	110,460
5.50%, 1/1/36, Pool #745428	1,820,120	1,890,543
5.50%, TBA 30 years	1,000,000	1,035,938

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)

6.00%, 1/1/38, Pool #968675	1,149,461	1,196,643
6.00%, 6/1/38, Pool #889656	918,027	960,666
6.50%, 8/1/38, Pool #988065	271,445	287,976
7.00%, TBA 30 years	1,000,000	1,069,688
		11,918,198
Total U.S. Government Agency Pass-Through Securities (Cost $15,341,544)		15,638,971

U.S. Government Agency Securities — 6.5%

Fannie Mae, 4.63%, 10/15/14	350,000	385,082
Federal Home Loan Bank, 1.63%, 3/16/11	400,000	402,598
Freddie Mac, 5.00%, 12/14/18	500,000	473,311
Tennessee Valley Authority Note, 4.50%, 4/1/18	500,000	514,251
Total U.S. Government Agency Securities (Cost $1,751,276)		1,775,242

U.S. Treasury Obligations — 0.1%

U.S. Treasury Bond — 0.1%
3.50%, 2/15/39	40,000	36,244
Total U.S. Treasury Obligations (Cost $ 40,212)		36,244

Short-Term Investments — 5.8%

U.S. Government Agency Securities — 1.8%
Federal Home Loan Bank Discount Note, 5/7/09	500,000	499,994

Money Market — 4.0%
Federated Government Obligation Fund	1,092,455	1,092,455
Total Short-Term Securities (Cost $1,592,438)		1,592,449

Total Investments		$33,849,249
(Cost $33,500,637) (b) — 124.8%

Liabilities in excess of other assets — (24.8%)		(6,724,385)

NET ASSETS — 100.0%		$27,124,864

(a)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. This security is considered illiquid, the aggregate value of which is $179,640 or 0.66% of net assets.

(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2009.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2009 (Unaudited)

Security Description	Shares	Value ($)
Futures Contracts 0.2%

Number of Contracts	Futures Contract	Notional Value	Unrealized Appreciation (Depreciation)

Futures Contracts Purchased
1	June 2009 5-Year U.S. Treasury Note	$117,141	$185
3	June 2009 10-Year U.S. Treasury Note	362,813	742
11	June 2009 U.S. Long Bond	1,348,188	(45,943)
Futures Contracts Sold
-3	June 2009 2-Year U.S. Treasury Note	652,641	(3,398)
			$(48,414)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.6%

Basehor Kansas, GO, 4.00%, 9/1/10, Callable 9/1/09 @ 100	750,000	754,133
Bel Aire Kansas, GO, Series A, 4.50%, 6/1/12, Callable 12/1/09 @ 100	1,000,000	1,014,940
Burlington Environmental Improvement Revenue, Series K, 5.25%,	1,000,000	1,009,070
12/1/23, Putable, XLCA†
Butler & Sedgwick County, School District #385, GO
5.00%, 9/1/18, Callable 9/1/15 @ 100, MBIA	2,000,000	2,138,300
5.60%, 9/1/12, FSA	1,775,000	1,974,510
Butler County, School District #490, GO
Series B, 5.00%, 9/1/23, Callable 9/1/15 @ 100, FSA	500,000	529,665
Series B, 5.00%, 9/1/24, Callable 9/1/15 @ 100, FSA	395,000	415,726
Series B, 5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100, FSA	690,000	804,760
Cherokee County, COP, 5.00%, 12/1/21, Callable 12/1/15, MBIA	1,170,000	1,277,956
Chisholm Creek, Water & Sewer Revenue
5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	798,906
5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA	400,000	450,088
Coffeyville Comunity College, Series A, 5.05%, 10/1/25, Pre-refunded	1,975,000	2,250,018
10/1/15 @ 100
Coffeyville Kansas, GO, Series 1, 3.25%, 11/1/11, Callable 11/1/10 @	500,000	512,460
100
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable	1,310,000	1,455,318
10/1/13 @ 100, MBIA
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100,	1,935,000	2,067,198
AMBAC
Franklin County COP, Mental Health, Callable 9/1/13 @ 100	750,000	770,888
Franklin County, School District #289, GO, Series A, 5.35%, 9/1/11,	175,000	192,003
Sinkable, FSA
Garnett Combined Utility Revenue, 5.00%, 10/1/17, Callable 4/13/09 @	455,000	455,036
100, MBIA, OID
Geary County, School District #475, GO
5.25%, 9/1/18, Callable 9/1/15 @ 100, MBIA	795,000	887,093
5.25%, 9/1/20, Pre-refunded 9/1/15 @ 100, MBIA	2,025,000	2,385,004
5.25%, 9/1/22, Pre-refunded 9/1/15 @ 100, MBIA	1,650,000	1,943,337
Gray County, School District #102, GO
5.00%, 9/1/15, Callable 4/9/09 @ 100	800,000	800,520
6.80%, 9/1/15, Callable 4/9/09 @ 100	10,000	10,006
Harvey County, School District #373, GO
4.80%, 9/1/18, Callable 4/9/09 @100, FSA, OID	635,000	636,384
5.00%, 9/1/22, Callable 9/1/18 @ 100, MBIA	1,200,000	1,274,304
Hoisington Public Building Corp., Health Care Facilities Revenue, 5.00%,	1,700,000	1,764,362
11/1/23, Callable 11/1/14 @ 100, AMBAC
Johnson County Community College, Student Commons & Parking	1,000,000	1,030,930
Revenue, 5.00%, 11/15/24, Callable 11/15/12 @ 100, AMBAC
Johnson County, GO, Series B	1,230,000	1,379,457
Johnson County, Park & Recreation Foundation Revenue
5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,053,310
COP, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	908,036
Johnson County, School District #231, GO
Series A, 5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,096,286
Series B, 5.00%, 10/1/25, Callable 10/1/16 @ 100, AMBAC	1,070,000	1,096,558
Johnson County, School District #232, GO
5.00%, 3/1/15, MBIA	500,000	551,630
Series A, 4.35%, 9/1/14, Callable 9/1/13 @ 100, FGIC	600,000	639,102
Series A, 5.25%, 9/1/20, Callable 9/1/15 @ 100, FSA	1,325,000	1,442,104
Series A, 5.25%, 9/1/23, Callable 9/1/15 @ 100, FSA	1,000,000	1,065,140
Johnson County, School District #233, GO
Series A, 5.00%, 9/1/14, Callable 9/1/9 @ 100, FGIC	1,000,000	1,008,700
Series B, 5.50%, 9/1/14, FGIC	325,000	380,179
Johnson County, Water District #1
5.00%, 12/1/13, Callable 12/1/11 @ 100	750,000	809,655
5.00%, 6/1/12, Callable 12/1/11 @ 100	1,000,000	1,084,280

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Junction City Kansas, GO
Series A, 4.00%, 6/1/09	1,000,000	1,001,340
Series B, 4.00%, 6/1/09	1,000,000	1,000,930
Junction City, Water & Sewer, GO, Series DI, 4.80%, 9/1/16, Callable	1,620,000	1,625,135
4/13/09 @ 100, MBIA, OID
Kingman County Electric Utility System Revenue, 5.50%, 9/1/23, Pre-	300,000	335,838
refunded 9/1/12 @ 100, OID
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-	1,545,000	1,650,941
refunded 10/1/10 @ 100, FGIC, OID
La Cygne, Environmental Improvements Revenue, Kansas City Power	382,000	394,999
and Light, 4.05%, 3/1/15, XLCA
Lawrence Hospital Revenue, Lawrence Memorial Hospital
5.25%, 7/1/21, Callable 7/1/16 @ 100	610,000	581,714
5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,017,590
6.00%, 7/1/19, Pre-refunded 7/1/09 @ 100, RADIAN	1,000,000	1,008,130
Lawrence Water and Sewer System Revenue
4.30%, 11/1/22, Callable 11/1/18 @ 100	235,000	239,590
Leavenworth County
School District #458, GO, Series A, 5.25%, 9/1/28, Callable 9/1/19 @ 100	1,250,000	1,311,900
School District #464, GO, Series A, 5.00%, 9/1/25, Pre-refunded 9/1/15	1,380,000	1,609,522
@ 100, MBIA
School District #469, GO, Series A, 5.00%, 9/1/24, Pre-refunded 9/1/15	2,400,000	2,791,464
@ 100, FGIC
Leawood Kansas, GO
Series A, 5.25%, 9/1/16, Pre-refunded 9/1/09 @ 100	340,000	345,358
Series B, 4.20%, 9/1/23, Callable 9/1/17 @ 100	565,000	581,787
Lenexa Health Care Facilities Revenue, 6.88%, 5/15/32, Pre-refunded	1,500,000	1,750,650
5/15/12 @ 101, OID
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	274,660
Maize Public Building Commission Revenue, Series A, 5.25%, 5/1/25,	1,000,000	1,005,050
Callable 5/1/11 @ 100
Maize Water System Revenue, 5.25%, 8/1/26, Callable 8/1/16 @ 100	1,000,000	1,011,320
Manhattan Kansas, GO, Series A, 4.50%, 11/1/17	400,000	450,416
Miami County, School District #367, GO, Series A, 5.00%, 9/1/25,	1,310,000	1,367,588
Callable 9/1/15 @ 100, FSA
Miami County, School District #416, GO, 4.00%, 9/1/15, MBIA	900,000	977,922
Miami County, School District #416, GO, 5.00%, 9/1/20, Callable 9/1/16	1,125,000	1,212,019
@ 100, MBIA
Newton, GO, Series A, 5.00%, 9/1/24, Callable 9/1/14 @ 100, MBIA	1,000,000	1,042,590
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12,	535,000	535,219
Callable 4/16/09 @ 100
Olathe, Health Facilities Revenue, Olathe County Hospital
5.13%, 9/1/22, Callable 9/1/17 @ 100	1,315,000	1,295,577
Series A, 4.13%, 9/1/37, Callable 3/1/12 @ 100†	1,500,000	1,505,685
Olathe, Special Obligation, Tax Increment Revenue
4.75%, 3/1/11, Sinkable 9/1/09 @ 100	645,000	590,149
5.00%, 3/1/16, Sinkable 9/1/11 @ 100	500,000	369,515
5.45%, 9/1/22, Callable 3/1/17 @ 100, OID	660,000	483,437
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	683,090
Pittsburg, Special Obligation, Tax Increment Revenue, 4.90%, 4/1/24,	1,245,000	762,973
Callable 4/1/16 @ 100, OID
Pratt, Kansas Electric System Revenue, Series 2001-1, 5.25%, 5/1/18,	250,000	261,878
Pre-refunded 5/1/10 @ 100, AMBAC
Reno County, School District #308, GO, Series A, 5.00%, 9/1/16, MBIA	1,000,000	1,109,730
Rice County COP, 5.30%, 12/1/19, Pre-refunded 12/1/09 @ 100, MBIA,	1,425,000	1,464,872
OID
Rice County, School District #444, GO, 5.08%, 9/1/14, Callable 4/13/09	755,000	755,000
@100
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11	1,000,000	1,064,700
@ 100, MBIA
Riley County, School District #383, GO, 5.00%, 9/1/23, Callable 9/1/19	1,000,000	1,085,600
@100

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Roeland, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @	500,000	402,135
100, OID
Salina, Hospital Revenue, Salina Regional Health Center
5.00%, 10/1/20, Callable 4/1/16 @ 100	460,000	434,452
5.00%, 10/1/23, Callable 4/1/16 @ 100	470,000	426,069
Saline County, School District #305, GO
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA - Not-refundeddd	220,000	233,664
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA - Pre-refunded 9/1/11	780,000	840,700
Scott County, School District #466, GO, 5.25%, 9/1/17, Pre-refunded	400,000	449,396
9/1/12 @ 100, FGIC
Sedgwick & Shawnee, Single Family Revenue, Series A-2, 6.70%,	125,000	128,896
6/1/29, Sinkable 12/1/16, GNMA
Sedgwick & Shawnee, Single Family Revenue, Series B-1, 8.05%,	20,000	20,357
5/1/14, GNMA
Sedgwick County, Kansas Public Building Common Revenue	450,000	488,700
Sedgwick County, Public Building Common Revenue, Series 1
4.00%, 8/1/15, Callable 8/1/14 @ 100	500,000	532,295
Sedgwick County, School District #260, GO
5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,627,267
5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,708,885
Sedgwick County, School District #261, GO
4.00%, 11/1/13, FSA	500,000	548,365
4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,557,742
5.00%, 11/1/19, Callable 11/1/17 @ 100, FSA	1,000,000	1,113,220
Sedgwick County, School District #266, GO, 5.00%, 9/1/16, MBIA	150,000	166,460
Sedgwick County, Single Family Revenue, Series A-2, 6.50%, 12/1/16,	20,000	20,653
Sinkable 6/1/09, GNMA
Shawnee County Kansas COP
5.00%, 9/1/22, Callable 9/1/15 @ 100	1,640,000	1,707,470
Shawnee County Kansas, Correction Lake Project, 5.00%, 9/1/23,	1,840,000	1,901,272
Callable 9/1/15 @ 100
Shawnee County, School District #501, 5.00%, 8/1/13, FSA	1,000,000	1,133,070
Shawnee County, Series A, 5.13%, 9/1/10	405,000	422,342
Shawnee County, Series A, GO, 5.00%, 9/1/19, Callable 9/1/15 @ 100,	700,000	760,711
FSA
State, Department of Transportation, Highway Revenue
5.50%, 9/1/14, Escrowed to maturity	1,000,000	1,181,940
Series A, 5.00%, 3/1/20, Callable 3/1/14 @ 100,	1,000,000	1,080,730
Series A, 5.00%, 9/1/11	415,000	452,001
Series B-2, 5.00%, 9/1/22, Callable 9/1/18 @ 100	2,500,000	2,785,450
State, Development Finance Authority Health Facilites Revenue
Hays Medical Center, Inc., Series L, 5.00%, 11/15/22, Callable 11/15/15	500,000	487,520
@100
Hays Medical Center, Inc., Series M, 3.75%, 5/15/26, MBIA†	1,470,000	1,487,655
St. Lukes/Shawnee Mission Health System, Inc., 5.38%, 11/15/16,	500,000	500,650
Callable 4/13/09 @ 100, MBIA, OID
Stormont-Vail Healthcare Inc., Series K, 5.75%, 11/15/12, Callable	1,000,000	1,089,650
11/15/11 @ 100, MBIA
Stormont-Vail Healthcare, Inc., 5.00%, 11/15/27, Callable 11/15/17 @	1,875,000	1,652,437
100, MBIA
Stormont-Vail Healthcare, Inc., Series E, 5.25%, 11/15/23†	1,000,000	1,017,720
State, Development Finance Authority Housing Development Revenue,	1,000,000	1,023,070
5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA
State, Development Finance Authority Revenue
5.00%, 10/1/14	350,000	401,604
5.00%, 10/1/20, Callable 4/1/13 @ 102, AMBAC	200,000	213,250
5.00%, 10/1/21, Callable 4/1/13 @ 102, AMBAC	2,750,000	2,919,207
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,270,000	1,425,842
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,140,000	1,227,164
5.00%, 11/1/20, Callable 11/1/16 @ 100, FGIC	900,000	980,217
5.00%, 11/1/21, Callable 11/1/16 @ 100, FGIC	500,000	541,495
5.00%, 11/1/25, Callable 11/1/16 @ 100, FGIC	1,000,000	1,047,670
5.00%, 2/1/26, Callable 2/1/16 @ 100, XLCA	2,000,000	2,027,239
5.00%, 4/1/13, Escrowed to maturity, FGIC	150,000	169,719

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

State, Development Finance Authority Revenue - continued
5.00%, 4/1/15, FGIC	250,000	280,033
5.00%, 4/1/17, Callable 4/1/14 @ 101, FGIC	595,000	652,608
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	370,000	402,116
5.00%, 4/1/18, Pre-refunded 4/1/14 @ 101, FGIC	130,000	150,040
5.00%, 4/1/19, Callable 4/13/09 @ 100, AMBAC, OID	1,000,000	1,000,080
5.00%, 5/1/13, MBIA	500,000	562,755
5.00%, 5/1/16, Callable 5/1/15 @ 100, MBIA	205,000	227,677
5.00%, 5/1/21, Callable 5/1/15 @ 100, AMBAC	2,090,000	2,169,858
5.00%, 8/1/11, AMBAC	380,000	411,532
5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	504,275
5.00%, 8/1/11, Escrowed to maturity, AMBAC	120,000	130,516
5.50%, 8/1/15, Pre-refunded 8/1/11 @ 100, MBIA	1,500,000	1,642,740
Energy Conservation Project, Series J, 5.40%, 4/1/10, Callable 4/13/09	70,000	70,013
@100
Series A, 4.00%, 3/1/16	700,000	760,424
Series A, 5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	550,746
Series J, 5.25%, 8/1/19, Callable 8/1/13 @ 100, AMBAC	410,000	436,351
Series K, 5.25%, 11/1/21, Callable 11/1/17 @ 100, MBIA	250,000	276,665
Series K, 5.25%, 11/1/26, Callable 11/1/17 @ 100, MBIA	1,200,000	1,275,096
Series N, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	541,575
Series N, 5.25%, 10/1/17, Callable 10/1/12 @ 100, AMBAC	1,250,000	1,314,688
Series N, 5.25%, 10/1/18, Callable 10/1/12 @ 100, AMBAC	1,610,000	1,687,006
Series N, 5.25%, 10/1/22, Callable 10/1/12 @ 100, AMBAC	1,960,000	2,019,584
Series TR, 5.00%, 10/1/16	930,000	1,022,870
Series TR, 5.00%, 10/1/21, Callable 10/1/18 @ 100,	1,585,000	1,843,181
Sisters of Charity Leavenworth, 5.00%, 12/1/25, Callable 4/13/09 @	735,000	735,103
101, MBIA, OID
5.50%, 3/1/16, Callable 3/1/11 @ 100, AMBAC	650,000	684,860
State, Development Finance Authority, Lease Revenue Department of	1,180,000	1,180,000
Administration, Series J2, 0.70%, 12/1/34, Sinkable†
State, Development Finance Authority, Lease Revenue, Department of	1,275,000	1,342,868
Juvenile Justice Authority, Series D, 5.25%, 5/1/16, Callable 5/1/11 @
100, MBIA
State, Development Finance Authority Revenue, University of Kansas Athletic Facility
5.00%, 6/1/18, Callable 6/1/14 @ 100	1,000,000	1,067,700
5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,284,820
Series C, 5.00%, 6/1/28, Callable 6/1/15 @ 100	2,475,000	2,492,944
State, Development Finance Authority Water Pollution Control Revenue
5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,089,359
5.00%, 11/1/24, Callable 11/1/13 @ 100	1,000,000	1,043,220
5.25%, 11/1/10	650,000	691,425
5.25%, 5/1/11, Callable 4/13/09 @ 100	320,000	320,541
5.50%, 11/1/13, Callable 11/1/12 @ 100	900,000	1,016,676
5.50%, 11/1/15	200,000	239,306
5.50%, 11/1/18, Pre-refunded 11/1/12 @ 100	925,000	1,056,072
5.50%, 11/1/19, Callable 11/1/12 @ 100	960,000	1,038,278
State, Development Finance Authority, Water Supply Revenue
5.00%, 4/1/23, Callable 4/1/14 @ 100	1,725,000	1,825,499
6.00%, 4/1/27, Callable 4/1/13 @ 100	2,000,000	2,126,860
State, Independent College Finance Authority
Newman University, 6.00%, 10/1/21, Callable 4/13/09 @ 100	1,500,000	1,500,930
State, Turnpike Authority, Turnpike Revenue, Series A-2, 5.00%, 9/1/20,	500,000	531,735
Callable 9/1/14 @ 101, FSA
Sumner County, School District #357, GO, 5.55%, 9/1/13, Callable	95,000	95,003
4/16/09 @ 100, AMBAC, OID
Topeka Public Building Common Revenue, Series A, 5.00%, 6/1/13, MBIA	1,140,000	1,285,475
University of Kansas Hospital Authority Health Facilities Revenue
5.00%, 9/1/21, Callable 9/1/16 @ 100	1,000,000	1,000,540
5.25%, 9/1/13, Pre-refunded 9/1/12 @ 100	450,000	501,687
5.50%, 9/1/11, Escrowed to maturity	300,000	328,146
5.63%, 9/1/27, Pre-refunded 9/1/12 @ 100, OID	275,000	309,906
5.63%, 9/1/32, Pre-refunded 9/1/12 @ 100, OID	1,100,000	1,239,623
6.00%, 9/1/16, Pre-refunded 9/1/12 @ 100	1,120,000	1,275,669
See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

University of Kansas Hospital Authority Health Facilities Revenue - continued
Series A, 5.40%, 9/1/13, Pre-refunded 9/1/09 @ 100, AMBAC, OID	275,000	279,103
Series A, 5.50%, 9/1/15, Pre-refunded 9/1/09 @ 100, AMBAC, OID	1,645,000	1,670,086
Washburn University Revenue, Series B, 5.50%, 7/1/16, Callable 7/1/09	250,000	251,113
@ 100, AMBAC
Wichita, Hospital Facilities Revenue
Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	304,809
Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101, OID	335,000	344,206
Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	512,530
Series III, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	778,065
Series XI, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	700,000	712,012
Series XI, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,022,990
Series XI, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,039,240
Wichita, Sales Tax Revenue, GO
5.00%, 10/1/12	2,325,000	2,594,142
5.00%, 4/1/17, Callable 4/16/09 @ 101	200,000	202,254
Wichita, Water & Sewer Utility Revenue
4.70%, 10/1/12, Callable 4/16/09 @ 100, FGIC, OID	2,000,000	2,001,580
5.00%, 10/1/12, FGIC, GO	1,000,000	1,108,730
5.00%, 10/1/13, FGIC	800,000	890,696
5.25%, 10/1/15, Callable 10/1/13 @ 100, FGIC	350,000	382,715
5.25%, 10/1/17, Callable 10/1/13 @ 100, FGIC	2,000,000	2,144,220
Series B, 5.00%, 10/1/16, Callable 10/1/14 @ 100, FGIC	500,000	550,330
Wyandotte County
School District #202, Series A, GO, 5.00%, 9/1/13, AMBAC	1,000,000	1,103,080
School District #204, Series A, GO, 5.00%, 9/1/24, Callable 9/1/15 @	1,000,000	1,021,660
100, FGIC
Wyandotte County, Government Transportation Development Revenue
Cabelas Project, 5.00%, 12/1/21, Callable 6/1/16 @ 100, OID	1,195,000	996,391
Legends Village West Project, 4.60%, 10/1/16, Sinkable 10/1/09 @ 100	225,000	176,429
Legends Village West Project, 4.88%, 10/1/28, Callable 10/1/16 @ 100,	475,000	287,679
OID
Wyandotte County, Government Utility System Revenue
4.75%, 8/1/34, Callable 8/1/11 @ 103, SPA	2,460,000	2,496,630
4.75%, 9/1/18, Callable 4/16/09 @ 101, MBIA, OID	2,000,000	2,013,080
6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,125,475
Series A, 5.00%, 9/1/24, Callable 3/1/19 @100, BHAC	200,000	219,854
Series B, 5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	470,000	483,221
Wyandotte County, School District #500, GO
5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,981,511
5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,137,910
5.50%, 9/1/16, Pre-refunded 9/1/12 @ 100, FSA	300,000	341,043
Total Municipal Bonds (Cost $195,350,168)		199,419,039

Money Market — 3.1%
	Shares

Federated Tax-Exempt Money Market Fund	6,297,118	6,297,118
Total Money Market (Cost $ 6,297,118)		6,297,118

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)

Total Investments		$205,716,157
(Cost $201,647,286) (a) — 99.7%

Other assets in excess of liabilities — 0.3%		663,136

Net Assets — 100.0%		$206,379,293

(a) See Notes to Financial Statements for tax unrealized appreciation(depreciation) of securities.
†–  Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2009.
AMBAC – Insured by American Municipal Bond Insurance Corp.
COP – Certificate of Participation
FGIC – Insured by Financial Guaranty Insurance Co.
FSA – Insured by Federal Security Assurance
GNMA – Government National Mortgage Association
GO – General Obligation
MBIA – Insured by Municipal Bond Insurance Organization
OID – Original Issue Discount
RADIAN – Insured by RADIAN Guaranty, Inc.
XLCA – Insured by XL Capital Assurance

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30,2009 (Unaudited)

Security Description	Coupon Rate	Maturity Date		Quantity	Value
Asset-Backed Securities — 15.2%

Credit Cards — 10.2%
Citibank Credit Card Issuance Trust (United States)	5.375%	4/11/2011	EUR	650,000	830,905
Citibank Credit Card Issuance Trust, Series 2004-A2, Class A, Reg S, (United States)†	1.970%	5/24/2013	EUR	700,000	805,195
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A (United States)†	5.600%	7/17/2014	EUR	1,100,000	1,352,495
MBNA Credit Card Trust (United States)	4.500%	1/17/2014	EUR	1,000,000	1,130,273
					4,118,868

Home Equity Loans — 0.0%*
Chase Funding Mortgage Loan, Series 2002-2, Class 2A1 (United States)†	0.938%	5/25/2032	USD	26,195	18,772

Non-U.S. Residential — 4.0%
Delphinus BV, Series 2003-I, Class A2, Reg S, (Netherlands) (b)†	4.122%	4/25/2093	EUR	1,000,000	1,310,888
Granite Master Issuer PLC, Series 2005-1, Class A5, Reg S, (United Kingdom) (b)†	1.294%	12/20/2054	EUR	308,829	254,866
Southern Pacific Securities, Series 2005-1X, Class A2A, Reg S, (United Kingdom)†	1.880%	6/10/2043	EUR	22,892	29,508
					1,595,262

Other ABS — 1.0%
Okeanos Investment Corp., Series 1, Class RB, Reg S, (Singapore)†	1.410%	3/30/2011	USD	400,000	387,000

Total Asset-Backed Securities (Cost $6,255,170)					6,119,902

Corporate Obligations — 17.4%

Automobile Manufacturing — 0.9%
BMW Finance NV (Netherlands)	3.875%	4/6/2011	EUR	130,000	171,105
Daimler North America Corp.(United States)	4.125%	11/18/2009	USD	130,000	171,802
					342,907

Communications — 0.5%
Bertelsmann US Finance (United States)	4.625%	6/3/2010	EUR	160,000	214,309

Diversified Holding Company — 0.8%
Clerical Medical Finance PLC (United Kingdom)†^	4.250%	6/24/2015	EUR	290,000	88,257
EADS Finance BV (Netherlands)	4.625%	3/3/2010	EUR	180,000	239,542
					327,799

Financial — 11.4%

Banking — 11.4%
Bank of Scotland PLC (United Kingdom)	5.500%	7/27/2009	EUR	360,000	473,061
Bank of Scotland PLC (United Kingdom)	5.500%	10/29/2012	EUR	350,000	395,455
Barclays Bank PLC (United Kingdom)	4.250%	10/27/2011	EUR	360,000	501,671
BK Nederlandse Gemeenten (Netherlands)	4.000%	7/15/2014	EUR	100,000	135,916
Credit Suisse London (Switzerland)	6.125%	8/5/2013	EUR	450,000	624,184
Danske Bank (Denmark)†	5.125%	11/12/2012	EUR	100,000	122,539
HSBC France (France)	5.750%	6/19/2013	EUR	350,000	497,572

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30,2009 (Unaudited)

Security Description	Coupon Rate	Maturity Date		Quantity	Value
Corporate Obligations—17.4% continued:

Financial — 11.4%-(continued)
Banking — 11.4%-(continued)
Intesa Sanpaolo SpA (Italy)	6.375%	4/6/2010	EUR	280,000	375,201
JPMorgan Chase & Co. (United States)†	4.375%	11/12/2019	EUR	100,000	99,843
JPMorgan Chase Bank NA (United States)†	4.625%	5/31/2017	EUR	100,000	113,000
KFW (Germany)	4.000%	4/8/2011	EUR	730,000	1,004,373
Skandinaviska Enskilda (Sweden)†	4.125%	5/28/2015	EUR	170,000	210,438
					4,553,253

Industrial — 0.6%
Compagnie de Saint-Gobain (France)	6.500%	3/17/2010	EUR	120,000	159,859
Rolls-Royce PLC (United Kingdom)	4.500%	3/16/2011	EUR	60,000	80,452
					240,311

Pharmaceuticals — 0.6%
Merck-Finanz AG (Germany)	3.750%	12/7/2012	EUR	190,000	251,579

Telecommunications — 1.8%
France Telecom (France)	7.000%	12/23/2009	EUR	180,000	244,133
SES Global SA (Luxembourg)	4.000%	3/15/2011	EUR	180,000	234,482
Telecom Italia Fin SA (Italy)	7.000%	4/20/2011	EUR	170,000	236,043
					714,658

Utilities — 0.8%

Oil & Gas — 0.8%
Dong Energy (Denmark)	4.625%	6/21/2011	EUR	100,000	133,589
Gaz Capital SA, Reg S, (Russian Federation) (b)	5.030%	2/25/2014	EUR	190,000	199,868
					333,457
Total Corporate Obligations (Cost $7,250,520)					6,978,273

Mortgage-Backed Securities — 3.3%

Collateralized Mortgage Obligation (CMO) — 3.3%
Arena BV, Series 2003-I, Class A2, Reg S, (Netherlands)†	4.300%	5/19/2055	EUR	1,000,000	1,307,594
Total Mortgage-Backed Securities (Cost $1,139,000)					1,307,594

Commercial Mortgage-Backed Securities — 3.4%

Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4 (United States)†	5.740%	5/10/2045	USD	450,000	367,743
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 (United States)	5.370%	9/15/2039	USD	560,000	450,947
Morgan Stanley Capital I, Series 2004-T15, Class A4 (United States)†	5.270%	6/13/2041	USD	290,000	261,399
Morgan Stanley Dean Witter Capital I, Series 2001-TOP 5, Class A4 (United States)	6.390%	10/15/2035	USD	290,000	292,777
					1,372,866
Total Commercial Mortgage-Backed Securities (Cost $1,604,978)					1,372,866

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30,2009 (Unaudited)

Security Description	Coupon Rate	Maturity Date		Quantity	Value
Sovereign Obligations — 56.8%

Australia — 0.4%
Australian Government	5.250%	3/15/2019	AUD	210,000	160,663

Belgium — 5.5%
Belgium Kingdom	4.000%	3/28/2018	EUR	930,000	1,251,732
Belgium Kingdom, Series 55	4.000%	3/28/2019	EUR	707,000	942,604
					2,194,336

Canada — 0.6%
Canadian Government	5.000%	6/1/2037	CAD	223,000	224,084

France — 0.4%
France (Gov't. of)	5.000%	4/25/2012	EUR	20,000	28,780
France (Gov't. of)	5.000%	10/25/2016	EUR	65,000	95,810
France (Gov't. of)	5.750%	10/25/2032	EUR	27,000	43,792
					168,382

Germany — 3.2%
Bundesobligation, Series 152	3.500%	4/12/2013	EUR	485,000	674,508
Bundesrepublic Deutschland	4.500%	1/4/2013	EUR	30,000	43,017
Bundesrepublic Deutschland	6.500%	7/4/2027	EUR	55,000	94,935
Bundesrepublic Deutschland	4.000%	1/4/2037	EUR	355,000	470,596
					1,283,056

Italy — 2.5%
Buoni Poliennali Del Tesoro	4.500%	8/1/2018	EUR	235,000	320,620
Buoni Poliennali Del Tesoro	5.750%	2/1/2033	EUR	470,000	671,172
					991,792

Japan — 29.8%
Japan Government 10 Year Issue Series 279	2.000%	3/20/2016	JPY	99,000,000	1,066,174
Japan Government 10 Year Issue Series 293	1.800%	6/20/2018	JPY	102,000,000	1,075,613
Japan Government 2 Year Issue Series 270	0.900%	7/15/2010	JPY	500,000,000	5,106,427
Japan Government 20 Year Issue Series 90	2.200%	9/20/2026	JPY	114,000,000	1,196,906
Japan Government 30 Year Issue Series 25	2.300%	12/20/2036	JPY	55,000,000	571,621
Japan Government 5 Year Issue Series 70	0.800%	3/20/2013	JPY	293,000,000	2,985,171
					12,001,912

Netherlands — 0.4%
Netherlands Government	2.500%	1/15/2012	EUR	110,000	147,807

Poland — 0.5%
Poland Government Series 1015	6.250%	10/24/2015	PLN	640,000	194,569

Singapore — 2.0%
Singapore Government	4.000%	9/1/2018	SGD	1,000,000	788,303

United Kingdom — 11.5%
United Kingdom Treasury	4.500%	3/7/2013	GBP	2,450,000	3,912,243
United Kingdom Treasury	4.000%	9/7/2016	GBP	60,000	94,933

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30,2009 (Unaudited)

Security Description	Coupon Rate	Maturity Date		Quantity	Value
Sovereign Obligations — 56.8% continued:
United Kingdom — 11.5% - continued
United Kingdom Treasury	4.250%	12/7/2055	GBP	440,000	632,807
					4,639,983
Total Sovereign Obligations (Cost $21,936,768)					22,794,887

Money Market — 1.7%

				Shares
Dreyfus Cash Management Plus	0.750%			679,629	679,629

Total Money Market (Cost $679,629)					679,629

Total Investments
(Cost $38,847,392) (a)— 97.8%					$39,253,151
Other assets in excess of liabilities — 2.2%					882,881
NET ASSETS — 100.0%					$40,136,032

(a)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities.
(b)	These securities have been determined to be illiquid.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at Apr il 30, 2009.
Reg S
In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including s ecurities issued under Rule 144A. These securities are valued at $4,228,640, or 10.5% of net assets.

^	Perpetual bond. Maturity date shown is next call date
*	Rounds to less than 0.05%.

Futures Contracts―(0.2)%

Number of Contracts	Futures Contract	Notional Amount	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
9	June 2009 Canadian 10-Year Bond	$1,114,830	$(8,912)
21	June 2009 Euro-BOBL	2,435,580	(17,763)
23	June 2009 Euro-Bund	2,818,190	(40,534)
7	June 2009 Euro-BUXL	687,400	(4,209)
5	June 2009 Long Gilt	603,000	9,240
2	June 2009 Japan 10-Year	273,980,000	(34,092)
Futures Contracts Sold
-4	June 2009 Euro-Schatz Note	$432,220	$1,849
-25	June 2009 U.S. 10-Year	3,023,438	15,747

			$(78,674)

Forward Foreign Exchange Contracts ― 0.3%
					Unrealized
	Contract To				Appreciation/
Value Date	Receive		Deliver		(Depreciation)
05/07/2009	AUD	543,850	USD	379,087	16,095
05/07/2009	AUD	188,862	EUR	100,000	4,911
05/07/2009	CAD	3,972,661	USD	3,219,258	109,796
05/07/2009	CZK	1,580,538	EUR	60,000	(1,241)
05/07/2009	DKK	8,867,150	USD	1,598,142	(23,134)
05/07/2009	EUR	25,629,786	USD	34,157,258	(243,088)
05/07/2009	EUR	120,000	AUD	218,716	(139)
05/07/2009	EUR	220,000	SGD	434,219	(2,193)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30,2009 (Unaudited)

Forward Foreign Exchange Contracts― 0.3% (Continued)
					Unrealized
	Contract To				Appreciation/
Value Date	Receive		Deliver		(Depreciation)
05/07/2009	GBP	1,513,030	USD	2,206,431	32,028
05/07/2009	JPY	3,123,850,786	USD	32,545,113	(868,676)
05/07/2009	JPY	5,333,068	EUR	40,000	1,149
05/07/2009	KRW	3,571,165,642	USD	2,599,407	197,047
05/07/2009	MXN	3,643,889	USD	253,596	10,242
05/07/2009	NOK	2,934,088	USD	453,414	(6,474)
05/07/2009	NZD	1,197,671	USD	668,898	8,500
05/07/2009	PLN	3,303,807	USD	957,799	29,960
05/07/2009	SEK	18,952,493	USD	2,338,708	17,284
05/07/2009	SGD	2,164,480	USD	1,444,024	18,028
05/07/2009	ZAR	4,590,488	USD	488,086	53,742
05/07/2009	ZAR	2,947,595	USD	330,960	14,465
05/07/2009	USD	34,408,917	EUR	25,769,786	309,495
05/07/2009	USD	2,198,500	GBP	1,513,030	(39,959)
05/07/2009	USD	32,542,902	JPY	3,129,186,854	812,356
05/07/2009	USD	2,323,476	SEK	18,952,493	(32,515)
05/07/2009	USD	666,646	NZD	1,197,671	(10,753)
05/07/2009	USD	1,585,068	DKK	8,867,150	10,060
05/07/2009	USD	449,586	NOK	2,934,088	2,647
05/07/2009	USD	3,235,579	CAD	3,972,661	(93,476)
05/07/2009	USD	1,146,757	SGD	1,730,261	(21,991)
05/07/2009	USD	958,190	PLN	3,303,807	(29,569)
05/07/2009	USD	501,637	ZAR	4,590,488	(40,192)
05/07/2009	USD	2,631,058	KRW	3,571,165,642	(165,397)
05/07/2009	USD	369,289	AUD	513,997	(4,200)
05/07/2009	USD	275,212	MXN	3,643,889	11,374
05/07/2009	USD	78,564	CZK	1,580,538	410
06/10/2009	AUD	283,997	USD	201,609	4,319
06/10/2009	CAD	2,809,417	USD	2,295,937	59,757
06/10/2009	CZK	1,580,538	USD	78,481	(331)
06/10/2009	DKK	5,241,828	USD	921,727	8,897
06/10/2009	EUR	12,730,102	USD	16,638,106	211,277
06/10/2009	JPY	1,572,990,630	USD	16,067,320	(104,084)
06/10/2009	KRW	2,190,096,942	USD	1,648,673	70,696
06/10/2009	MXN	3,089,464	USD	232,159	(9,835)
06/10/2009	NZD	586,174	USD	327,261	3,649
06/10/2009	PLN	1,632,180	USD	464,375	22,843
06/10/2009	SEK	11,012,333	USD	1,327,185	42,285
06/10/2009	USD	1,283,859	SGD	1,920,632	(13,953)
06/10/2009	USD	16,671,167	EUR	12,755,292	(211,558)
06/10/2009	USD	1,752,743	GBP	1,196,746	(18,378)
06/10/2009	USD	15,841,268	JPY	1,550,860,156	102,620
06/10/2009	USD	950,637	CAD	1,163,244	(24,743)
06/10/2009	USD	637,479	DKK	3,625,322	(6,153)
06/10/2009	USD	291,152	NZD	521,497	(3,246)
06/10/2009	USD	956,933	SEK	7,940,160	(30,488)
06/10/2009	USD	1,039,648	KRW	1,381,068,700	(44,580)
06/10/2009	USD	475,599	PLN	1,671,627	(23,395)
06/10/2009	USD	184,466	ZAR	1,642,893	(8,064)
					104,127

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30,2009 (Unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EMTM	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tesor (French governement long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
USD	United States Dollar

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.0

U.S. Treasury Inflation-Indexed Bonds — 35.6%
2.38%, 1/15/25	10,017,217	9,932,692
2.00%, 1/15/26	8,524,717	7,981,266
3.63%, 4/15/28	4,538,551	5,239,190
3.88%, 4/15/29	9,098,378	10,923,739
		34,076,887

U.S. Treasury Inflation-Indexed Notes — 62.4%
0.88%, 4/15/10	5,431,467	5,385,636
3.00%, 7/15/12	2,761,130	2,914,718
1.88%, 7/15/13	12,025,007	12,250,475
2.00%, 7/15/14	10,399,897	10,617,650
1.63%, 1/15/15	2,911,056	2,896,501
1.88%, 7/15/15	9,991,087	10,097,242
2.00%, 1/15/16	545,154	554,695
2.50%, 7/15/16	5,515,335	5,815,231
2.38%, 1/15/17	8,889,654	9,303,574
		59,835,722
Total U.S. Treasury Inflation-Indexed Securities (Cost $89,990,104)		93,912,609

Money Market — 0.8%

	Shares

Dreyfus Cash Management Plus	728,019	728,019

Total Money Market (Cost $728,019)		728,019

Total Investments		$94,640,628
(Cost $90,718,123) (a) — 98.8%

Other assets in excess of liabilities — 1.2%		1,134,339

NET ASSETS — 100.0%		$95,774,967

(a) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2009 (Unaudited)

Futures Contracts 0.23%
Number of Contracts	Futures Contract	Notional Amount	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
71	June 2009 10-Year U.S. Treasury Note	$8,586,563	$(25,685)
Futures Contracts Sold
-40	June 2009 5-Year U.S. Treasury Note	4,685,625	7,333
-42	June 2009 U.S. Long Bond	5,147,625	242,243
			$223,891

See Notes to Financial Statements

American Independence Funds

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	Stock Fund	International Equity Fund	Short-Term Bond Fund	Intermediate Bond Fund	Kansas Tax- Exempt Bond Fund	International Bond Fund	U.S. Inflation- Indexed Fund
Assets
Investments, at cost	$77,558,827	$80,539,693	$152,283,952	$33,500,637	$201,647,286	$38,847,392	$90,718,123

Investments, at value	$79,731,191	$74,570,240	$139,918,372	$33,849,249	$205,716,157	$39,253,151	$94,640,628
Foreign currency, at value (costs at $0; $222,570; $0; $0; $0; $1,961,754; and $0)	-	224,711	-	-	-	1,986,245	-
Collateral held at broker	-	-	250,000	68,256	-	500,000	240,000
Interest and dividends receivable	34,580	417,593	682,328	223,365	2,394,546	360,298	469,990
Receivable for capital shares issued	43,842	57,734	49,681	21,094	64,466	-	64,727
Receivable for investments sold	-	-	408	275,935	-	-	382,504
Unrealized appreciation on futures contracts	-	-	123,180	927	-	26,836	223,891
Unrealized appreciation of forward foreign exchange contracts (Note 8)	-	-	-	-	-	2,672,145	-
Reclaims receivable	-	139,559	-	-	-	28,802	-
Receivable from Investment Adviser	-	-	-	958	-	-	6,183
Prepaid expenses	6,240	9,713	8,512	2,046	12,908	-	6,850
Total assets	$79,815,853	$75,419,550	$141,032,481	$34,441,830	$208,188,077	$44,827,477	$96,034,773

Liabilities
Distributions payable	$-	$-	$167,392.00	$52,878.00	$544,320.00	$897.00	$-
Payable for investments purchased	-	-	-	7,148,731	1,095,160	-	-
Payable for capital shares redeemed	551	25,734	22,841	-	1,440	82,487	-
Unrealized depreciation on futures contracts	-	-	-	49,341	-	105,510	-
Unrealized depreciation of forward foreign exchange contracts (Note 8)	-	-	-	-	-	2,568,018	-
Payable to broker	-	-	110,938	-	-	1,822,123	217,328
Accrued expenses and other payables:
Investment advisory	45,197	35,750	22,866	-	24,762	19,302	-
Administration	21,661	21,326	32,287	7,659	51,072	8,238	17,831
Distribution and Service	2,863	349	49	34	4,801	-	1,898
Other affiliates	6,311	8,641	24,814	14,262	18,677	10,697	-
Trustees	5,008	4,537	7,669	1,359	10,540	1,463	3,824
Other	30,854	1,536	68,347	42,702	58,012	72,710	18,925
Total liabilities	112,445	97,873	457,203	7,316,966	1,808,784	4,691,445	259,806
Net Assets	79,703,408	$75,321,677	$140,575,278	$27,124,864	$206,379,293	$40,136,032	$95,774,967

Composition of Net Assets
Capital	87,760,133	$99,733,150	$157,431,166	$26,317,065	$204,856,496	$38,541,915	$96,613,364
Accumulated net investment income (loss)	369,694	966,602	12,351	68,039	83,651	2,576,160	(7,884,057)
Accumulated net realized gains (losses)
from investments, futures contracts and options transactions	(10,598,783)	(19,408,622)	(4,625,839)	439,562	(2,629,725)	(1,413,284)	2,899,264
Net unrealized appreciation (depreciation)	2,172,364	(5,969,453)	(12,242,400)	300,198	4,068,871	431,241	4,146,396
Net Assets	79,703,408	$75,321,677	$140,575,278	$27,124,864	$206,379,293	$40,136,032	$95,774,967
					0
Net Assets By Share Class:
Institutional Class	78,096,478	$75,277,419	$140,543,437	$27,098,920	$205,295,102	$40,136,032	$92,922,633
Class A Shares	1,575,090	38,498	17,861	25,944	1,073,781	-	2,852,334
Class C Shares	31,840	5,760	13,980	-	10,410	-	-
Net Assets	79,703,408	$75,321,677	$140,575,278	$27,124,864	$206,379,293	$40,136,032	$95,774,967

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value):
Institutional Class Shares	8,088,561	8,929,095	14,499,691	2,550,223	19,217,699	5,430,322	8,866,503
Class A Shares	163,751	4,574	1,844	2,444	100,526	-	270,297
Class C Shares	3,213	685	1,442	-	975	-	-

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$9.66	$8.43	$9.69	$10.63	$10.68	$7.39	$10.48
Class A Shares	$9.62	$8.42	$9.69	$10.62	$10.68	NA	$10.55
Class C Shares	$9.91	$8.41	$9.70	NA	$10.68	NA	NA

Maximum Sales Charge:
Class A Shares	5.75%	5.75%	2.25%	4.25%	4.25%	4.25%	4.25%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.21	$8.93	$9.91	$11.09	$11.15	$8.02	$11.02

See Notes to Financial Statements

American Independence Funds

Statements of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

	Stock Fund	International Equity Fund	Short-Term Bond Fund	Intermediate Bond Fund
Investment Income:
Dividend	$1,052,232	$1,488,321	$-	$-
Interest	23,613	18,795	2,497,886	705,543
Foreign tax withholding	-	(178,978)	-	-
Total Investment Income	1,075,845	1,328,138	2,497,886	705,543

Expenses:
Investment advisory	372,890	288,316	292,527	56,088
Administration	46,612	44,494	91,415	17,527
Distribution - Class A Shares	870	62	22	25
Distribution - Class C Shares	104	21	51	-
Service - Class A Shares	870	62	22	25
Service - Class C Shares	35	7	17	-
Accounting	19,312	21,209	27,133	17,830
Custodian	9,869	53,332	7,940	3,314
Compliance services	6,614	6,734	9,994	2,913
Transfer Agent	24,294	14,718	12,540	3,122
Trustees/Directors	6,423	6,891	10,278	2,409
State registration expenses	13,234	11,600	6,564	5,571
Legal expenses	5,544	9,433	4,148	863
Audit Fees	9,606	10,810	10,624	9,717
Shareholder Reporting	2,460	2,395	3,270	848
Other	4,394	7,132	6,430	1,069
Total expenses before fee reductions	523,131	477,216	482,975	121,321
Expenses reduced by: Adviser	(178,864)	(115,693)	(153,770)	(43,933)
Distributor	-	-	(18)	(20)
Net Expenses	344,267	361,523	329,187	77,368

Net Investment Income	731,578	966,615	2,168,699	628,175

Realized and unrealized gains (losses) from investments, options, and foreign currency transactions:
Net realized gain (loss) from investment transactions	(7,926,520)	(15,403,158)	681,947	389,508
Net realized gain (loss) from futures contracts	-	-	-	321,420
Net realized gain (loss) from options transactions	(16,699)	-	-	-
Net realized gain (loss) from foreign currency transactions	-	(712,996)	-	-
Net change in unrealized appreciation/depreciation from investments	(835,915)	13,086,309	(3,301,361)	1,269,145
Net change in unrealized appreciation/depreciation from futures contracts	-	-	123,180	(48,414)
Net change in unrealized appreciation/depreciation from options contracts	-	-	-	-
Net change in unrealized appreciation/depreciation from foreign currency translation	-	5,432	-	-
Net realized and unrealized gains (losses)	(8,779,134)	(3,024,413)	(2,496,234)	1,931,659

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,047,556)	$(2,057,798)	$(327,535)	$2,559,834

See Notes to Financial Statements

American Independence Funds

Statements of Operations - (continued)
For the Six Months Ended April 30, 2009 (Unaudited)

	Kansas Tax- Exempt Bond Fund	International Bond Fund 2009 *	International Bond Fund 2008 **	U.S. Inflation- Indexed Fund
Investment Income:
Interest (Loss)	$4,446,428	$441,282	$2,052,223	$(7,620,599)
Total Investment Income	4,446,428	441,282	2,052,223	(7,620,599)

Expenses:
Investment advisory	310,469	56,126	233,936	181,287
Administration	129,363	17,539	43,626	56,652
Distribution - Class A Shares	1,294	-	-	1,693
Distribution - Class C Shares	80	-	-	-
Service - Class A Shares	1,294	-	-	1,709
Service - Class C Shares	26	-	-	-
Accounting	36,551	12,647	38,971	19,848
Custodian	18,447	13,052	40,731	3,792
Compliance services	11,564	3,136	23,112	7,023
Transfer Agent	23,833	3,380	7,021	8,075
Trustees/Directors	14,675	2,363	36,160	5,470
State registration expenses	14,099	5,989	57,639	13,498
Legal expenses	17,950	2,571	23,878	9,002
Audit fees	12,551	6,415	31,491	11,203
Shareholder reporting	9,921	3,157	7,681	2,017
Other	7,538	3,000	44,697	3,757
Total expenses before fee reductions	609,655	129,375	588,943	325,026
Expenses reduced by: Adviser	(193,004)	(1,890)	(2,265)	(177,037)
Distributor	(518)	-	-	(1,709)
Net Expenses	416,133	127,485	586,678	146,280

Net Investment Income (Loss)	4,030,295	313,797	1,465,545	(7,766,879)

Realized and unrealized gains (losses) from investments, options, and foreign currency transactions:
Net realized gain (loss) from investment transactions	(255,043)	(1,341,696)	803,331	5,708,192
Net realized gain (loss) from futures contracts	-	(15,938)	210,591	336,849
Net realized gain (loss) from foreign currency transactions	-	(167,336)	2,171,247	-
Net change in unrealized appreciation/depreciation from investments	9,727,485	(1,213,511)	(3,347,879)	10,183,656
Net change in unrealized appreciation/depreciation from futures contracts	-	(172,319)	329,857	270,555
Net change in unrealized appreciation/depreciation from foreign currency translation	-	(275,762)	-	-
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	-	-	(20,947)	-
Net realized and unrealized gains (losses)	9,472,442	(3,186,562)	146,200	16,499,252

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,502,737	$(2,872,765)	$1,611,745	$8,732,373

*	For the period from January 1, 2009 through April 30, 2009. Prior to January 1, 2008, the fiscal year-end was December 31.

**	For the year ended December 31, 2008

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets

	Stock Fund		International Equity Fund		Short-Term Bond Fund
	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008
Investment Operations:
Net investment income	$731,578	$2,121,960	$966,615	$2,464,426	$2,168,699	$3,864,092
Net realized gains (losses)	(7,943,219)	(2,446,519)	(16,116,154)	(3,618,742)	681,947	774,700
Net change in unrealized appreciation/depreciation	(835,915)	(22,216,873)	13,091,741	(53,259,143)	(3,178,181)	(9,335,358)
Net decrease in net assets resulting from operations	(8,047,556)	(22,541,432)	(2,057,798)	(54,413,459)	(327,535)	(4,696,566)

Distributions:
From net investment income:
Institutional Class Shares	(1,978,623)	(2,069,401)	(1,977,092)	(1,970,894)	(2,158,897)	(3,848,453)
Class A Shares	(8,388)	(4,574)	(1,095)	(811)	(233)	(1,678)
Class C Shares	(405)	(313)	(66)	(113)	(131)	(179)
From net realized gains:
Institutional Class Shares	-	(17,928,868)	-	(7,641,238)	(216,319)	-
Class A Shares	-	(54,986)	-	(4,925)	(25)	-
Class C Shares	-	(4,145)	-	(595)	(20)	-
Decrease in net assets from distributions	(1,987,416)	(20,062,287)	(1,978,253)	(9,618,576)	(2,375,625)	(3,850,310)

Net increase (decrease) in net assets from capital transactions	9,219,737	10,043,868	5,531,638	(485,734)	(26,008,323)	115,304,669
Total increase (decrease) in net assets	(815,235)	(32,559,851)	1,495,587	(64,517,769)	(28,711,483)	106,757,793

Net Assets:
Beginning of period	80,518,643	113,078,494	73,826,090	138,343,859	169,286,761	62,528,968
End of period	$79,703,408	$80,518,643	$75,321,677	$73,826,090	$140,575,278	$169,286,761
Undistributed net investment income	$369,694	$1,625,532	$253,606	$1,978,240	$4,030	$2,913

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$16,348,722	$28,690,194	$13,132,944	$25,020,400	$4,039,405	$20,197,070
Value of assets (net of liabilities) received pursuant to the reorganization of FFTW Limited Duration Portfolio	-	-	-	-	-	116,288,737
Dividends reinvested	1,113,396	9,981,747	1,062,522	4,754,692	1,114,576	1,961,535
Cost of shares redeemed	(9,313,498)	(28,878,416)	(8,650,434)	(30,270,634)	(31,163,846)	(23,160,105)
Capital transactions in Institutional Class Shares	8,148,620	9,793,525	5,545,032	(495,542)	(26,009,865)	115,287,237
Class A Shares
Proceeds from shares issued	1,119,370	258,644	3,530	42,625	650	133,981
Dividends reinvested	8,388	59,560	1,095	5,735	258	727
Cost of shares redeemed	(60,681)	(96,219)	(18,085)	(39,127)	(4)	(131,356)
Capital transactions in Class A Shares	1,067,077	221,985	(13,460)	9,233	904	3,352
Class C Shares
Proceeds from shares issued	3,635	23,900	-	-	487	13,900	(a)
Dividends reinvested	405	4,458	66	607	151	180	(a)
Cost of shares redeemed	-	-	-	(32)	-	-
Class C Shares capital transactions	4,040	28,358	66	575	638	14,080

Net increase (decrease) in net assets from capital transactions	$9,219,737	$10,043,868	$5,531,638	$(485,734)	$(26,008,323)	$115,304,669

Share Transactions:
Institutional Class Shares
Issued	1,718,321	2,128,362	1,607,986	1,976,515	415,033	1,434,509
Issued pursuant to the re-organization of the FFTW Funds, Inc. -
Limited Duration Portfolio	-	-	-	-	-	11,622,527
Reinvested	116,100	709,435	125,891	330,416	114,286	195,438
Redeemed	(1,021,236)	(2,084,243)	(1,069,721)	(2,270,435)	(3,184,000)	(2,308,468)
Change in Institutional Class Shares	813,185	753,554	664,156	36,496	(2,654,681)	10,944,006
Class A Shares
Issued	134,768	18,953	437	3,216	67	13,033
Reinvested	876	4,245	130	399	26	72
Redeemed	(7,087)	(7,123)	(2,367)	(2,940)	-	(12,857)
Change in Class A Shares	128,557	16,075	(1,800)	675	93	248
Class C Shares
Issued	379	1,573	-	-	50	1,358	(a)
Reinvested	41	318	8	42	15	18	(a)
Redeemed	-	-	-	(2)	-	-
Change in Class C Shares	420	1,891	8	40	65	1,376

(a) Class C Shares commenced operations on April 8, 2008

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets - (continued)

	Intermediate Bond Fund		Kansas Tax-Exempt Bond Fund		International Bond Fund
	For the SixMonths		For the Six Months		For the Period	For the
	Ended	For the	Ended	For the	Ended	Years
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Ended
	2009	October 31,	2009	October 31,	2009 (a)	December 31,
	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008	2007
Investment Operations:
Net investment income	$628,175	$1,483,595	$4,030,295	$7,473,119	$313,797	$1,465,545	$2,286,847
Net realized gains (losses)	710,928	143,508	(255,043)	29,380	(1,524,970)	3,185,169	604,806
Net change in unrealized appreciation/depreciation	1,220,731	(964,036)	9,727,485	(7,561,231)	(1,661,592)	(3,038,969)	2,550,581
Net increase (decrease) in net assets resulting from operations	2,559,834	663,067	13,502,737	(58,732)	(2,872,765)	1,611,745	5,442,234

Distributions:
From net investment income:
Institutional Class Shares	(615,351)	(1,527,243)	(4,011,879)	(7,438,615)	(429,288)	(2,238,839)	(1,780,116)
Class A Shares	(417)	(613)	(18,102)	(33,692)	-	-	-
Class C Shares	-	-	(314)	(974)	-	-	-
Decrease in net assets from distributions	(615,768)	(1,527,856)	(4,030,295)	(7,473,281)	(429,288)	(2,238,839)	(1,780,116)

Net increase (decrease) in net assets from capital transactions	(4,806,264)	(4,446,388)	(8,365,106)	32,223,049	(3,300,103)	(21,218,526)	(23,077,383)
Total increase (decrease) in net assets	(2,862,198)	(5,311,177)	1,107,336	24,691,036	(6,602,156)	(21,845,620)	(19,415,265)

Net Assets:
Beginning of period	29,987,062	35,298,239	205,271,957	180,580,921	46,738,188	68,583,808	87,999,073
End of period	$27,124,864	$29,987,062	$206,379,293	$205,271,957	$40,136,032	$46,738,188	$68,583,808
Undistributed net investment income	$68,039	$55,632	$83,651	$83,651	$2,576,160	$2,691,650	$272,103

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$2,431,258	$6,204,552	$14,433,062	$48,034,287	$396,967	$15,277,495	$33,120,153
Dividends reinvested	263,102	648,805	606,485	1,122,221	423,316	2,211,602	1,679,498
Cost of shares redeemed	(7,508,631)	(11,303,991)	(23,405,049)	(17,130,440)	(4,120,386)	(38,707,623)	(57,877,034)
Capital transactions in Institutional Class Shares	(4,814,271)	(4,450,634)	(8,365,502)	32,026,068	(3,300,103)	(21,218,526)	(23,077,383)
Class A Shares
Proceeds from shares issued	7,598	3,635	45,000	278,739	-	-	-
Dividends reinvested	417	614	16,121	30,472	-	-	-
Cost of shares redeemed	(8)	(3)	(37,490)	(113,205)	-	-	-
Capital transactions in Class A Shares	8,007	4,246	23,631	196,006	-	-	-
Class C Shares
Proceeds from shares issued	-	-	10,000	-	-	-	-
Dividends reinvested	-	-	295	975	-	-	-
Cost of shares redeemed	-	-	(33,530)	-	-	-	-
Class C Shares capital transactions	-	-	(23,235)	975	-	-	-

Net increase (decrease) in net assets from capital transactions	$(4,806,264)	$(4,446,388)	$(8,365,106)	$32,223,049	$(3,300,103)	$(21,218,526)	$(23,077,383)

Share Transactions:
Institutional Class Shares
Issued	231,101	598,515	1,375,877	4,549,522	52,545	1,803,237	4,317,638
Reinvested	25,030	64,773	57,544	106,702	57,515	279,551	217,338
Redeemed	(716,048)	(1,104,477)	(2,220,922)	(1,628,646)	(559,888)	(4,601,777)	(7,692,671)
Change in Institutional Class Shares	(459,917)	(441,189)	(787,501)	3,027,578	(449,828)	(2,518,989)	(3,157,695)
Class A Shares
Issued	724	352	4,256	26,274	-	-	-
Reinvested	40	60	1,530	2,899	-	-	-
Redeemed	(1)	-	(3,520)	(10,769)	-	-	-
Change in Class A Shares	763	412	2,266	18,404	-	-	-
Class C Shares
Issued	-	-	962	-	-	-	-
Reinvested	-	-	28	92	-	-	-
Redeemed	-	-	(3,193)	-	-	-	-
Change in Class C Shares	-	-	(2,203)	92	-	-	-
 (a) For the period from January 1, 2009 through April 30, 2009. Prior to January 1, 2009, the fiscal year-end was December 31.

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets - (continued)

	U.S. Inflation-Indexed Fund
	For the Six Months Ended April 30, 2009	For the Period Ended October 31,	For the Years Ended December 31,
	(Unaudited)	2008(a)	2007	2006
Investment Operations:
Net investment income (loss)	$(7,766,879)	$2,869,159	$4,537,614	$3,587,113
Net realized gains (losses)	6,045,041	609,646	(835,296)	(2,044,499)
Net change in unrealized appreciation/depreciation	10,454,211	(10,308,172)	5,672,052	(514,244)
Net increase (decrease) in net assets resulting from operations	8,732,373	(6,829,367)	9,374,370	1,028,370

Distributions:
From net investment income:
Institutional Class Shares (b)	(116,262)	(3,035,048)	(4,502,780)	(3,587,113)
Class A Shares (c)	(808)	(4,852)	(721)	-
From net realized gain on investments, financial futures contracts and foreign currency-related transactions:
Institutional Class Shares (b)	-	-	-	(49,747)
Tax return of capital:
Institutional Class Shares (b)	-	-	-	(687,872)
Decrease in net assets from distributions	(117,070)	(3,039,900)	(4,503,501)	(4,324,732)

Net increase (decrease) in net assets from capital transactions	1,099,088	857,651	(17,628,848)	2,704,731
Total increase (decrease) in net assets	9,714,391	(9,011,616)	(12,757,979)	(591,631)

Net Assets:
Beginning of period	86,060,576	95,072,192	107,830,171	108,421,802
End of period	$95,774,967	$86,060,576	$95,072,192	$107,830,171
Undistributed net investment income (loss)	$(7,884,057)	$(108)	$34,113	$-

Capital Transactions:
Institutional Class Shares (b)
Proceeds from shares issued	$1,332,375	$9,839,480	$8,836,825	$2,580,000
Proceeds from shares issued in connection with the tax-free transfer of
assets from FFTW - U.S. Inflation-Indexed Portfolio Investor Class	-	440,107	-	-
Dividends reinvested	116,261	3,034,874	4,502,780	4,324,731
Cost of shares redeemed	(2,359,884)	(13,147,865)	(31,009,026)	(4,200,000)
Capital transactions in Institutional Class Shares	(911,248)	166,596	(17,669,421)	2,704,731
Class A Shares (c)
Proceeds from shares issued	2,097,187	1,281,828	48,337	-
Dividends reinvested	784	5,560	721	-
Cost of shares redeemed	(87,635)	(596,333)	(8,485)	-
Capital transactions in Class A Shares	2,010,336	691,055	40,573	-
Net increase (decrease) in net assets from capital transactions	$1,099,088	$857,651	$(17,628,848)	$2,704,731

Share Transactions:
Institutional Class Shares (b)
Issued	131,353	921,490	876,029	253,722
Issued to holders of Investor Class shares pursuant to tax-free transfer of
assets from FFTW U.S. Inflation-Indexed Portfolio Investor Class	-	40,675	-	-
Reinvested	12,111	282,431	445,215	430,030
Redeemed	(243,717)	(1,272,199)	(3,081,923)	(413,668)
Change in Institutional Class Shares	(100,253)	(27,603)	(1,760,679)	270,084
Class A Shares (c)
Issued	206,861	121,629	4,825	-
Reinvested	83	448	71	-
Redeemed	(8,500)	(54,307)	(812)	-
Change in Class A Shares	198,444	67,770	4,084	-

(a)	For the period from January 1, 2008 through October 31, 2008. Prior to January 1, 2008, the fiscal year-end was December 31.
(b)
The activity, prior to May 9, 2008, for the U.S. Inflation-Indexed Fund’s Institutional Class Shares includes that of the predecessor class, which was the FFTW U.S. Inflation-Indexed Portfolio’s Advisor Class (see Note 1).

(c)
The U.S. Inflation-Indexed Fund’s Class A commenced operations on May 16, 2008. For the years ended December 31, 2006 and 2007, the Class A activity shown is that of the predecessor class, which was the FFTW U.S. Inflation-Indexed Portfolio’s Investor Class. The FFTW U.S. Inflation-Indexed Portfolio’s Investor Class commenced operations on April 12, 2007.

See Notes to Financial Statements

American Independence Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income loss)	Net realized and unrealized gains(losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets (a)**	Portfolio turnover rate (b)*
Stock Fund

Institutional Class Shares
For the six months ended
4/30/2009 (Unaudited)	$11.01	$0.09	$(1.18)	$(1.09)	$(0.26)	$-	$-	$(0.26)	$9.66	(9.86)%	$78,096	0.92%	1.97%	1.40%	100.62%
For the year ended
10/31/2008	$17.29	$0.30	$(3.47)	$(3.17)	$(0.32)	$(2.79)	$-	$(3.11)	$11.01	(22.26)%	$80,102	0.89%	2.13%	1.37%	283.50%
10/31/2007	$16.07	$0.31	$2.31	$2.62	$(0.28)	$(1.12)	$-	$(1.40)	$17.29	17.31%	$112,735	0.89%	1.75%	1.41%	219.31%
10/31/2006	$14.39	$0.27	$1.63	$1.90	$(0.22)	$-	$-	$(0.22)	$16.07	13.34%	$107,299	1.02%	1.79%	1.52%	49.31%
10/31/2005	$12.77	$0.21	$1.58	$1.79	$(0.17)	$-	$-	$(0.17)	$14.39	14.06%	$93,294	1.29%	1.42%	1.88%	28.27%
10/31/2004	$10.91	$0.18	$1.88	$2.06	$(0.20)	$-	$-	$(0.20)	$12.77	19.07%	$84,425	1.29%	1.42%	1.87%	16.29%

Class A Shares
For the six months ended
4/30/2009 (Unaudited)	$10.93	$0.13	$(1.23)	$(1.10)	$(0.21)	$-	$-	$(0.21)	$9.62	(10.05)%	$1,575	1.41%	0.88%	1.85%	100.62%
For the year ended
10/31/2008	$17.17	$0.28	$(3.50)	$(3.22)	$(0.23)	$(2.79)	$-	$(3.02)	$10.93	(22.65)%	$385	1.39%	1.70%	1.88%	283.50%
10/31/2007	$16.03	$0.22	$2.29	$2.51	$(0.25)	$(1.12)	$-	$(1.37)	$17.17	16.59%	$328	1.39%	1.24%	1.91%	219.31%
For the period from 3/20/2006 (c)
Thru 10/31/2006	$15.09	$0.05	$0.89	$0.94	$-	$-	$-	$-	$16.03	6.23%	$271	1.73%	1.20%	2.30%	49.31%

Class C Shares
For the six months ended
4/30/2009 (Unaudited)	$11.22	$0.06	$(1.23)	$(1.17)	$(0.14)	$-	$-	$(0.14)	$9.91	(10.38)%	$32	1.92%	0.92%	2.39%	100.62%
For the year ended
10/31/2008	$17.16	$0.24	$(3.18)	$(2.94)	$(0.21)	$(2.79)	$-	$(3.00)	$11.22	(20.65)%	$31	1.89%	1.19%	2.38%	283.50%
For the period from 9/24/2007 (c)
Thru 10/31/2007	$16.63	$(0.01)	$0.54	$0.53	$-	$-	$-	$-	$17.16	3.19%	$15	1.89%	(0.35)%	2.36%	219.31%

International Equity Fund

Institutional Class Shares
For the six months ended
4/30/2009 (Unaudited)	$8.92	$0.10	$(0.36)	$(0.26)	$(0.23)	$-	$-	$(0.23)	$8.43	(2.93)%	$75,278	1.01%	2.71%	1.33%	71.95%
For the year ended
10/31/2008	$16.80	$0.24	$(6.94)	$(6.70)	$(0.24)	$(0.94)	$-	$(1.18)	$8.92	(42.55)%	$73,764	0.99%	1.82%	1.12%	46.76%
10/31/2007	$16.51	$0.29	$3.55	$3.84	$(0.17)	$(3.38)	$-	$(3.55)	$16.80	27.34%	$138,238	0.99%	1.75%	1.24%	35.24%
10/31/2006	$14.29	$0.26	$3.15	$3.41	$(0.27)	$(0.92)	$-	$(1.19)	$16.51	25.21%	$115,048	1.07%	1.72%	1.34%	110.04%
10/31/2005	$12.72	$0.22	$1.60	$1.82	$(0.25)	$-	$-	$(0.25)	$14.29	14.41%	$95,519	1.26%	1.61%	1.62%	37.00%
10/31/2004	$10.60	$0.13	$2.16	$2.29	$(0.17)	$-	$-	$(0.17)	$12.72	21.81%	$81,751	1.28%	1.16%	1.67%	36.00%

Class A Shares
For the six months ended
4/30/2009 (Unaudited)	$8.87	$0.08	$(0.36)	$(0.28)	$(0.17)	$-	$-	$(0.17)	$8.42	(3.17)%	$38	1.51%	1.91%	1.84%	71.95%
For the year ended
10/31/2008	$16.69	$0.15	$(6.88)	$(6.73)	$(0.15)	$(0.94)	$-	$(1.09)	$8.87	(42.81)%	$57	1.49%	1.11%	1.61%	46.76%
10/31/2007	$16.45	$0.26	$3.49	$3.75	$(0.13)	$(3.38)	$-	$(3.51)	$16.69	26.79%	$95	1.49%	1.39%	1.74%	35.24%
For the period from 3/20/2006 (c)
Thru 10/31/2006	$15.42	$0.07	$0.96	$1.03	$-	$-	$-	$-	$16.45	6.68%	$69	1.49%	1.20%	1.73%	110.04%

Class C Shares
For the six months ended
4/30/2009 (Unaudited)	$8.81	$0.07	$(0.37)	$(0.30)	$(0.10)	$-	$-	$(0.10)	$8.41	(3.44)%	$6	2.01%	1.70%	2.34%	71.95%
For the year ended
10/31/2008	$16.68	$(0.04)	$(6.87)	$(6.91)	$(0.02)	$(0.94)	$-	$(0.96)	$8.81	(43.66)%	$6	1.99%	0.85%	2.13%	46.76%
For the period from 9/24/2007 (c)
Thru 10/31/2007	$15.75	$(0.01)	$0.94	$0.93	$-	$-	$-	$-	$16.68	5.90%	$11	1.99%	(0.70)%	2.03%	35.24%

(a)	During the period certain fees were reduced. If such fee reductions had occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income loss)	Net realized and unrealized gains(losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate (b)*
Short-Term Bond Fund

Institutional Class Shares
For the six months ended
4/30/2009 (Unaudited)	$9.87	$0.14	$(0.17)	$(0.03)	$(0.14)	$(0.01)	$-	$(0.15)	$9.69	(0.26)%	$140,543	0.45%	2.97%	0.66%	41.19%
For the year ended
10/31/2008	$10.07	$0.38	$(0.21)	$0.17	$(0.37)	$-	$-	$(0.37)	$9.87	1.66%	$169,256	0.45%	3.53%	0.73%	44.92%
10/31/2007	$9.97	$0.43	$0.10	$0.53	$(0.43)	$-	$-	$(0.43)	$10.07	5.48%	$62,514	0.45%	4.32%	0.94%	66.52%
10/31/2006	$9.97	$0.39	$0.01	$0.40	$(0.40)	$- ^	$-	$(0.40)	$9.97	4.13%	$56,247	0.52%	3.94%	1.00%	32.38%
10/31/2005	$10.09	$0.26	$(0.08)	$0.18	$(0.29)	$(0.01)	$-	$(0.30)	$9.97	1.76%	$56,862	0.65%	2.70%	1.34%	63.43%
10/31/2004	$10.17	$0.17	$(0.05)	$0.12	$(0.18)	$(0.02)	$-	$(0.20)	$10.09	1.23%	$58,125	0.65%	1.69%	1.33%	68.14%

Class A Shares
For the six months ended
4/30/2009 (Unaudited)	$9.86	$0.13	$(0.16)	$(0.03)	$(0.13)	$(0.01)	$-	$(0.14)	$9.69	(0.28)%	$18	0.70%	2.69%	1.15%	41.19%
For the year ended
10/31/2008	$10.07	$0.36	$(0.20)	$0.16	$(0.37)	$-	$-	$(0.37)	$9.86	1.50%	$17	0.73%	3.47%	1.35%	44.92%
10/31/2007	$9.96	$0.40	$0.11	$0.51	$(0.40)	$-	$-	$(0.40)	$10.07	5.20%	$15	0.75%	4.03%	1.44%	66.52%
For the period from 5/3/2006 (c)
Thru 10/31/2006	$9.94	$0.20	$0.02	$0.22	$(0.20)	$-	$-	$(0.20)	$9.96	2.21%	$12	0.75%	4.01%	1.34%	32.38%

Class C Shares
For the six months ended
4/30/2009 (Unaudited)	$9.87	$0.09	$(0.16)	$(0.07)	$(0.09)	$(0.01)	$-	$(0.10)	$9.70	(0.65)%	$14	1.45%	1.94%	1.64%	41.19%
For the period from 4/08/2008 (c)
Thru 10/31/2008	$10.24	$0.32	$(0.37)	$(0.05)	$(0.32)	$-	$-	$(0.32)	$9.87	(0.49)%	$14	1.45%	4.20%	2.18%	44.92%

Intermediate Bond Fund

Institutional Class Shares
For the six months ended
4/30/2009 (Unaudited)	$9.96	$0.23	$0.67	$0.90	$(0.23)	$-	$-	$(0.23)	$10.63	9.04%	$27,099	0.55%	4.48%	0.86%	183.46%
For the year ended
10/31/2008	$10.22	$0.43	$(0.24)	$0.19	$(0.45)	$-	$-	$(0.45)	$9.96	1.81%	$29,970	0.56%	4.18%	1.02%	288.64%
10/31/2007	$10.13	$0.44	$0.09	$0.53	$(0.44)	$-	$-	$(0.44)	$10.22	5.38%	$35,285	0.56%	4.29%	1.07%	17.76%
10/31/2006	$10.17	$0.43	$(0.04)	$0.39	$(0.43)	$- ^	$-	$(0.43)	$10.13	3.99%	$48,211	0.63%	4.28%	0.99%	20.93%
10/31/2005	$10.59	$0.39	$(0.35)	$0.04	$(0.41)	$(0.05)	$-	$(0.46)	$10.17	0.36%	$50,009	0.76%	3.81%	1.35%	61.83%
10/31/2004	$10.69	$0.39	$0.02	$0.41	$(0.40)	$(0.11)	$-	$(0.51)	$10.59	3.91%	$49,742	0.76%	3.66%	1.34%	85.91%

Class A Shares
For the six months ended
4/30/2009 (Unaudited)	$9.95	$0.22	$0.66	$0.88	$(0.21)	$-	$-	$(0.21)	$10.62	8.92%	$26	0.85%	4.17%	1.31%	183.46%
For the year ended
10/31/2008	$10.22	$0.41	$(0.26)	$0.15	$(0.42)	$-	$-	$(0.42)	$9.95	1.44%	$17	0.86%	3.90%	1.53%	288.64%
10/31/2007	$10.13	$0.40	$0.09	$0.49	$(0.40)	$-	$-	$(0.40)	$10.22	5.08%	$13	0.86%	4.01%	1.56%	17.76%
For the period from 5/3/2006 (c)
Thru 10/31/2006	$10.00	$0.22	$0.13	$0.35	$(0.22)	$-	$-	$(0.22)	$10.13	3.45%	$11	0.86%	4.00%	1.29%	20.93%
(a)	During the period certain fees were reduced. If such fee reductions had occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Less than $0.005 per share.

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share Data										Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income loss)		Net realized and unrealized gains(losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets (a)**	Portfolio turnover rate (b)*
Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2009 (Unaudited)	$10.21	$0.20		$0.47	$0.67	$(0.20)	$-	$-	$(0.20)	$10.68	6.61%	$205,295	0.40%	3.89%	0.59%	6.59%
For the year ended
10/31/2008	$10.58	$0.41		$(0.37)	$0.04	$(0.41)	$-	$-	$(0.41)	$10.21	0.38%	$204,236	0.40%	3.94%	0.62%	6.72%
10/31/2007	$10.70	$0.44		$(0.12)	$0.32	$(0.44)	$-	$-	$(0.44)	$10.58	3.07%	$179,703	0.40%	4.14%	0.69%	8.90%
10/31/2006	$10.67	$0.44		$0.03	$0.47	$(0.44)	$-	$-	$(0.44)	$10.70	4.47%	$158,225	0.47%	4.10%	0.75%	37.10%
10/31/2005	$10.93	$0.41		$(0.26)	$0.15	$(0.41)	$-	$-	$(0.41)	$10.67	1.26%	$150,963	0.60%	3.83%	0.96%	22.23%
10/31/2004	$10.98	$0.41		$(0.04)	$0.37	$(0.42)	$-	$-	$(0.42)	$10.93	3.56%	$147,471	0.60%	3.80%	0.93%	14.26%

Class A Shares
For the six months ended
4/30/2009 (Unaudited)	$10.21	$0.18		$0.47	$0.65	$(0.18)	$-	$-	$(0.18)	$10.68	6.40%	$1,074	0.80%	3.49%	1.09%	6.59%
For the year ended
10/31/2008	$10.58	$0.38		$(0.37)	$0.01	$(0.38)	$-	$-	$(0.38)	$10.21	0.03%	$1,003	0.80%	3.54%	1.13%	6.72%
10/31/2007	$10.70	$0.40		$(0.13)	$0.27	$(0.39)	$-	$-	$(0.39)	$10.58	2.62%	$845	0.80%	3.74%	1.19%	8.90%
10/31/2006	$10.66	$0.41		$0.03	$0.44	$(0.40)	$-	$-	$(0.40)	$10.70	4.17%	$762	0.85%	3.71%	1.28%	37.10%
10/31/2005	$10.92	$0.37		$(0.26)	$0.11	$(0.37)	$-	$-	$(0.37)	$10.66	0.90%	$920	0.95%	3.47%	1.71%	22.23%
10/31/2004	$10.98	$0.38		$(0.05)	$0.33	$(0.39)	$-	$-	$(0.39)	$10.92	3.11%	$1,913	0.95%	3.47%	1.67%	14.26%

Class C Shares
For the six months ended
4/30/2009 (Unaudited)	$10.21	$0.15		$0.47	$0.62	$(0.15)	$-	$-	$(0.15)	$10.68	6.10%	$10	1.40%	2.96%	1.60%	6.59%
For the year ended
10/31/2008	$10.58	$0.29		$(0.37)	$(0.08)	$(0.29)	$-	$-	$(0.29)	$10.21	(0.84)%	$32	1.40%	2.94%	1.63%	6.72%
For the period from 5/22/2007 (c)
Thru 10/31/2007	$10.60	$0.15		$(0.02)	$0.13	$(0.15)	$-	$-	$(0.15)	$10.58	1.40%	$33	1.40%	3.15%	1.68%	8.90%

International Bond Fund

Institutional Class
For the period ended
4/30/2009 (Unaudited) (d)	$7.95	$0.04		$(0.58)	$(0.54)	$(0.02)	$-	$-	$(0.02)	$7.39	(15.33)%	$40,136	0.89%	2.24%	0.90%	17.90%
For the year ended
12/31/2008	$8.17	$0.22		$(0.10)	$0.12	$(0.34)	$-	$-	$(0.34)	$7.95	1.55%	$46,738	1.01%	2.51%	1.01%†	154.00%
12/31/2007	$7.61	$0.23		$0.53	$0.76	$(0.20)	$-	$-	$(0.20)	$8.17	10.04%	$68,584	0.92%	3.30%	0.92%	147.00%
12/31/2006	$7.30	$0.22	***	$0.27	$0.49	$(0.01)	$-	$(0.17)	$(0.18)	$7.61	6.93%	$87,899	0.81%	2.93%	0.81%	61.00%
12/31/2005	$9.09	$0.22	***	$(1.08)	$(0.86)	$(0.62)	$(0.10)	$(0.21)	$(0.93)	$7.30	(9.77)%	$74,589	0.75%	2.68%	0.75%	79.00%
12/31/2004	$8.81	$0.21	***	$0.77	$0.98	$(0.62)	$(0.08)	$-	$(0.70)	$9.09	12.17%	$82,880	0.76%	2.44%	0.76%	221.00%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations
(d)	For the period January 1, 2009 through April 30, 2009. Prior to January 1, 2009, the fiscal year end was December 31.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Calculation based on average shares outstanding.
†	Rounds to less than 0.01%.

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income loss)	Net realized and unrealized gains(losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets (a)**	Portfolio turnover rate (b)*
U.S. Inflation-Indexed Fund

Institutional Class
For the six months ended
4/30/2009 (Unaudited)	$9.52	$(0.87)	$1.84	$0.97	$(0.01)	$-	$-	$(0.01)	$10.48	10.23%	$92,923	0.32%	(17.33)%	0.71%	69.15%
For the period from 1/1/2008
Thru 10/31/2008	$10.57	$0.30	$(1.03)	$(0.73)	$(0.32)	$-	$-	$(0.32)	$9.52	(7.24)%	$85,371	0.33%	3.37%	0.61%	203.93%

Adviser Class Shares
For the year ended
12/31/2007 †	$10.03	$0.56	$0.53	$1.09	$(0.55)	$-	$-	$(0.55)	$10.57	11.25%	$95,029	0.35%	5.38%	0.73%	316.00%
12/31/2006 †	$10.34	$0.34	$(0.25)	$0.09	$(0.34)	$- ††	$(0.06)	$(0.40)	$10.03	1.00%	$107,830	0.35%	3.33%	0.62%	522.00%
12/31/2005 †	$10.67	$0.53	$(0.17)	$0.36	$(0.53)	$(0.16)	$-	$(0.69)	$10.34	3.44%	$108,422	0.35%	5.08%	0.60%	637.00%
12/31/2004 †	$10.71	$0.42	$0.59	$1.01	$(0.42)	$(0.63)	$-	$(1.05)	$10.67	9.71%	$99,981	0.35%	4.06%	0.64%	774.00%
12/31/2003 †	$10.82	$0.40	$0.42	$0.82	$(0.41)	$(0.52)	$-	$(0.93)	$10.71	7.65%	$86,162	0.35%	3.65%	0.60%	154.00%

Class A
For the six months ended
4/30/2009 (Unaudited)	$9.60	$0.69	$0.27	$0.96	$(0.01)	$-	$-	$(0.01)	$10.55	10.02%	$2,852	0.56%	(3.16)%	1.12%	69.15%
For the period from 5/16/2008 (c)
Thru 10/31/2008	$10.81	$0.06	$(1.22)	$(1.16)	$(0.05)	$-	$-	$(0.05)	$9.60	(7.12)%	$690	0.57%	7.72%	3.03%	203.93%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
†	Information provided is that of the Advisor Class shares of the predecessor fund, the FFTW U.S. Inflation-Indexed Portfolio.
††	Rounds to less than $0.01.

See Notes to Financial Statements

American Independence Fund

  Notes to Financial Statements
April 30, 2009
(Unaudited)

1.	Organization

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2009, the Trust offered eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other four funds can be found in a separate report.

Stock Fund
International Equity Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund
International Bond Fund
U.S. Inflation-Indexed Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Prior to the March 2, 2006 reorganization of the Trust described above, the predecessor funds offered Premium and Service Class shares (except for the predecessor Kansas Tax-Exempt Bond Fund, which offered Institutional Class and Class A shares, and the U.S. Inflation-Indexed Fund and International Bond Fund, which were part of a different reorganization as described below and offered Advisor Class and Investor Class shares). The Service Class shares of each of the predecessor funds reorganized into the Institutional Class of the Trust’s Funds. The Institutional Class and Class A shares of the predecessor Kansas Tax-Exempt Bond Fund reorganized into the Institutional Class and Class A shares of the Kansas Tax-Exempt Bond Fund. The Investor Class and Advisor Class shares of the predecessor fund (FFTW U.S. Inflation-Indexed Portfolio) reorganized into the Institutional Class shares of the U.S. Inflation-Indexed Fund.

The U.S. Inflation-Indexed Fund is the successor and accounting survivor of the FFTW U.S. Inflation-Indexed Portfolio (the “Portfolio”) pursuant to a reorganization that took place on May 9, 2008. As part of this reorganization, the assets, liabilities, and the tax nature of the components of net assets of the Portfolio as of May 9, 2008 were transferred to the U.S. Inflation-Indexed Fund in exchange for Institutional Class shares issued by the U.S. Inflation-Indexed Fund to the shareholders of the Portfolio’s Advisor Class and Investor Class.

Prior to the November 21, 2008 reorganization of the International Bond Fund, the predecessor fund offered Advisor Class and Investor Class shares. The Investor Class shares of the predecessor fund (FFTW International Portfolio) reorganized into the Institutional Class shares of the International Bond Fund. The Investor Class of the predecessor fund had not commenced operations at the time of the reorganization. As of April 30, 2009, the Class A and Class C shares of the Fund had not commenced operations.

On June 13, 2008, Short-Term Bond Fund received a tax-free transfer of assets and liabilities from the FFTW Limited Duration Portfolio, a series of the FFTW Funds, Inc. in exchange for Institutional Class Shares issued by the Short-Term Bond Fund to the shareholders of FFTW Limited Duration Portfolio. The net assets received and the shares issued were as follows:

Shares of	FFTW Limited	Net Assets of	Net Assets of FFTW	Net Assets of
Short-Term	Duration Portfolio	Short-Term Bond	Limited Duration	Short-Term Bond
Bond Fund	Net Assets	Fund Prior to	Portfolio Immediately	Fund Immediately
Issued	Received	Combination	Prior to Combination	After Combination

11,622,527	$116,288,737	$64,145,708	$116,288,737	$180,434,445

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

American Independence Fund

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which AIFS deems creditworthy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized, and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income, a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

American Independence Fund

2.	Significant Accounting Policies (Continued):

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Short-Term Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund, International Bond Fund, and the U.S. Inflation-Indexed Fund are declared and paid monthly. Distributions from net investment income, if any, for the Stock Fund and the International Equity Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2007. The adoption of FIN 48 did not have an effect on the net asset value, financial condition or results of operations of the Funds as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund.  As of and during the period ended April 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

American Independence Fund

2.	Significant Accounting Policies (Continued):

The following is a summary of the inputs used to value the Funds net assets as of April 30, 2009:

		Level 2 -	Level 3 -
		Other Significant	Significant
Investments in Securities:	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Stock Fund	$73,262,156	$6,469,035	$-	$79,731,191
International Equity Fund	72,492,938	2,077,302	-	74,570,240
Short-Term Bond Fund	-	135,679,846	4,238,526	139,918,372
Intermediate Bond Fund	-	33,849,249	-	33,849,249
Kansas Tax-Exempt Bond Fund	-	205,716,157	-	205,716,157
International Bond Fund	-	39,253,151	-	39,253,151
U.S. Inflation-Indexed Fund	-	94,640,628	-	94,640,628

Following is a reconciliation of Level 3 assets for which significant unobservable inputs

For Investments in Securities were used to determine fair value for the Company:

Short-Term
Bond Fund
Balance as of October 31, 2008	4,025,163
Purchases and sales (net)	116,592
Total gains or losses (realized/unrealized) included in earnings	96,771
Balance as of April 30, 2009	4,238,526

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115". SFAS No. 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS No. 159 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The Funds do not believe that the adoption of SFAS No. 159 will have a material impact on their financial statements.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133". SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why and the entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity’s financial position and results of operations.  SFAS No. 161 becomes effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Therefore, the Funds are required to adopt SFAS No. 161 for financial statements for the fiscal year beginning November 1, 2009. The Funds are currently assessing the impact that the adoption of SFAS No. 161 will have on their financial statements.

3.	Related Party Transactions:

AIFS serves as an investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS
Fees
Stock Fund	1.00%
International Equity Fund	0.81%
Short-Term Bond Fund	0.40%
Intermediate Bond Fund	0.40%
Kansas Tax-Exempt Bond Fund	0.30%
International Bond Fund	0.40%
U.S. Inflation-Indexed Fund	0.40%

American Independence Fund

3.	Related Party Transactions (Continued):

The Trust has engaged American Independence Capital Management, LLC (“AICM”) as the sub-adviser for the Stock Fund; and American Independence Financial Counselors, LLC (“AIFC”) and Fischer Francis Trees & Watts, Inc., and its affiliates, as sub-advisers for the Short-Term Bond Fund and Intermediate Bond Fund.  Fischer Francis Trees & Watts, Inc., and its affiliates, also serve as sub-advisor to the International Bond Fund and the U.S. Inflation-Indexed Fund.

AICM is a jointly-owned, affiliated, and registered investment advisor of the Adviser and Miller & Jacobs Capital, LLC, and AIFC is a wholly owned subsidiary of the Adviser. The Board of Trustees has approved each of these agreements on behalf of the Trust. Please see the section in this report entitled Additional Fund Information for details regarding the deliberations of the Board with respect to these agreements.

Fischer Francis Trees & Watts, Inc. is a New York corporation and its three affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fisher Francis Trees & Watts, PTD Ltd, a Singapore corporation, and Fischer Francis Trees & Watts, Ltd Kabushiki Kasha, a Japanese corporation, are collectively referred to as “FFTW’. The agreements between FFTW and AIFS on behalf of the Trust were approved by shareholders at meetings held during the year for each applicable Fund.

AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets:

Fund	Institutional Class		Class A		Class C
Stock Fund	0.89	%(1)	1.39	%(1)	1.89	%(1)
International Equity Fund	0.99	%(1)	1.49	%(1)	1.99	%(1)
Short-Term Bond Fund	0.45	%(1)	0.70	%(1)	1.45	%(1)
Intermediate Bond Fund	0.56	%(1)	0.86	%(1)	1.56	%(1)
Kansas Tax-Exempt Bond Fund	0.40	%(3)	0.90	%(3)	1.40	%(3)
International Bond Fund	0.89	%(4)	1.14	%(1)	1.89	%(1)
U.S. Inflation-Indexed Fund	0.32	%(4)	0.57	%(1)	1.32	%(1)

(1) Effective thru March 1, 2010
(2) Effective thru March 1, 2011
(3) Effective thru March 1, 2013

AIFS also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at annual rate of 0.125%.

AIFS has entered into an agreement with JP Morgan Worldwide Securities Services (“JP Morgan”) whereby JP Morgan provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, JP Morgan earns a fee based on the aggregate net assets of all Funds in the Trust. AIFS pays JP Morgan and not the Funds.

Prior to January 1, 2009, Vastardis Fund Services LLC (“Vastardis”) provided the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provided, Vastardis earned a fee based on the aggregate net assets of all Funds in the Trust, at the following annual fee rates:

Based on Average Daily Net Assets of	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

Other principal service providers of the Funds include the following:

JP Morgan Worldwide Securities Services (“JP Morgan”) serves as the Trust’s fund accounting agent.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on its share of the fund’s average monthly net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

American Independence Fund

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, and U.S. Government securities) were as follows:

	Purchases	Sales
Stock Fund*	$81,663,265	$71,650,270
International Equity Fund*	55,538,476	49,652,340
Short-Term Bond Fund*	–―	16,743,084
Intermediate Bond Fund*	7,245,186	3,789,710
Kansas Tax-Exempt Bond Fund*	12,839,337	12,679,026
International Bond Fund**	6,110,375	7,897,505

*	Information is for the six months ended April 30, 2009.

**	Information is for the period from January 1, 2009 through April 30, 2009.

The cost of purchases and the proceeds from sales of U.S. Government securities were as follows:

	Purchases	Sales
Short-Term Bond Fund*	$49,122,802	$68,678,202
Intermediate Bond Fund*	51,850,994	58,410,219
International Bond Fund**	505,226	517,936
U.S. Inflation-Indexed Fund*	62,515,426	64,360,994

*	Information is for the six months ended April 30, 2009.

**	Information is for the period from January 1, 2009 through April 30, 2009.

6.	Concentration of Credit Risk:

Credit Risk: The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.	Federal Income Tax Information:

At April 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Stock Fund	$78,310,544	$8,925,500	$(7,504,853)	$1,420,647
International Equity Fund	80,539,693	4,903,540	(10,910,029)	(6,006,489)
Short-Term Bond Fund	152,283,952	2,272,656	(14,515,056)	(12,242,400)
Intermediate Bond Fund	33,500,638	761,947	(461,750)	300,197
Kansas Tax-Exempt Bond Fund	201,647,286	6,229,718	(2,160,847)	4,068,871
International Bond Fund	38,882,775	1,994,920	(1,721,862)	273,058
U.S. Inflation-Indexed Fund	90,776,162	5,620,696	(1,532,339)	4,088,357

American Independence Fund

7.	Federal Income Tax Information (Continued):

The tax character of dividends paid to shareholders during the fiscal periods ended October 31, 2008 was as follows:

	Dividends paid from
				Tax	Total
	Ordinary	Net Long-	Total Taxable	Exempt	Distributions
	Income	Term Gains	Distributions	Dividends	Paid
Stock Fund*	$3,183,585	$16,878,702	$20,062,287	$-	$20,062,287
International Equity Fund*	4,079,476	5,539,100	9,618,576	-	9,618,576
Short-Term Bond Fund*	3,850,310	-	3,850,310	-	3,850,310
Intermediate Bond Fund*	1,527,856	-	1,527,856	-	1,527,856
Kansas Tax-Exempt Bond Fund*	-	-	-	7,473,281	7,473,281
International Bond Fund**	2,238,839	-	2,238,839	-	2,238,839
U.S. Inflation-Indexed Fund***	3,039,900	-	3,039,900	-	3,039,900

*	Information is for the year ended October 31, 2008.

**	Information is for the year ended December 31, 2008.

***	Information is for the period from January 1, 2008 through October 31, 2008.

The tax character of dividends paid to shareholders during the prior fiscal year (ended December 31, 2007 for the U.S. Inflation-Indexed Portfolio and International Bond Portfolio, ended October 31, 2007 for the other Funds) was as follows:

	Dividends paid from
					Total
	Ordinary	Net Long-	Total Taxable	Tax Exempt	Distributions
	Income	Term Gains	Distributions	Dividends	Paid
Stock Fund	$2,029,198	$7,311,147	$9,340,345	$-	$9,340,345
International Equity Fund	2,200,415	22,414,889	24,615,304	-	24,615,304
Short-Term Bond Fund	2,596,430	-	2,596,430	-	2,596,430
Intermediate Bond Fund	1,688,928	-	1,688,928	-	1,688,928
Kansas Tax-Exempt Bond Fund*	-	-	-	6,857,913	6,857,913
Kansas Tax-Exempt Bond Fund**	-	-	-	1,237,495	1,237,495
International Portfolio***	1,780,116	-	1,780,226	-	1,780,226
U.S. Inflation-Indexed Portfolio***	4,503,501	-	-	-	-

*	Information is as of the Fund’s tax year ended August 31, 2007.

**	The Fund changed its tax year-end to October 31, 2007. The information is for the short tax period September 1, 2007 through October 31, 2007.

***	Information is for the tax year ended December 31, 2007, for the respective predecessor fund.

As of October 31, 2008 the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Earnings	Other Timing Differences	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Deficit)
Stock Fund	$1,625,534	$-	$1,625,534	$-	$(1,903,846)	$2,256,562	$1,978,250
International Equity Fund	1,978,238	-	1,978,238	-	(3,147,691)	(19,085,461)	(20,254,914)
Short-Term Bond Fund	443,490	-	443,490	(440,570)	(5,091,430)	(9,064,219)	(14,152,729)
Intermediate Bond Fund	124,593	-	124,593	(68,960)	(400,724)	(791,175)	(1,136,266)
Kansas Tax-Exempt Bond Fund	-	698,591	698,591	(614,940)	(2,380,661)	(5,652,635)	(7,949,645)
International Bond Fund*	6,000,982	925,457	-	-	(1,066,831)	(963,438)	4,896,170
U.S. Inflation-Indexed Fund	-	-	-	(108)	(3,134,402)	(6,319,190)	(9,453,700)

*	Information is for the tax year ended December 31, 2008.

American Independence Fund

7.	Federal Income Tax Information (Continued):

At October 31, 2008, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires

Stock Fund	$1,903,846	2016

International Equity Fund	3,147,691	2016

Short-Term Bond Fund†	1,402,721	2012
	1,356,853	2013
	2,548,173	2015

Intermediate Bond Fund	185,644	2014
	215,080	2015

Kansas Tax-Exempt Bond Fund	562,887	2009
	1,379,613	2010
	2,495	2011
	122,004	2012
	88,129	2013
	225,533	2015

U.S. Inflation-Indexed Fund	1,937,679	2014
	1,196,723	2015

†
Capital loss carry-forwards are related to the acquisition of FFTW Funds, Inc. - Limited Duration Portfolio.  This amount is subject to an annual limitation of $5,477,200 under tax rules that was further limited to $300,468 in the year of acquisition.

The Short-Term Bond Fund utilized $567,046 of capital losses in the current fiscal year.  The Intermediate Bond Fund utilized $2,288 of capital losses in the current fiscal year. The Kansas Tax-Exempt Bond Fund utilized $29,798 of capital losses in the current fiscal year. The U.S. Inflation Indexed Fund utilized $350,546 of capital losses in the current fiscal year.

As of December 31, 2008, the International Bond Fund utilized all of its net capital loss carry-forward of $258,416 from prior years.

For the fiscal year ended October 31, 2008, 95.71% of the income dividends paid by the Stock Fund qualify for the dividends received deduction available to corporate shareholders.

For the fiscal year ended October 31, 2008, dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxes at a maximum rate of 15%. Completed information will be reported in conjunction with the 2008 Form 1099-DIV.

8.	Financial Futures Contracts

Some of the Funds may enter into financial futures contracts to hedge its interest rate and foreign currency risk.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading.  Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.

The details of each Fund’s open futures contracts at April 30, 2009 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

9.	Options Transactions

For hedging purposes, certain Funds (Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

American Independence Fund

9.	Options Transactions (Continued):

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

10. Financial Futures Contracts

The International Bond Fund may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Fund's Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities and in the Statement of Operations as unrealized gains and losses. Realized gain or loss arising from the difference between the value of the contract at the time it was opened and the time it was closed is included in the net realized gains or losses on foreign currency-related transactions in the Statement of Operations. The Fund's custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under certain open forward foreign exchange contracts (See Note 11).  Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund may enter into foreign currency transactions on the spot markets (foreign currency transactions that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

The details of the Fund's outstanding forward foreign exchange contracts at April 30, 2009 are contained at the end of the Schedule of Investments.

11. Segregation of Assets

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund's ability to segregate up to 100% of its settled liquid assets.

American Independence Funds

Additional Fund Information (Unaudited)
Portfolio Summaries. The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2009:

Stock Fund
% of Net
Portfolio Diversification	Assets
Financials	16.6%
Consumer Staples	15.5
Energy	13.4
Industrials	11.6
Healthcare	10.5
Money Market	8.1
Communications	7.3
Basic Materials	6.4
Consumer Discretionary	5.8
Brokerage	1.8
Technology	1.6
Utilities	1.4
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0 †
Net Assets	100.0%

International Equity Fund
% of Net
Portfolio Diversification	Assets
Consumer, Non-cyclical	20.0%
Financial	16.6
Industrial	14.2
Energy	10.4
Consumer, Cyclical	9.5
Basic Materials	6.8
Communications	6.3
Utilities	6.3
Technology	6.1
Money Market	2.8
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%

Short-Term Bond Fund
% of Net
Portfolio Diversification	Assets
U.S. Government and Agency Securities	57.3%
Money Market	17.8
Collateralized Mortgage Obligations	11.4
Asset Backed Securities	7.1
Corporate Bonds	3.3
Taxable Municipal Bonds	1.3
Short-Term Investments	0.8
Medium Term Notes	0.5
Financial Futures Contracts	(0.1)
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

Intermediate Bond Fund
% of Net
Portfolio Diversification	Assets
U.S. Government and Agency Securities	64.3%
Corporate Bonds	37.7
Collateralized Mortgage Obligations	15.0
Money Market	4.0
Short-Term Investments	1.8
Asset Backed Securities	1.1
Medium Term Notes	0.9
Financial Futures Contracts	(0.2)
Total Investments	124.6%
Liabilities in Excess of Other Assets	(24.6)
Net Assets	100.0%

†	Amount rounds to less than 0.05%.

American Independence Funds

Additional Fund Information (Continued)
Portfolio Summaries (continued)

Kansas Tax-Exempt Bond Fund
% of Net
Portfolio Diversification	Assets
Miscellaneous	3.7%
Refunded Bonds	25.2
Industrial Development	6.0
Hospitals	13.8
Utilities	12.5
General Obligations	31.4
Transportation	3.4
Money Market	3.1
Housing	0.6
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

International Bond Fund
% of Net
Portfolio Diversification	Assets
Sovereign Obligations	56.8%
Corporate Obligations	17.4
Asset-Backed Securities	3.4
Mortgage-Backed Securities	18.5
Financial Futures Contracts	(0.2)
Forward Foreign Exchange Contracts	0.3
Money Market	1.7
Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1
Net Assets	100.0%

U.S. Inflation-Indexed Fund
% of Net
Portfolio Diversification	Assets
U.S. Treasury Inflation-Indexed Bonds	35.6%
U.S. Treasury Inflation-Indexed Notes	62.4
Money Market	0.8
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2008 at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Stock Fund	Institutional Class Shares	$1,000.00	$901.40	$4.33	0.92%
	Class A Shares	$1,000.00	$899.50	$6.64	1.41%
	Class C Shares	$1,000.00	$896.20	$9.01	1.92%
International Equity Fund	Institutional Class Shares	$1,000.00	$970.70	$4.96	1.01%
	Class A Shares	$1,000.00	$968.30	$7.37	1.51%
	Class C Shares	$1,000.00	$965.60	$9.79	2.01%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$997.40	$2.23	0.45%
	Class A Shares	$1,000.00	$997.20	$3.47	0.70%
	Class C Shares	$1,000.00	$993.50	$7.17	1.45%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$1,090.40	$2.86	0.55%
	Class A Shares	$1,000.00	$1,089.20	$4.43	0.85%
Kansas Tax-Exempt Bond Fund	Institutional Class Shares	$1,000.00	$1,066.10	$2.05	0.40%
	Class A Shares	$1,000.00	$1,064.00	$4.09	0.80%
	Class C Shares	$1,000.00	$1,061.00	$7.12	1.39%
International Bond Fund	Institutional Class Shares	$1,000.00	$1,040.10	$4.64	0.89%
U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,102.30	$1.66	0.32%
	Class A Shares	$1,000.00	$1,100.20	$2.94	0.56%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

American Independence Funds

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period* 11/1/08-4/30/10	Expense Ratio During Period** 11/1/08-4/30/09
Stock Fund	Institutional Class Shares	$1,000.00	$1,020.24	$4.60	0.92%
	Class A Shares	$1,000.00	$1,017.80	$7.06	1.41%
	Class C Shares	$1,000.00	$1,015.29	$9.58	1.92%
International Equity Fund	Institutional Class Shares	$1,000.00	$1,019.77	$5.08	1.01%
	Class A Shares	$1,000.00	$1,017.31	$7.55	1.51%
	Class C Shares	$1,000.00	$1,014.83	$10.04	2.01%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$1,022.56	$2.26	0.45%
	Class A Shares	$1,000.00	$1,021.32	$3.51	0.70%
	Class C Shares	$1,000.00	$1,017.60	$7.26	1.45%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$1,022.06	$2.76	0.55%
	Class A Shares	$1,000.00	$1,020.56	$4.28	0.85%
Kansas Tax-Exempt Bond Fund	Institutional Class Shares	$1,000.00	$1,022.81	$2.00	0.40%
	Class A Shares	$1,000.00	$1,020.83	$4.00	0.80%
	Class C Shares	$1,000.00	$1,017.89	$6.97	1.39%
International Bond Fund	Institutional Class Shares	$1,000.00	$1,020.25	$4.59	0.89%
U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,023.21	$1.60	0.32%
	Class A Shares	$1,000.00	$1,021.99	$2.83	0.56%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Approval of the Investment Advisory and Sub-Advisory Agreements

At a meeting held on June 23, 2008 (the “Meeting”), the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act), approved the continuation of the Investment Advisory Agreement and Expense Limitation Agreement between the Trust and American Independence Financial Services, LLC (“AIFS” or the “Adviser”) with respect to the (“the Funds”). Also at the Meeting, the Board of Trustees approved the renewal of the Sub-advisory Agreements between AIFS and American Independence Financial Counselors, LLC, (“AIFC”) a wholly-owned subsidiary of AIFS, on behalf of the Short-Term Bond Fund and Intermediate Bond Fund, and the Sub-advisory agreement with between AIFS and American Independence Capital Management, LLC (“AICM”), a jointly-owned affiliated registered investment adviser of AIFS and Miller & Jacobs Capital Management, LLC, on behalf of the Stock Fund (AIFC and AICM are referred to as the “Sub-Advisers”). With respect to the U.S Inflation-Indexed Fund and the International Bond Fund, sub-advisory agreements were approved by shareholders at meetings held May 9, 2008 and November 21, 2008, respectively.  Given that the sub-advisory agreements for these two funds are in effect for a two year period, the sub-advisory agreements for these funds were not approved at the Meeting.  The Investment Advisory Agreement, Expense Limitation Agreement and the Sub-advisory Agreements review and approved at the Meeting are herein referred to as the “Agreements”.  In determining whether to approve the Agreements, the Board considered information about the Adviser, the Sub-advisers, the performance of the Funds’ portfolios and certain additional factors described below that the Board deemed relevant. The following summary describes certain of the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

In an Executive Session, the Trustees had discussed the responsibilities and fiduciary duties of the Trustees in connection with the approval of the Agreements, during which management answered questions from the Trustees. During the executive session, the Trustees reviewed a wide variety of information that they had requested and received from AIFS, and data and analysis from an outside data provider. The Trustees reviewed various industry trends and regulatory developments in their deliberations. In considering the continuation of the Agreements, and in evaluating the fairness of the compensation to be paid by the Funds under the Agreements, the Trustees considered the nature, extent and quality of the services to be provided by the Adviser and Sub-advisers. The Trustees reviewed the services the Adviser and Sub-advisers have historically provided to the Funds, and also generally to the other series of the Trust. With respect to the Adviser, these services include, among others, investment management services and administrative services, such as working with other service providers of the Trust, maintaining certain Fund records, providing office space, performing clerical and bookkeeping services for the Fund, preparing Board materials and Fund filings, and otherwise managing the Trust’s operations. AIFS is responsible for the day-to-day portfolio management of the Funds not sub-advised, including determining the composition of assets of the Funds and the timing of each Fund’s execution of the purchase and sale of assets, and is responsible for the day-to-day oversight of the Sub-advisers.

The Trustees also considered the Adviser’s and Sub-advisers’ personnel, resources, operations and portfolio management capabilities. The Trustees received information about the Adviser's supervision of the Funds’ service providers, the Adviser’s attention to its compliance program and those of the Trust.

The Trustees reviewed the investment performance of the Funds over various time periods and compared that performance to that of funds in groups that the Trustees concluded, were appropriate comparison groups for the Funds. The Trustees considered the cost to the Adviser and Sub-advisers, and considered the profitability to the Adviser, its affiliates of the relationship with the Funds and Sub-advisers over various time periods. In reviewing profitability information, the Trustees reviewed, among other things, information about the allocation of expenses among the Adviser and its affiliates. The Trustees were provided information indicating that the Adviser was not making a profit from the overall relationship with the Funds.

The Trustees discussed the extent to which economies of scale were projected by the Adviser to be realized as the Funds’ assets, or the assets of the Trust overall, increase. The Trustees discussed the plans of the Adviser and its affiliates for marketing and distributing the shares of the various series of the Trust. The Trustees reviewed information about the potential effect of asset growth on Funds expenses, the difficulty of forecasting its effect on the profitability of the Adviser and its affiliates, and the management fee breakpoints applicable to the Funds and certain other funds in comparison groups. It was noted that, to the extent the Funds gross expenses currently were higher than their net expenses, the reduction of the Funds gross expenses through the achievement of economies of scale might benefit the Adviser by reducing the expenses the Adviser must reimburse to the Funds, rather than directly benefiting the Funds by reducing their net expenses.

American Independence Funds

It was noted that the materials and other information discussed were considered by the Trustees throughout the past year during in-person and telephonic meetings, with personnel of the Adviser, the Sub-advisers, Funds’ Counsel and third party consultants. The Trustees did not identify any particular information or any single factor that was controlling, or the particular weight any Trustee placed on any one factor for purposes of determining whether to vote in approval of the Agreement.

The Trustees, including all of the Independent Trustees, unanimously concluded that each factor they considered, in the context of all the other factors they considered, favored renewal of the Agreements, and it was the unanimous judgment of the Trustees and the Independent Trustees that approval of the Agreements was in the best interests of the Funds and their shareholders.

American Independence Funds

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodians:
INTRUST Bank NA
105 North Main Street
Wichita, KS 67202

BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied by a current prospectus.

AIF SAR 043009

April 30, 2009

2010 2020 2030 2040	NestEgg Funds	Semi-Annual Report

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus. American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

Table of Contents

NestEgg Funds
Semi-Annual Report (Unaudited) ─ April 30, 2009

NestEgg 2010 Fund
Condensed Schedule of Portfolio Investments	1
NestEgg 2020 Fund
Condensed Schedule of Portfolio Investments	5
NestEgg 2030 Fund
Condensed Schedule of Portfolio Investments	9
NestEgg 2040 Fund
Condensed Schedule of Portfolio Investments	13

Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	23

Additional Information
Portfolio Summaries	32
Table of Shareholder Expenses	33

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

The complete Schedules of Portfolio Investments are available (i) without charge, upon request, by calling toll-free 1-866-410-2006; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Common Stocks — 31.0%
Basic Materials — 2.3%
Companhia Vale do Rio Doce - SADR	1,600	21,969
Other Basic Materials		348,380
		370,349
Communications — 3.1%
America Movil SAB de C.V. - ADR	600	19,710
AT&T, Inc.	1,075	27,542
China Mobile Ltd. - SADR	700	30,212
Cisco Systems, Inc. (a)	1,577	30,467
Google, Inc. (a)	60	23,758
Vodafone Group PLC	14,589	26,914
Other Communications		354,793
		513,396
Consumer, Cyclical — 3.2%
Fiat SpA	1,980	19,688
Marks & Spencer Group PLC	4,093	20,511
Wal-Mart Stores, Inc.	439	22,125
Other Consumer, Cyclical		471,930
		534,254
Consumer, Non-Cyclical — 3.1%
PepsiCo, Inc.	517	25,727
Philip Morris International, Inc.	905	32,762
Procter & Gamble Co.	790	39,059
Other Consumer, Non-Cyclical		412,461
		510,009
Energy — 3.5%
BP PLC	4,732	33,778
Chevron Corp.	362	23,928
Exxon Mobil Corp.	956	63,737
Petroleo Brasileiro S.A. - ADR	900	30,213
Petroleo Brasileiro S.A. - SADR	1,200	32,376
Royal Dutch Shell PLC - A Shares	1,055	24,551
Total SA	620	31,457
Other Energy		338,307
		578,347

See Notes to Financial Statements

1

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Financial — 4.3%
China Life Insurance Co., Ltd. - ADR	400	21,179
Itau Unibanco Banco Mutiplo SA - ADR	1,575	21,624
Other Financial		643,202
		686,005
Healthcare — 2.8%
AstraZeneca PLC	538	18,982
Johnson & Johnson	500	26,179
Novartis AG	656	24,940
Teva Pharmaceutical Industries Ltd.	662	29,054
Other Healthcare		366,737
		465,892
Industrial — 3.6%
General Electric Co.	1,770	22,390
Panasonic Electric Works Co., Ltd.	1,324	19,196
Other Industrial		547,075
		588,661
Technology — 3.2%
Apple, Inc. (a)	226	28,437
Hewlett-Packard Co.	872	31,374
IBM Corp.	230	23,738
Intel Corp.	1,505	23,749
Microsoft Corp.	2,411	48,846
Oracle Corp.	1,318	25,490
Rohm Co. Ltd.	317	19,382
Taiwan Semiconductor - ADR	3,500	36,994
Other Technology		289,942
		527,952
Utilities — 1.9%		313,944
Total Common Stocks (Cost $5,450,986)		5,088,809

See Notes to Financial Statements

2

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Investment Companies — 1.0%
EXOR S.p.A.	9,669	11,298
iShares S&P MidCap 400 Index Fund	1,300	72,605
iShares S&P SmallCap 600 Index Fund	1,900	81,719
Total Investment Companies (Cost $137,279)		165,622

Preferred Stocks — 0.1%
Consumer, Non-Cyclical		10,986
Total Preferred Stocks (Cost $12,843)		10,986

U.S. Treasury Obligations — 58.6%
U.S. Treasury Bonds — 10.6%
8.00%, 11/15/21	$424,000	601,682
6.50%, 11/15/26	407,000	532,661
5.38%, 2/15/31	112,000	131,915
5.00%, 5/15/37	414,000	477,911
		1,744,169
U.S. Treasury Notes — 48.0%
4.88%, 4/30/11	1,553,000	1,674,328
1.38%, 2/15/12	1,615,000	1,619,416
4.38%, 8/15/12	594,000	649,130
4.25%, 8/15/13	1,242,000	1,369,791
4.75%, 5/15/14	907,000	1,026,327
4.63%, 11/15/16	805,000	910,531
4.75%, 8/15/17	584,000	661,562
		7,911,085
Total U.S. Treasury Obligations (Cost $9,788,000)		9,655,254

See Notes to Financial Statements

3

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Money Markets — 6.5%
Dreyfus Cash Management	8,964	8,964
Dreyfus Cash Management Plus	8,961	8,961
Federated Government Obligation Fund	1,044,898	1,044,898

Total Money Markets (Cost $1,062,823)		1,062,823

Total Investments		15,983,494
(Cost $16,452,225) (b) — 97.2%

Other assets in excess of liabilities — 2.8%		458,135

NET ASSETS — 100.0%		$16,441,629

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
ADR American Depository Receipt
SADR Sponsored American Depository Receipt

See Notes to Financial Statements

4

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Common Stocks — 41.0%
Basic Materials — 3.0%
Companhia Vale do Rio Doce - SADR	3,900	53,548
Other Basic Materials		798,897
		852,545
Communications — 4.2%
America Movil SAB de C.V. - ADR	1,500	49,275
AT&T, Inc.	2,283	58,490
China Mobile Ltd. - SADR	1,600	69,056
Cisco Systems, Inc. (a)	3,453	66,712
Google, Inc. (a)	130	51,476
Vodafone Group PLC	35,885	66,201
Other Communications		814,353
		1,175,563
Consumer, Cyclical — 4.4%
Fiat SpA	4,870	48,425
Marks & Spencer Group PLC	10,069	50,459
Other Consumer, Cyclical		1,130,273
		1,229,157
Consumer, Non-Cyclical — 4.2%
PepsiCo, Inc.	1,142	56,826
Procter & Gamble Co.	1,759	86,965
Other Consumer, Non-Cyclical		1,030,844
		1,174,635
Energy — 4.6%
BP PLC	11,640	83,088
Chevron Corp.	798	52,748
ENI SpA	2,125	46,254
Exxon Mobil Corp.	2,147	143,141
Petroleo Brasileiro S.A. - ADR	2,100	70,497
Petroleo Brasileiro S.A. - SADR	2,900	78,242
Royal Dutch Shell PLC - A Shares	2,596	60,411
Total SA	1,524	77,324
Other Energy		702,495
		1,314,200

See Notes to Financial Statements

5

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Financial — 5.6%
China Life Insurance Co., Ltd. - ADR	900	47,655
Itau Unibanco Banco Mutiplo SA - ADR	3,550	48,741
Standard Chartered PLC	2,950	46,174
Other Financial		1,457,516
		1,600,086
Healthcare — 3.6%
AstraZeneca PLC	1,323	46,680
Johnson & Johnson	1,141	59,743
Novartis AG	1,613	61,326
Teva Pharmaceutical Industries Ltd.	1,616	70,925
Other Healthcare		772,806
		1,011,480
Industrial — 4.6%
General Electric Co.	3,857	48,790
Other Industrial		1,240,723
		1,289,513
Technology — 4.2%
Apple, Inc. (a)	505	63,544
Hewlett-Packard Co.	1,804	64,908
IBM Corp.	551	56,869
Intel Corp.	3,177	50,133
Microsoft Corp.	5,332	108,027
Oracle Corp. (a)	2,928	56,628
Taiwan Semiconductor - ADR	8,300	87,732
Other Technology		694,844
		1,182,685
Utilities — 2.6%		720,354
Total Common Stocks (Cost $14,498,548)		11,550,218

See Notes to Financial Statements

6

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Investment Companies — 1.8%
BLDRS Emerging Markets 50 ADR Index Fund	1,956	60,753
EXOR S.p.A.	2,173	27,804
iShares S&P MidCap 400 Index Fund	3,800	212,230
iShares S&P SmallCap 600 Index Fund	5,000	215,050
Total Investment Companies (Cost $468,601)		515,837

Preferred Stocks — 0.1%
Consumer, Non-Cyclical	999	27,032
Total Preferred Stocks (Cost $32,127)		27,032

U.S. Treasury Obligations — 49.1%
U.S. Treasury Bonds — 8.9%
8.00%, 11/15/21	$616,000	874,142
6.50%, 11/15/26	570,000	745,988
5.38%, 2/15/31	163,000	191,983
5.00%, 5/15/37	603,000	696,088
		2,508,201
U.S. Treasury Notes — 40.2%
4.88%, 4/30/11	2,258,000	2,434,405
1.38%, 2/15/12	2,348,000	2,354,420
4.38%, 8/15/12	863,000	943,097
4.25%, 8/15/13	1,765,000	1,946,603
4.75%, 5/15/14	1,276,000	1,443,873
4.63%, 11/15/16	1,140,000	1,289,447
4.75%, 8/15/17	814,000	922,109
		11,333,954
Total U.S. Treasury Obligations (Cost $13,833,218)		13,842,155

See Notes to Financial Statements

7

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Money Markets — 6.6%
Dreyfus Cash Management	22,396	22,396
Dreyfus Cash Management Plus	81,593	81,593
Federated Government Obligation Fund	1,749,992	1,749,992
Total Money Markets (Cost $1,853,981)		1,853,981

Total Investments		27,789,223
(Cost $30,687,512) (b) — 98.6%

Other assets in excess of liabilities — 1.4%		396,090

NET ASSETS — 100.0%		$28,185,313

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
ADR American Depository Receipt
SADR Sponsored American Depository Receipt

See Notes to Financial Statements

8

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)

Common Stocks — 56.1%
Basic Materials — 4.3%
Companhia Vale do Rio Doce - SADR	3,700	50,800
Other Basic Materials		790,545
		841,345
Communications — 5.6%
America Movil SAB de C.V. - ADR	1,400	45,990
AT&T, Inc.	2,195	56,236
China Mobile Ltd. - SADR	1,500	64,739
Cisco Systems, Inc. (a)	3,099	59,873
Google, Inc. (a)	123	48,704
Vodafone Group PLC	33,666	62,107
Other Communications		764,611
		1,102,260
Consumer, Cyclical — 5.7%
Fiat SpA	4,569	45,432
Marks & Spencer Group PLC	9,446	47,337
Wal-Mart Stores, Inc.	899	45,309
Other Consumer, Cyclical		982,117
		1,120,195
Consumer, Non-Cyclical — 5.8%
PepsiCo, Inc.	1,040	51,750
Procter & Gamble Co.	1,600	79,104
Consumer, Non-Cyclical		1,014,340
		1,145,194
Energy — 6.4%
BP PLC	10,920	77,948
Chevron Corp.	754	49,839
Exxon Mobil Corp.	1,955	130,339
Petroleo Brasileiro S.A. - ADR	2,000	67,140
Petroleo Brasileiro S.A. - SADR	2,700	72,846
Royal Dutch Shell PLC - A Shares	2,435	56,665
Total SA	1,430	72,555
Other Energy		728,530
		1,255,862

See Notes to Financial Statements

9

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)

Financial — 8.0%
Itau Unibanco Banco Mutiplo SA - ADR	3,350	45,995
Old Mutual PLC	44,404	44,866
Other Financial		1,485,084
		1,575,945
Healthcare — 5.1%
Johnson & Johnson	1,029	53,878
Novartis AG	1,513	57,524
Sanofi-Aventis	940	54,441
Teva Pharmaceutical Industries Ltd.	1,515	66,494
Other Healthcare		766,602
		998,939
Industrial — 6.2%
General Electric Co.	3,628	45,893
Other Industrial		1,177,749
		1,223,642
Technology — 5.5%
Apple, Inc. (a)	455	57,253
Hewlett-Packard Co.	1,640	59,007
IBM Corp.	497	51,295
Intel Corp.	3,026	47,750
Microsoft Corp.	4,935	99,983
Oracle Corp.	2,765	53,475
Taiwan Semiconductor - ADR	7,700	81,389
Other Technology		625,192
		1,075,344
Utilities — 3.5%		682,280
Total Common Stocks (Cost $13,626,521)		11,021,006

See Notes to Financial Statements

10

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)

Investment Companies — 2.6%
BLDRS Emerging Markets 50 ADR Index Fund	1,908	59,262
EXOR S.p.A.	2,038	26,077
iShares S&P MidCap 400 Index Fund	4,000	223,400
iShares S&P SmallCap 600 Index Fund	4,700	202,147
Total Investment Companies (Cost $464,593)		510,886

Preferred Stock — 0.1%
Consumer, Non-Cyclical		25,382
Total Preferred Stock (Cost $30,176)		25,382

U.S. Treasury Obligations — 29.9%
U.S. Treasury Bonds — 5.4%
8.00%, 11/15/21	$258,000	366,118
6.50%, 11/15/26	248,000	324,570
5.38%, 2/15/31	68,000	80,091
5.00%, 5/15/37	253,000	292,057
		1,062,836
U.S. Treasury Notes — 24.5%
4.88%, 4/30/11	947,000	1,020,985
1.38%, 2/15/12	984,000	986,690
4.38%, 8/15/12	362,000	395,598
4.25%, 8/15/13	757,000	834,888
4.75%, 5/15/14	553,000	625,754
4.63%, 11/15/16	490,000	554,236
4.75%, 8/15/17	356,000	403,281
		4,821,432
Total U.S. Treasury Obligations (Cost $5,888,983)		5,884,268

See Notes to Financial Statements

11

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)

Money Markets — 9.8%
Dreyfus Cash Management	175,867	175,867
Dreyfus Cash Management Plus	235,117	235,117
Federated Government Obligation Fund-Institutional	1,513,488	1,513,488
Total Money Markets (Cost $1,924,472)		1,924,472

Total Investments		19,366,014
(Cost $21,933,622) (b) — 98.5%

Other assets in excess of liabilities — 1.5%		302,322

NET ASSETS — 100.0%		$19,668,336

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
ADR American Depository Receipt
SADR Sponsored American Depository Receipt

See Notes to Financial Statements

12

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Common Stocks — 71.1%
Basic Materials — 5.1%
Companhia Vale do Rio Doce - SADR	4,300	59,038
Other Basic Materials		1,073,555
		1,132,593
Communications — 7.3%
AT&T, Inc.	4,759	121,925
China Mobile Ltd. - SADR	1,700	73,372
Cisco Systems, Inc. (a)	5,987	115,668
Verizon Communications, Inc.	2,430	73,726
Vodafone Group PLC	45,687	84,283
Other Communications		1,147,759
		1,616,733
Consumer, Cyclical — 7.6%
Fiat SpA	6,200	61,651
Marks & Spencer Group PLC	12,819	64,241
Other Consumer, Cyclical		1,561,041
		1,686,933
Consumer, Non-Cyclical — 7.3%
PepsiCo, Inc.	1,856	92,354
Philip Morris International, Inc.	2,135	77,286
Procter & Gamble Co.	1,829	90,425
Other Consumer, Non-Cyclical		1,367,867
		1,627,932
Energy — 8.3%
BP PLC	14,819	105,779
Chevron Corp.	1,680	111,047
ENI SpA	2,706	58,900
Exxon Mobil Corp.	3,682	245,478
Petroleo Brasileiro S.A. - ADR	2,300	77,211
Petroleo Brasileiro S.A. - SADR	3,200	86,335
Royal Dutch Shell PLC - A Shares	3,305	76,911
Schlumberger Ltd.	1,324	64,863
Total SA	1,941	98,481
Other Energy		919,539
		1,844,544

See Notes to Financial Statements

13

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Financial — 9.8%
Old Mutual PLC	60,206	60,833
Standard Chartered PLC	3,756	58,788
Other Financial		2,063,172
		2,182,793
Healthcare — 6.6%
AstraZeneca PLC	1,684	59,418
Johnson & Johnson	2,201	115,243
Novartis AG	2,053	78,054
Pfizer, Inc.	5,697	76,112
Sanofi-Aventis	1,270	73,553
Teva Pharmaceutical Industries Ltd.	1,836	80,581
Other Healthcare		976,625
		1,459,586
Industrial — 7.6%		1,688,328
Technology — 7.1%
Apple, Inc. (a)	920	115,763
Hewlett-Packard Co.	2,918	104,990
IBM Corp.	1,180	121,787
Microsoft Corp.	8,468	171,561
Oracle Corp.	4,805	92,929
Taiwan Semiconductor - ADR	9,200	97,244
Other Technology		878,946
		1,583,220
Utilities — 4.4%		971,202
Total Common Stocks (Cost $18,707,594)		15,793,864

See Notes to Financial Statements

14

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Investment Companies — 2.6%
BLDRS Emerging Markets 50 ADR Index Fund	2,170	67,400
EXOR S.p.A.	2,766	35,392
iShares S&P MidCap 400 Index Fund	4,300	240,155
iShares S&P SmallCap 600 Index Fund	5,300	227,953
Total Investment Companies (Cost $519,988)		570,900

Preferred Stock — 0.2%
Consumer, Non-Cyclical	1,272	34,419
Total Preferred Stock (Cost $40,816)		34,419

U.S. Treasury Obligations — 14.3%
U.S. Treasury Bonds — 2.6%
8.00%, 11/15/21	$139,000	197,250
6.50%, 11/15/26	133,000	174,064
5.38%, 2/15/31	37,000	43,579
5.00%, 5/15/37	136,000	156,995
		571,888
U.S. Treasury Notes — 11.7%
4.88%, 4/30/11	509,000	548,765
1.38%, 2/15/12	529,000	530,446
4.38%, 8/15/12	195,000	213,098
4.25%, 8/15/13	407,000	448,877
4.75%, 5/15/14	297,000	336,074
4.63%, 11/15/16	264,000	298,609
4.75%, 8/15/17	191,000	216,367
		2,592,236
Total U.S. Treasury Obligations (Cost $3,172,128)		3,164,124

See Notes to Financial Statements

15

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Money Markets — 10.0%
Dreyfus Cash Management	150,580	150,580
Dreyfus Cash Management Plus	332,261	332,261
Federated Government Obligation Fund	1,736,543	1,736,543
Total Money Markets (Cost $2,219,384)		2,219,384

Total Investments		21,782,691
(Cost $24,658,225) (b) — 98.2%

Other assets in excess of liabilities — 1.8%		394,818

NET ASSETS — 100.0%		$22,177,509

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
ADR – American Depository Receipt
SADR Sponsored American Depository Receipt

See Notes to Financial Statements

16

NestEgg Funds

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	NestEgg 2010 Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund
Assets
Investments, at cost	$16,452,225	$30,687,512	$21,933,622	$24,658,225

Investments, at value	$15,983,494	$27,789,223	$19,366,014	$21,782,691
Cash	3	9	7	8
Foreign currency, at value (cost at $19,036; $108,087; $67,053; and $83,860)	18,871	107,578	68,025	85,278
Interest and dividends receivable	117,894	180,271	97,170	81,233
Receivable for capital shares issued	281,273	88,240	102,276	191,372
Reclaims receivable	2,002	6,383	3,471	4,825
Receivable from Investment Adviser	30,435	14,478	20,959	18,904
Prepaid expenses	24,089	23,963	26,918	28,134
Total assets	$16,458,061	$28,210,145	$19,684,840	$22,192,445

Liabilities
Dividends payable	2	-	-	-
Payable for for capital shares redeemed	81	10,590	7,478	2,946
Accrued expenses and other payables:
Administration	3,575	7,365	4,915	5,370
Distribution and Service	217	171	528	399
Trustee	583	1,730	539	585
Other Affiliates	3,000	3,000	3,000	3,000
Other	8,974	1,976	44	2,636
Total liabilities	16,432	24,832	16,504	14,936

Net Assets	$16,441,629	$28,185,313	$19,668,336	$22,177,509

Composition of Net Assets
Capital	$17,679,079	$36,147,641	$26,865,812	$30,633,764
Accumulated net investment income (loss)	(3,859)	165,202	117,356	126,880
Accumulated net realized loss from investment transactions	(764,860)	(5,229,241)	(4,747,224)	(5,707,601)
Net unrealized depreciation	(468,731)	(2,898,289)	(2,567,608)	(2,875,534)
Net Assets	$16,441,629	$28,185,313	$19,668,336	$22,177,509

Net Assets By Share Class:
Institutional Class Shares	$16,171,083	$27,992,068	$19,086,558	$21,654,858
Class A Shares	259,387	157,444	376,622	501,540
Class C Shares	11,159	35,801	205,156	21,111
Net Assets	$16,441,629	$28,185,313	$19,668,336	$22,177,509

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	1,878,137	3,519,370	2,772,167	3,246,831
Class A Shares	30,235	19,840	55,156	76,175
Class C Shares	1,313	4,548	30,307	3,231

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$8.61	$7.95	$6.89	$6.67
Class A Shares	$8.58	$7.94	$6.83	$6.58
Class C Shares	$8.50	$7.87	$6.77	$6.53

Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%	4.75%

Maximum Offering Price (Net Asset Value/100% minus maximum sale charge of net asset value, adjusted to the nearest cent):
Class A Shares	$9.01	$8.34	$7.17	$6.91
See Notes to Financial Statements

17

NestEgg Funds

Statements of Operations
April 30, 2009 (Unaudited)

	NestEgg 2010 Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund
Investment Income:
Dividend	$63,215	$176,228	$175,617	$224,530
Interest	98,073	184,456	87,649	66,598
Foreign tax withholding	(3,476)	(8,836)	(10,662)	(14,646)
Total Investment Income	157,812	351,848	252,604	276,482

Expenses:
Investment advisory	40,713	80,693	53,803	57,991
Administration	8,482	16,796	11,209	12,081
Distribution - Class A Shares	352	197	483	572
Distribution - Class C Shares	41	126	737	74
Service - Class A Shares	352	197	483	572
Service - Class C Shares	14	42	246	25
Accounting	41,349	40,203	39,713	40,161
Custodian	17,190	19,036	17,798	18,961
Compliance services	3,341	4,121	3,686	3,740
Transfer Agent	7,449	9,082	14,093	12,180
Trustee	920	2,264	1,739	1,848
State registration expenses	12,223	13,056	12,659	12,861
Audit expenses	11,887	14,696	13,654	11,614
Legal expenses	1,031	2,913	1,946	3,537
Other	4,719	7,223	9,110	9,210
Total expenses before fee reductions	150,063	210,645	181,359	185,427
Expenses reduced by: Adviser	(116,675)	(132,723)	(116,641)	(111,787)
Net Expenses	33,388	77,922	64,718	73,640

Net Investment Income	124,424	273,926	187,886	202,842

Realized and unrealized gains (losses) from investments and foreign currency transactions:
Net realized loss from investment transactions	(610,294)	(4,753,937)	(4,594,774)	(5,590,578)
Net realized gain (loss) from foreign currency transactions	2,783	2,343	(18,794)	(27,701)
Net change in unrealized appreciation/depreciation from investments	535,993	4,357,436	3,896,704	4,793,000
Net change in unrealized appreciation/depreciation from foreign currency translation	1,521	11,249	8,393	11,260
Net realized and unrealized losses	(69,997)	(382,909)	(708,471)	(814,019)

Net (Increase) Decrease in Net Assets Resulting from Operations	$54,427	$(108,983)	$(520,585)	$(611,177)

See Notes to Financial Statements

18

NestEgg Funds

Statements of Changes in Net Assets

	NestEgg 2010 Fund		NestEgg 2020 Fund
	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008
Investment Operations:
Net investment income	$124,424	$242,735	$273,926	$878,212
Net realized loss	(607,511)	(104,692)	(4,751,594)	(286,027)
Net change in unrealized appreciation/depreciation	537,514	(1,235,688)	4,368,685	(9,527,181)
Net increase (decrease) in net assets resulting from operations	54,427	(1,097,645)	(108,983)	(8,934,996)

Distributions:
From net investment income:
Institutional Class Shares	(180,317)	(231,013)	(985,082)	(761,433)
Class A Shares	(3,374)	(9,925)	(4,395)	(6,183)
Class C Shares	(236)	(287)	(928)	(100)
From net realized gains:
Institutional Class Shares	-	(134,951)	-	(1,366,544)
Class A Shares	-	(7,952)	-	(14,222)
Class C Shares	-	(452)	-	(304)
Decrease in net assets from distributions	(183,927)	(384,580)	(990,405)	(2,148,786)
Net increase in net assets from capital transactions	9,412,366	1,991,544	1,650,517	3,417,687
Total increase (decrease) in net assets	9,282,866	509,319	551,129	(7,666,095)

Net Assets:
Beginning of period	7,158,763	6,649,444	27,634,184	35,300,279
End of period	16,441,629	7,158,763	28,185,313	27,634,184
Accumulated net investment income (loss)	$(3,859)	$55,644	$165,202	$881,681

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$11,896,884	$3,705,541	$2,819,468	$6,740,492
Dividends reinvested	180,296	365,945	985,082	2,128,008
Cost of shares redeemed	(2,578,029)	(2,129,795)	(2,164,923)	(5,376,937)
Institutional Class Shares capital transactions	9,499,151	1,941,691	1,639,627	3,491,563
Class A Shares
Proceeds from shares issued	18,760	53,809	17,282	34,995
Dividends reinvested	3,374	17,881	4,396	19,463
Cost of shares redeemed	(109,155)	(15,291)	(13,840)	(163,834)
Class A Shares capital transactions	(87,021)	56,399	7,838	(109,376)
Class C Shares
Proceeds from shares issued	-	-	2,123	35,185
Dividends reinvested	236	739	929	404
Cost of shares redeemed	-	(7,285)	-	(89)
Class C Shares capital transactions	236	(6,546)	3,052	35,500
Net increase in net assets from capital transactions	$9,412,366	$1,991,544	$1,650,517	$3,417,687

Share Transactions:
Institutional Class Shares
Issued	1,368,502	377,590	361,937	662,788
Reinvested	21,189	37,160	124,536	199,813
Redeemed	(306,853)	(220,150)	(279,213)	(525,376)
Change in Institutional Class Shares	1,082,838	194,600	207,260	337,225
Class A Shares
Issued	2,306	5,527	2,210	3,400
Reinvested	397	1,809	556	1,834
Redeemed	(12,881)	(1,511)	(1,758)	(16,496)
Change in Class A Shares	(10,178)	5,825	1,008	(11,262)
Class C Shares
Issued	-	-	274	3,475
Reinvested	28	74	118	38
Redeemed	-	(727)	-	(8)
Change in Class C Shares	28	(653)	392	3,505

See Notes to Financial Statements

19

NestEgg Funds

Statements of Changes in Net Assets, continued

	NestEgg 2030 Fund		NestEgg 2040 Fund
	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008	For thee Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008
Investment Operations:
Net investment income	$187,886	$420,986	$202,842	$379,642
Net realized gain (loss)	(4,613,568)	(68,018)	(5,618,279)	106,925
Net change in unrealized appreciation/depreciation	3,905,097	(8,389,593)	4,804,260	(10,001,371)
Net decrease in net assets resulting from operations	(520,585)	(8,036,625)	(611,177)	(9,514,804)

Distributions:
From net investment income:
Institutional Class Shares	(453,679)	(317,278)	(387,466)	(248,926)
Class A Shares	(8,134)	(4,902)	(6,395)	(4,452)
Class C Shares	(3,361)	(60)	(254)	-
From net realized gains:
Institutional Class Shares	-	(1,266,364)	(163,184)	(1,467,243)
Class A Shares	-	(29,571)	(4,129)	(47,941)
Class C Shares	-	(583)	(180)	(1,128)
Decrease in net assets from distributions	(465,174)	(1,618,758)	(561,608)	(1,769,690)
Net increase in net assets from capital transactions	2,112,660	4,979,059	3,940,468	6,506,324
Total increase (decrease) in net assets	1,126,901	(4,676,324)	2,767,683	(4,778,170)
Net Assets:
Beginning of period	18,541,435	23,217,759	19,409,826	24,187,996
End of period	19,668,336	18,541,435	22,177,509	19,409,826
Undistributed net investment income	$117,356	$394,644	$126,880	$318,153

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$3,357,589	$7,388,843	$5,434,878	$10,561,150
Dividends reinvested	453,680	1,584,434	550,454	1,716,355
Cost of shares redeemed	(1,773,574)	(4,253,409)	(2,094,590)	(5,790,331)
Institutional Class Shares capital transactions	2,037,695	4,719,868	3,890,742	6,487,174
Class A Shares
Proceeds from shares issued	121,297	70,669	59,082	143,008
Dividends reinvested	8,134	34,634	10,524	52,520
Cost of shares redeemed	(63,547)	(102,586)	(21,188)	(189,476)
Class A Shares capital transactions	65,884	2,717	48,418	6,052
Class C Shares
Proceeds from shares issued	14,489	320,003	875	19,290
Dividends reinvested	3,361	644	435	1,128
Cost of shares redeemed	(8,769)	(64,173)	(2)	(7,320)
Class C Shares capital transactions	9,081	256,474	1,308	13,098
Net increase in net assets from capital transactions	$2,112,660	$4,979,059	$3,940,468	$6,506,324

Share Transactions:
Institutional Class Shares
Issued	504,563	775,085	853,696	1,114,286
Reinvested	66,620	156,256	84,039	165,992
Redeemed	(273,075)	(443,395)	(330,169)	(618,642)
Change in Institutional Class Shares	298,108	487,946	607,566	661,636
Class A Shares
Issued	17,737	7,488	9,767	16,802
Reinvested	1,203	3,439	1,624	5,139
Redeemed	(9,677)	(11,389)	(3,673)	(20,757)
Change in Class A Shares	9,263	(462)	7,718	1,184
Class C Shares
Issued	2,202	34,674	140	2,082
Reinvested	500	64	67	110
Redeemed	(1,379)	(6,684)	-	(720)
Change in Class C Shares	1,323	28,054	207	1,472

See Notes to Financial Statements

20

NestEgg Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share data								Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income	Net realized and unrealized gains (losses)	Increase (Decrease) from investment operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets(d)**	Ratio of net investment income to average net assets**	Ratio of expenses to average net assets(a)(d)**	Portfolio turnover rate(b)*
NestEgg 2010 Fund

Institutional Class Shares
For the six months ended
4/30/09 (Unaudited)	8.56	0.08	0.12	0.20	(0.15)	-	(0.15)	8.61	2.35%	16,171	0.48%	1.84%	2.19%	120%
For the year ended
10/31/2008	10.44	0.38	(1.71)	(1.33)	(0.32)	(0.23)	(0.55)	8.56	(13.33%)	6,804	0.45%	3.90%	2.66%	88%
10/31/2007	10.39	0.34	0.39	0.73	(0.33)	(0.35)	(0.68)	10.44	7.34%	6,270	0.83%	3.34%	2.73%	66%
10/31/2006 (c)	10.33	0.34	0.50	0.84	(0.36)	(0.42)	(0.78)	10.39	8.55%	5,910	0.97%	3.33%	2.32%	191%
10/31/2005	10.51	0.27	0.08	0.35	(0.27)	(0.26)	(0.53)	10.33	3.37%	5,779	1.00%	2.57%	2.47%	33%
10/31/2004	10.16	0.25	0.35	0.60	(0.25)	-	(0.25)	10.51	5.95%	6,075	1.00%	2.38%	2.00%	35%

Class A Shares
For the six months ended
4/30/09 (Unaudited)	8.50	0.06	0.11	0.17	(0.09)	-	(0.09)	8.58	2.17%	259	0.99%	1.34%	2.80%	120%
For the year ended
10/31/2008	10.38	0.33	(1.71)	(1.38)	(0.27)	(0.23)	(0.50)	8.50	(13.84%)	344	0.95%	3.44%	3.10%	88%
10/31/2007	10.34	0.29	0.38	0.67	(0.28)	(0.35)	(0.63)	10.38	6.75%	359	1.32%	2.84%	3.24%	66%
10/31/2006 (e)	10.28	0.28	0.50	0.78	(0.30)	(0.42)	(0.72)	10.34	8.00%	314	1.48%	2.82%	2.81%	191%
10/31/2005	10.46	0.21	0.08	0.29	(0.21)	(0.26)	(0.47)	10.28	2.80%	261	1.55%	2.01%	2.97%	33%
10/31/2004	10.12	0.18	0.37	0.55	(0.21)	-	(0.21)	10.46	5.43%	128	1.55%	1.74%	2.51%	35%

Class C Shares
For the six months ended
4/30/09 (Unaudited)	8.52	0.04	0.12	0.16	(0.18)	-	(0.18)	8.50	1.92%	11	1.51%	0.83%	3.29%	120%
For the year ended
10/31/2008	10.38	0.28	(1.72)	(1.44)	(0.19)	(0.23)	(0.42)	8.52	(14.31%)	11	1.45%	2.94%	3.63%	88%
10/31/2007	10.32	0.24	0.38	0.62	(0.21)	(0.35)	(0.56)	10.38	6.24%	20	1.82%	2.35%	3.78%	66%
10/31/2006 (f)	10.18	0.18	0.18	0.36	(0.22)	-	(0.22)	10.32	3.62%	19	1.95%	2.52%	3.34%	191%

NestEgg 2020 Fund

Institutional Class Shares
For the six months ended
4/30/09 (Unaudited)	8.29	0.08	(0.12)	(0.04)	(0.30)	-	(0.30)	7.95	(0.48%)	27,992	0.57%	2.04%	1.15%	87%
For the year ended
10/31/2008	11.75	0.32	(3.05)	(2.73)	(0.26)	(0.47)	(0.73)	8.29	(24.63%)	27,445	0.55%	3.11%	1.23%	52%
10/31/2007	11.25	0.25	0.91	1.16	(0.25)	(0.41)	(0.66)	11.75	10.77%	34,942	0.85%	2.19%	1.24%	66%
10/31/2006 (c)	10.27	0.26	0.79	1.05	(0.07)	-	(0.07)	11.25	10.28%	31,147	0.97%	2.44%	1.40%	161%
10/31/2005	9.88	0.20	0.38	0.58	(0.19)	-	(0.19)	10.27	5.91%	30,078	0.97%	1.93%	1.75%	35%
10/31/2004	9.32	0.16	0.56	0.72	(0.16)	-	(0.16)	9.88	7.75%	29,702	0.90%	1.68%	1.68%	44%

Class A Shares
For the six months ended
4/30/09 (Unaudited)	8.22	0.05	(0.10)	(0.05)	(0.23)	-	(0.23)	7.94	(0.61%)	157	1.11%	1.50%	1.65%	87%
For the year ended
10/31/2008	11.65	0.33	(3.09)	(2.76)	(0.20)	(0.47)	(0.67)	8.22	(24.98%)	155	1.05%	2.52%	1.71%	52%
10/31/2007	11.16	0.18	0.91	1.09	(0.19)	(0.41)	(0.60)	11.65	10.19%	351	1.35%	1.67%	1.74%	66%
10/31/2006 (e)	10.23	0.22	0.77	0.99	(0.06)	-	(0.06)	11.16	9.68%	269	1.48%	1.93%	1.89%	161%
10/31/2005	9.85	0.14	0.39	0.53	(0.15)	-	(0.15)	10.23	5.35%	259	1.53%	1.36%	2.26%	35%
10/31/2004	9.30	0.10	0.57	0.67	(0.12)	-	(0.12)	9.85	7.19%	184	1.44%	1.12%	2.17%	44%

Class C Shares
For the six months ended
4/30/09 (Unaudited)	8.16	0.04	(0.11)	(0.07)	(0.22)	-	(0.22)	7.87	(0.85%)	36	1.61%	1.01%	2.16%	87%
For the year ended
10/31/2008	11.59	0.23	(3.04)	(2.81)	(0.15)	(0.47)	(0.62)	8.16	(25.47%)	34	1.55%	2.28%	2.22%	52%
10/31/2007		0.13	0.91	1.04	(0.17)	(0.41)	(0.58)	11.59	9.68%	8	1.85%	1.18%	2.25%	66%
10/31/2006 (f)	10.78	0.10	0.25	0.35	-	-	-	11.13	3.25%	7	1.95%	1.43%	2.22%	161%
See Notes to Financial Statements

21

NestEgg Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share data							Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from investment operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets(d)**	Ratio of net investment income to average net assets**	Ratio of expenses to average net assets(a)(d)**	Portfolio turnover rate(b)*
NestEgg 2030 Fund

Institutional Class Shares
For the six months ended
4/30/09 (Unaudited)	7.28	0.07	(0.28)	(0.21)	(0.18)	-	(0.18)	6.89	(2.85%)	19,087	0.70%	2.12%	2.00%	66%
For the year ended
10/31/2008	11.42	0.19	(3.54)	(3.35)	(0.16)	(0.63)	(0.79)	7.28	(31.33%)	18,005	0.70%	2.14%	1.44%	29%
10/31/2007	11.46	0.16	1.23	1.39	(0.15)	(1.28)	(1.43)	11.42	13.33%	22,684	0.90%	1.39%	1.44%	72%
10/31/2006 (c)	10.42	0.18	1.01	1.19	(0.07)	(0.08)	(0.15)	11.46	11.51%	19,940	0.97%	1.64%	1.57%	165%
10/31/2005	9.82	0.14	0.60	0.74	(0.14)	-	(0.14)	10.42	7.59%	17,778	1.00%	1.45%	1.90%	43%
10/31/2004	9.14	0.10	0.69	0.79	(0.11)	-	(0.11)	9.82	8.62%	16,547	1.00%	1.06%	1.79%	49%

Class A Shares
For the six months ended
4/30/09 (Unaudited)	7.19	0.02	(0.24)	(0.22)	(0.14)	-	(0.14)	6.83	(3.06%)	377	1.20%	1.59%	2.49%	66%
For the year ended
10/31/2008	11.30	0.16	(3.54)	(3.38)	(0.10)	(0.63)	(0.73)	7.19	(31.76%)	330	1.20%	1.64%	1.91%	29%
10/31/2007	11.35	0.09	1.24	1.33	(0.10)	(1.28)	(1.38)	11.30	12.83%	524	1.38%	0.88%	1.95%	72%
10/31/2006 (e)	10.36	0.12	1.00	1.12	(0.05)	(0.08)	(0.13)	11.35	10.95%	386	1.48%	1.10%	2.05%	165%
10/31/2005	9.78	0.09	0.59	0.68	(0.10)	-	(0.10)	10.36	6.96%	252	1.55%	0.86%	2.42%	43%
10/31/2004	9.11	0.06	0.67	0.73	(0.06)	-	(0.06)	9.78	8.00%	161	1.55%	0.46%	2.29%	49%

Class C Shares
For the six months ended
4/30/09 (Unaudited)	7.12	0.04	(0.28)	(0.24)	(0.11)	-	(0.11)	6.77	(3.31%)	205	1.70%	1.11%	3.00%	66%
For the year ended
10/31/2008	11.23	0.13	(3.54)	(3.41)	(0.07)	(0.63)	(0.70)	7.12	(32.16%)	206	1.70%	1.23%	2.41%	29%
10/31/2007	11.31	0.04	1.22	1.26	(0.06)	(1.28)	(1.34)	11.23	12.14%	10	1.87%	0.37%	2.45%	72%
10/31/2006 (f)	11.00	0.03	0.28	0.31	-	-	-	11.31	2.82%	7	1.95%	0.42%	2.40%	165%

NestEgg 2040 Fund

Institutional Class Shares
For the six months ended
4/30/09 (Unaudited)	7.16	0.06	(0.35)	(0.29)	(0.14)	(0.06)	(0.20)	6.67	(4.00%)	21,655	0.75%	2.11%	1.90%	49%
For the year ended
10/31/2008	11.83	0.16	(3.98)	(3.82)	(0.12)	(0.73)	(0.85)	7.16	(34.50%)	18,907	0.75%	1.70%	1.41%	21%
10/31/2007	11.74	0.12	1.44	1.56	(0.10)	(1.37)	(1.47)	11.83	14.69%	23,388	0.90%	1.01%	1.40%	70%
10/31/2006 (c)	10.45	0.13	1.22	1.35	(0.06)	-	(0.06)	11.74	12.97%	21,426	0.97%	1.23%	1.54%	164%
10/31/2005	9.67	0.10	0.80	0.90	(0.12)	-	(0.12)	10.45	9.29%	18,156	1.00%	0.98%	1.90%	48%
10/31/2004	8.89	0.05	0.79	0.84	(0.06)	-	(0.06)	9.67	9.51%	15,977	1.00%	0.56%	1.78%	57%

Class A Shares
For the six months ended
4/30/09 (Unaudited)	7.04	0.05	(0.36)	(0.31)	(0.09)	(0.06)	(0.15)	6.58	(4.36%)	502	1.25%	1.60%	2.40%	49%
For the year ended
10/31/2008	11.63	0.12	(3.91)	(3.79)	(0.07)	(0.73)	(0.80)	7.04	(34.76%)	482	1.25%	1.21%	1.88%	21%
10/31/2007	11.57	0.06	1.42	1.48	(0.05)	(1.37)	(1.42)	11.63	14.11%	783	1.40%	0.49%	1.91%	70%
10/31/2006 (e)	10.34	0.08	1.20	1.28	(0.05)	-	(0.05)	11.57	12.38%	637	1.48%	0.65%	2.02%	164%
10/31/2005	9.60	0.05	0.78	0.83	(0.09)	-	(0.09)	10.34	8.63%	395	1.55%	0.40%	2.41%	48%
10/31/2004	8.86	0.01	0.78	0.79	(0.05)	-	(0.05)	9.60	8.88%	231	1.55%	0.06%	2.28%	57%

Class C Shares
For the six months ended
4/30/09 (Unaudited)	7.01	0.03	(0.37)	(0.34)	(0.08)	(0.06)	(0.14)	6.53	(4.79%)	21	1.75%	1.07%	2.90%	49%
For the year ended
10/31/2008	11.57	0.06	(3.89)	(3.83)	-	(0.73)	(0.73)	7.01	(35.11%)	21	1.75%	0.71%	2.11%	21%
10/31/2007		- ^	1.42	1.42	(0.02)	(1.37)	(1.39)	11.57	13.49%	18	1.89%	(0.09%)	2.42%	70%
10/31/2006 (f)	11.23	- ^	0.31	0.31	-	-	-	11.54	2.76%	7	1.95%	(0.01%)	2.35%	164%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.
(d)	Does not include expenses of the investment companies in which the Funds invested.
(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.
(f)	Class C Shares commenced operations on March 15, 2006.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Less than $0.005 per share.

See Notes to Financial Statements

22

NestEgg Funds

Notes to Financial Statements
April 30, 2009 (Unaudited)

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust.

The Trust currently offers eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other funds can be found in a separate report.

NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund

The Funds were known as the NestEgg Dow Jones Target Date Funds, with each of the Funds seeking to track the performance of one of the Dow Jones Target Date indices, a unique group of target date indices, less operating expenses. On September 26, 2008, the shareholders approved a change to the fundamental investment objectives of each of the Funds to no longer require a Fund’s asset allocation strategy to conform to the Dow Jones Target Date methodology. Although the performances of these Funds will not strictly target those of the Dow Jones Target Date indices, the general intent remains that the risk profiles of each of these Funds become more conservative over time and are more conservative with respect to each other the less distant the stated target date is into the future.

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Institutional Class, Class A and Class C. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

Prior to the March 2, 2006 reorganization, each Fund had been established as a “fund of funds”, which means that each Fund invested in other mutual funds, primarily passively-managed index funds.

23

NestEgg Funds

1. Organization (Continued)

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollars, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value

24

NestEgg Funds

2. Significant Accounting Policies (Continued)

by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day after following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

The NestEgg 2010 Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized capital gains, if any, are distributed at least annually.

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NestEgg Funds

2. Significant Accounting Policies (Continued)

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2008. The adoption of FIN No. 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended April 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

26

NestEgg Funds

2. Significant Accounting Policies (Continued)

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements".  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of April 30, 2009:

Investments in Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
NestEgg 2010 Fund	$5,265,417	$10,718,077	$-	$15,983,494
NestEgg 2020 Fund	12,093,087	15,696,136	-	27,789,223
NestEgg 2030 Fund	11,557,274	7,808,740	-	19,366,014
NestEgg 2040 Fund	16,399,183	5,383,508	-	21,782,691

27

NestEgg Funds

2. Significant Accounting Policies (Continued)

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133". SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why and the entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity’s financial position and results of operations.

SFAS No. 161 becomes effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Therefore, the Funds are required to adopt SFAS No. 161 for financial statements for the fiscal year beginning November 1, 2009. The Funds are currently assessing the impact that the adoption of SFAS No. 161 will have on their financial statements.

3. Related Party Transactions:

AIFS serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of each Fund’s average daily net assets. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets through March 1, 2010:

	Institutional Class	Class A	Class C
NestEgg 2010 Fund	0.65%	1.15%	1.65%
NestEgg 2020 Fund	0.67%	1.17%	1.67%
NestEgg 2030 Fund	0.70%	1.20%	1.70%
NestEgg 2040 Fund	0.75%	1.25%	1.75%

Prior to March 23, 2009, the total operating expenses of the Funds were maintained at the following levels:

	Institutional Class	Class A	Class C
NestEgg 2010 Fund	0.45%	0.95%	1.45%
NestEgg 2020 Fund	0.55%	1.05%	1.55%
NestEgg 2030 Fund	0.70%	1.20%	1.70%
NestEgg 2040 Fund	0.75%	1.25%	1.75%

AIFS also provides certain administrative services necessary for the Funds’ operations. The fees for the services provided under such agreement are calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

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NestEgg Funds

3. Related Party Transactions (Continued):

AIFS has entered into an agreement with JPMorgan Worldwide Securities Services (“JPMorgan”) whereby JPMorgan provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, JPMorgan earns a fee based on the aggregate net assets of all Funds in the Trust. AIFS pays JPMorgan and not the Funds.

Other principal service providers of the Funds include the following:

Under the terms of the Accounting Services Agreement with the Trust, JPMorgan calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, JPMorgan receives a monthly fee.  In addition, JPMorgan is reimbursed by the Funds for certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Funds’ portfolio securities.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on a combination of its share of the fund’s average monthly net assets and evenly based on the number of funds in the complex.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4. Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

29

NestEgg Funds

5. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, and U.S. Government securities) during the six months ended April 30, 2009 were as follows:

	Purchases	Sales
NestEgg 2010 Fund	$5,491,972	$1,876,849
NestEgg 2020 Fund	5,308,277	5,199,834
NestEgg 2030 Fund	5,572,462	4,983,191
NestEgg 2040 Fund	9,264,108	5,807,318

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2009 were as follows:

	Purchases	Sales
NestEgg 2010 Fund	$18,267,891	$12,652,620
NestEgg 2020 Fund	17,915,284	15,594,096
NestEgg 2030 Fund	7,604,150	5,351,419
NestEgg 2040 Fund	3,975,192	2,059,756

6. Federal Income Taxes Information:

At April 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Depreciation
NestEgg 2010 Fund	$16,457,878	$304,521	$(778,905)	$(474,384)
NestEgg 2020 Fund	30,755,165	701,773	(3,667,715)	(2,965,942)
NestEgg 2030 Fund	21,962,625	641,383	(3,237,994)	(2,596,611)
NestEgg 2040 Fund	24,747,509	808,310	(3,773,128)	(2,964,818)

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2008 was as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
NestEgg 2010 Fund	$289,984	$94,596	$384,580	$384,580
NestEgg 2015 Fund	577,441	321,738	899,179	899,179
NestEgg 2020 Fund	1,186,281	962,505	2,148,786	2,148,786
NestEgg 2030 Fund	638,723	980,035	1,618,758	1,618,758
NestEgg 2040 Fund	624,078	1,145,612	1,769,690	1,769,690

30

NestEgg Funds

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2007 was as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
NestEgg 2010 Fund (a)	$285,484	$136,112	$421,596	$421,596
NestEgg 2015 Fund (b)	640,297	705,567	1,345,864	1,345,864
NestEgg 2020 Fund (c)	695,846	1,140,809	1,836,655	1,836,655
NestEgg 2030 Fund (d)	645,729	1,933,649	2,579,378	2,579,378
NestEgg 2040 Fund (e)	289,425	2,528,869	2,818,294	2,818,294

As of October 31, 2008 the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Deficit
NestEgg 2010 Fund	$55,651	$-	$(151,696)	$(1,011,905)	$(1,107,950)
NestEgg 2020 Fund	882,428	-	(409,994)	(7,335,374)	(6,862,940)
NestEgg 2030 Fund	395,394	-	(104,653)	(6,502,458)	(6,211,717)
NestEgg 2040 Fund	352,661	133,697	-	(7,769,828)	(7,283,470)

At October 31, 2008, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires
Nest Egg 2010 Fund	$151,696	2016
Nest Egg 2020 Fund	409,994	2016
Nest Egg 2030 Fund	104,653	2016

31

NestEgg Funds

Additional Fund Information (Unaudited)

Portfolio Summaries. The NestEgg Target Date Funds invested, as a percentage of net assets, in the following as of April 30, 2009:

NestEgg 2010 Fund
Portfolio Diversification	% of Net Assets
Common Stocks	31.0
U.S. Treasury Obligations	58.6
Money Markets	6.5
Investment Companies	1.0
Preferred Stocks	0.1
Total Investments	97.2%
Other Assets in Excess of Liabilities	2.8
Net Assets	100.0%

NestEgg 2020 Fund
Portfolio Diversification	% of Net Assets
Common Stocks	41.0
U.S. Treasury Obligations	49.1
Money Markets	6.6
Investment Companies	1.8
Preferred Stocks	0.1
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%

NestEgg 2030 Fund
Portfolio Diversification	% of Net Assets
Common Stocks	56.1
U.S. Treasury Obligations	29.9
Money Markets	9.8
Investment Companies	2.6
Preferred Stocks	0.1
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5
Net Assets	100.0%

NestEgg 2040 Fund
Portfolio Diversification	% of Net Assets
Common Stocks	71.1
U.S. Treasury Obligations	14.3
Money Markets	10.0
Investment Companies	2.6
Preferred Stocks	0.2
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8
Net Assets	100.0%

32

NestEgg Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2008 at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
NestEgg 2010	Institutional Class Shares	$1,000.00	$1,023.50	$2.40	0.48%
	Class A Shares	$1,000.00	$1,021.70	$4.97	0.99%
	Class C Shares	$1,000.00	$1,019.20	$7.57	1.51%
NestEgg 2020	Institutional Class Shares	$1,000.00	$995.20	$2.84	0.57%
	Class A Shares	$1,000.00	$993.90	$5.50	1.11%
	Class C Shares	$1,000.00	$991.50	$7.96	1.61%
NestEgg 2030	Institutional Class Shares	$1,000.00	$971.50	$3.42	0.70%
	Class A Shares	$1,000.00	$969.40	$5.85	1.20%
	Class C Shares	$1,000.00	$966.90	$8.28	1.70%
NestEgg 2040	Institutional Class Shares	$1,000.00	$960.00	$3.63	0.75%
	Class A Shares	$1,000.00	$956.40	$6.05	1.25%
	Class C Shares	$1,000.00	$952.10	$8.62	1.75%
*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

33

NestEgg Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
NestEgg 2010	Institutional Class Shares	$1,000.00	$1,022.42	$2.40	0.48%
	Class A Shares	$1,000.00	$1,019.88	$4.96	0.99%
	Class C Shares	$1,000.00	$1,017.29	$7.57	1.51%
NestEgg 2020	Institutional Class Shares	$1,000.00	$1,021.94	$2.88	0.57%
	Class A Shares	$1,000.00	$1,019.28	$5.57	1.11%
	Class C Shares	$1,000.00	$1,016.81	$8.06	1.61%
NestEgg 2030	Institutional Class Shares	$1,000.00	$1,021.33	$3.50	0.70%
	Class A Shares	$1,000.00	$1,018.85	$6.00	1.20%
	Class C Shares	$1,000.00	$1,016.37	$8.49	1.70%
NestEgg 2040	Institutional Class Shares	$1,000.00	$1,021.09	$3.75	0.75%
	Class A Shares	$1,000.00	$1,018.61	$6.24	1.25%
	Class C Shares	$1,000.00	$1,015.96	$8.90	1.75%
*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

34

NestEgg Funds

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodians:
INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied
by a current prospectus.

NE SAR 043009

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the following American Independence Funds: Stock Fund, International Equity Fund, Short-Term Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund, International Bond Fund and U.S. Inflation-Indexed Fund. The full Schedules of Investments for the NestEgg Target Date Funds are provided below.

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Common Stocks — 31.0%
Basic Materials — 2.3%
Agrium, Inc.	112	4,805
Air Products & Chemicals, Inc.	27	1,779
Airgas, Inc.	91	3,924
Allegheny Technologies, Inc.	86	2,815
Anglo American PLC	284	6,235
AngloGold Ashanti Ltd. - ADR	200	6,160
Antofagasta PLC	1,996	17,423
Barrick Gold Corp.	160	4,632
BASF SE	459	17,394
BlueScope Steel Ltd.	2,209	3,757
Cameco Corp.	123	2,824
Carpenter Technology Corp.	129	2,666
Cemex SAB de C.V. - SADR	600	4,488
CF Industries Holdings, Inc.	39	2,810
Companhia Siderurgica Nacional S.A. - SADR	300	5,556
Companhia Vale do Rio Doce - ADR	1,100	18,162
Companhia Vale do Rio Doce - SADR	1,600	21,969
Cytec Industries, Inc.	126	2,502
Domtar Corp. (a)	481	875
Dow Chemical Co.	184	2,944
Eastman Chemical Co.	97	3,849
Ecolab, Inc.	169	6,515
EI Du Pont de Nemours & Co.	160	4,464
FMC Corp.	85	4,142
Gerdau S.A. - SADR	500	3,550
Gold Corp., Inc.	150	4,100
Gold Fields Ltd. - SADR	500	5,200
HB Fuller Co.	198	3,497
Incitec Pivot Ltd.	7,089	10,871
International Flavors & Fragra, Inc.	69	2,153
Kaneka Corp.	2,060	11,906
Koninklijke DSM NV	494	15,436
Lubrizol Corp.	69	2,982
Mechel - SADR	200	1,064
Minerals Technologies, Inc.	48	1,785
Monsanto Co.	140	11,885
Nisshin Steel Co. Ltd.	5,128	9,879
Nucor Corp.	65	2,645
Olin Corp.	240	3,024
Orica Ltd.	904	11,038
OZ Minerals Ltd.	468	255
Plum Creek Timber Co., Inc.	213	7,353
POSCO - ADR	200	15,394
Potash Corporation of Saskatchewan, Inc.	121	8,769
PPG Industries, Inc.	24	1,057
Praxair, Inc.	86	6,416
Rautaruukki OYJ	102	1,919
Rayonier, Inc.	90	3,476
RPM International, Inc.	453	6,260
Sensient Technologies Corp.	146	3,413
Sigma-Aldrich Corp.	89	3,902
Teck Cominco Ltd.	531	5,575
Tenaris S.A. - ADR	200	5,004
ThyssenKrupp AG	340	7,302
Titanium Metals Corp.	53	360
United States Steel Corp.	124	3,292
Valspar Corp.	292	7,008
Voestalpine AG	201	3,896
Yamato Kogyo Co. Ltd.	1,068	11,868
Yara International ASA	518	14,125
		370,349

Communications — 3.1%
Akamai Technologies, Inc. (a)	153	3,369
Amazon.Com, Inc. (a)	71	5,717
America Movil SAB de C.V. - ADR	600	19,710
American Tower Corp. (a)	102	3,240
Anixter International, Inc. (a)	99	3,938
Arris Group, Inc. (a)	52	555
AT&T, Inc.	1,075	27,542
CenturyTel, Inc.	105	2,851
Check Point Software Technologies Ltd. (a)	193	4,472
China Mobile Ltd. - SADR	700	30,212
China Telecom Corp. Ltd. - SADR	100	4,937
China Unicom (Hong Kong) Limited - ADR	300	3,471
Chunghwa Telecom Co., Ltd. - ADR	417	7,881
Ciena Corp. (a)	196	2,342
Cincinnati Bell, Inc. (a)	842	2,349
Cisco Systems, Inc. (a)	1,577	30,467
Comcast Corp. - A Shares	596	9,214
CommScope, Inc. (a)	190	4,769
Corning, Inc.	432	6,316
Digital River, Inc. (a)	85	3,266
DIRECTV Group, Inc. (a)	552	13,651
eBay, Inc. (a)	765	12,600
Embarq Corp.	389	14,222
F5 Networks, Inc. (a)	246	6,708
Frontier Communications Corp.	339	2,410
Google, Inc. (a)	60	23,758
Grupo Televisa S.A. - SADR	400	6,192
Harmonic, Inc. (a)	214	1,569
Harris Corp.	138	4,220
Hellenic Telecommunications Organization SA	22	338
Idearc, Inc.	119	6
Interpublic Group of Companies, Inc. (a)	467	2,923
j2 Global Communications, Inc. (a)	82	1,967
JDS Uniphase Corp. (a)	145	668
John Wiley & Sons, Inc.	149	5,051
Juniper Networks, Inc. (a)	105	2,273
Meredith Corp.	119	2,985
Mobile TeleSystems - SADR	100	3,314
Nippon Telegraph & Telephone Corp.	400	14,925
Nokia OYJ	496	7,173
NTT DoCoMo, Inc.	9	12,502
Philippine Long Distance Telephone Co.- SADR	100	4,587
Plantronics, Inc.	134	1,707
Portugal Telecom SGPS SA	1,040	7,995
PT Telekomunikasi Indonesia - SADR	200	5,748
Qualcomm, Inc. (a)	427	18,071
SK Telecom Co. Ltd. ADR (a)	300	4,701
Softbank Corp.	809	12,714
Sprint Nextel Corp. (a)	382	1,666
Swisscom AG	41	10,739
Symantec Corp. (a)	221	3,812
Tekelec (a)	163	2,527
Tele Norte Leste Participacoes S.A. - ADR	200	3,110
Telefonos de Mexico SAB de CV - SADR	200	3,200
Tellabs, Inc. (a)	474	2,484
The McGraw-Hill Companies, Inc.	84	2,533
The New York Times Co.	169	909
The Walt Disney Co.	453	9,921
Thomson Corp.	13	365
Time Warner Cable, Inc.(A)	82	2,643
Time Warner, Inc.	329	7,182
ValueClick, Inc. (a)	304	3,222
Verizon Communications, Inc.	491	14,897
Viacom, Inc. (a)	158	3,040
Vimpel - Communications - SADR(A)	200	1,884
Virgin Media, Inc.	261	2,015
Vivendi SA	563	15,249
Vodafone Group PLC	14,589	26,914
Windstream Corp.	1,265	10,500
WPP Group PLC	1,882	12,988
		513,396

Consumer, Cyclical — 3.2%
99 Cents Only Stores (a)	170	1,826
Abercrombie & Fitch Co.	69	1,867
Advance Auto Parts, Inc.	41	1,794
Aeropostale, Inc. (a)	161	5,469
Alaska Air Group, Inc. (a)	126	2,114
Apollo Group, Inc. (a)	130	8,184
ArvinMeritor, Inc.	203	252
AU Optronics Corp. - SADR	600	6,510
AutoNation, Inc. (a)	122	2,161
AutoZone, Inc. (a)	45	7,488
Bed Bath & Beyond, Inc. (a)	275	8,366
Best Buy Co., Inc.	89	3,416
Big Lots, Inc. (a)	213	5,887
BJ's Wholesale Club, Inc. (a)	53	1,767
Bob Evans Farms, Inc.	109	2,643
Borders Group, Inc.	139	379
Brinker International, Inc.	91	1,613
Brink's Home Security Holdings, Inc. (a)	97	2,578
Callaway Golf Co.	192	1,450
Canon Marketing Japan, Inc.	227	2,757
CarMax, Inc. (a)	200	2,552
Carnival Corp.	56	1,505
Casey's General Stores, Inc.	156	4,151
Cato Corp.	80	1,538
Chico's FAS, Inc. (a)	596	4,553
Cintas Corp.	140	3,592
Citizen Holdings Co. Ltd.	58	263
Coach, Inc. (a)	66	1,617
Coca-Cola Amatil Ltd.	1,522	10,110
Compagnie Financiere Richemont SA	365	6,587
Copart, Inc. (a)	155	4,865
CVS Caremark Corp.	383	12,171
Darden Restaurants, Inc.	138	5,102
Dean Foods (a)	158	3,271
Dick's Sporting Goods, Inc. (a)	243	4,617
DR Horton, Inc.	276	3,602
Dress Barn, Inc. (a)	120	1,817
Family Dollar Stores, Inc.	120	3,983
FamilyMart Co. Ltd.	219	6,018
Fastenal Co.	128	4,910
Fiat SpA	1,980	19,688
Foot Locker, Inc.	127	1,510
Fossil, Inc. (a)	115	2,318
Fred's, Inc.	97	1,325
Furniture Brands International, Inc. (a)	118	373
GameStop Corp. (a)	144	4,343
Genuine Parts Co.	186	6,317
GOME Electrical Appliances Holdings Ltd.	1,224	177
Harman International Industries, Inc.	45	819
Hasbro, Inc.	156	4,159
HJ Heinz Co.	40	1,377
Home Depot, Inc.	336	8,844
Ingram Micro, Inc. (a)	120	1,742
International Game Technology	81	1,000
International Speedway Corp.	78	1,847
J Crew Group, Inc. (a)	134	2,306
Jack in the Box, Inc. (a)	195	4,795
Jardine Cycle & Carriage Ltd.	1,047	10,099
JetBlue Airways Corp. (a)	705	3,476
Jones Apparel Group, Inc.	182	1,682
Kohls Corp. (a)	71	3,220
Lawson, Inc.	214	8,289
LG Display Co., Ltd. - ADR	300	3,687
Limited Brands, Inc.	318	3,632
Lowe’s Companies., Inc.	410	8,815
Marks & Spencer Group PLC	4,093	20,511
Marriott International, Inc.	58	1,366
Marui Group Co. Ltd.	1,851	10,210
Mattel, Inc.	462	6,912
McDonald’s Corp.	241	12,842
Men's Wearhouse, Inc.	125	2,330
Modine Manufacturing Co.	74	283
MSC Industrial Direct Co.	146	5,964
Netflix, Inc.(A)	131	5,936
Newell Rubbermaid, Inc.	320	3,344
Nordstrom, Inc.	148	3,349
OPAP SA	299	9,274
O'Reilly Automotive, Inc. (a)	78	3,030
Pacific Sunwear of California, Inc. (a)	174	705
Panera Bread Co. (a)	78	4,369
Parkson Retail Group Ltd. (a)	325	449
PetSmart, Inc.	92	2,105
Peugeot SA	727	16,978
Phillips-Van Heusen Corp.	138	4,006
Polo Ralph Lauren Corp.	42	2,261
Qantas Airways Ltd.	3,594	5,172
Radio Shack Corp.	111	1,563
Regis Corp.	113	2,163
Ross Stores, Inc.	155	5,881
Ryland Group, Inc.	175	3,624
Sankyo Co. Ltd.	213	10,755
Seven & I Holdings Co. Ltd.	168	3,790
Skywest, Inc.	193	2,324
Staples, Inc.	147	3,031
Starbucks Corp. (a)	183	2,646
Target Corp.	205	8,458
Tech Data Corp. (a)	170	4,894
The Cheesecake Factory (a)	142	2,467
TJX Companies, Inc.	410	11,467
Toll Brothers, Inc. (a)	136	2,755
Toro Co.	118	3,585
Toyoda Gosei Co. Ltd.	415	8,083
Tractor Supply Co. (a)	85	3,432
Urban Outfitters, Inc. (a)	77	1,501
VF Corp.	92	5,453
Walgreen Co.	274	8,612
Wal-Mart Stores, Inc.	439	22,125
Watsco, Inc.	40	1,718
Wendy's/Arby's Group, Inc.	416	2,080
Whirlpool Corp.	104	4,697
WMS Industries, Inc. (a)	143	4,592
Wolverine World Wide, Inc.	245	5,103
World Fuel Services Corp.	48	1,830
WW Grainger, Inc.	68	5,704
Wyndham Worldwide Corp.	189	2,208
Wynn Resorts Ltd. (a)	22	863
Yum! Brands, Inc.	128	4,269
		534,254

Consumer, Non-Cyclical — 3.1%
ABC Learning Centres Ltd.	86	34
Accenture Ltd.	328	9,653
Alberto-Culver Co.	74	1,649
Alliance Data Systems Corp. (a)	100	4,187
Altria Group, Inc.	338	5,520
Archer-Daniels-Midland Co.	346	8,519
BearingPoint, Inc. (a)	11	1
Biogen Idec, Inc. (a)	62	2,997
Blyth, Inc.	18	793
British American Tobacco PLC	230	5,577
Brown-Forman Corp.	48	2,232
Chemed Corp.	53	2,243
Christian Dior SA	90	6,094
Church & Dwight Co., Inc.	162	8,814
Cintra Concesiones de Infraest	34	187
Coca Cola Hellenic Bottling Co.	16	256
Coca-Cola Co.	344	14,809
Colgate-Palmolive Co.	140	8,260
Companhia de Bebidas das Americas - ADR	100	5,638
Convergys Corp. (a)	111	1,122
Corinthian Colleges, Inc. (a)	223	3,434
Corn Products International, Inc.	173	4,135
CSL Ltd.	541	13,533
Dai Nippon Printing Co. Ltd.	1,105	11,663
Delhaize Group	209	14,159
Deluxe Corp.	159	2,306
Dr Pepper Snapple Group, Inc. (a)	16	331
Experian Group Ltd.	2,075	13,814
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	200	5,662
General Mills, Inc.	40	2,028
Golden Agri-Resources Ltd.	42,864	10,712
H&R Block, Inc.	343	5,193
Hansen Natural Corp. (a)	94	3,831
Hormel Foods Corp.	73	2,284
Hutchison Whampoa Ltd.	1,322	7,847
Imperial Tobacco Group PLC	614	14,089
InBev NV	235	7,250
ITT Educational Services, Inc. (a)	51	5,139
Kerry Group PLC	220	4,512
Kimberly-Clark Corp.	83	4,079
Kirin Holdings Co. Ltd.	1,145	12,573
Koninklijke Ahold NV	1,169	12,888
Kraft Foods, Inc.	305	7,137
Lender Processing Services, Inc.	84	2,407
Lighthouse Caledonia AsA (a)	2	0	*
McCormick & Co., Inc.	123	3,622
McKesson Corp.	71	2,627
Millipore Corp. (a)	50	2,955
Monster Worldwide, Inc. (a)	80	1,104
Moody's Corp.	40	1,181
MPS Group, Inc. (a)	367	2,951
PDL BioPharma, Inc.	80	572
PepsiCo, Inc.	517	25,727
Philip Morris International, Inc.	905	32,762
Procter & Gamble Co.	790	39,059
Ralcorp Holdings, Inc. (a)	55	3,144
Reckitt Benckiser Group PLC	233	9,193
Regeneron Pharmaceuticals, Inc. (a)	124	1,644
Rent-A-Center, Inc. (a)	234	4,505
Reynolds American, Inc.	19	722
Robert Half International, Inc.	153	3,675
RR Donnelley & Sons Co.	265	3,087
Safeway, Inc.	58	1,146
SAIC, Inc. (a)	543	9,828
Service Corporation International	934	4,231
Shiseido Co. Ltd.	1,059	18,587
Strayer Education, Inc.	35	6,629
Sysco Corp.	383	8,935
The JM Smucker Co.	67	2,640
The Western Union Co.	689	11,541
Toppan Printing Co. Ltd.	2,101	15,807
Toyo Suisan Kaisha Ltd.	31	604
Transurban Group	1,667	5,403
Unilever PLC	738	14,477
Universal Corp.	85	2,564
Watson Wyatt Worldwide, Inc.	129	6,843
Whole Foods Market, Inc. (a)	128	2,653
		510,009

Energy — 3.5%
Anadarko Petroleum Corp.	80	3,445
Apache Corp.	155	11,293
Arch Coal, Inc.	112	1,565
Atwood Oceanics, Inc. (a)	130	2,902
Baker Hughes, Inc.	91	3,238
BJ Services Co.	309	4,292
BP PLC	4,732	33,778
Cameron International Corp. (a)	208	5,321
Canadian Natural Resources Ltd.	138	6,361
CGG-Veritas (a)	172	2,524
Chevron Corp.	362	23,928
China Petroleum and Chemical Corp. - ADR	100	7,760
CNOOC Limited - ADR	100	11,135
ConocoPhillips Co.	244	10,004
Consol Energy, Inc.	155	4,848
Cosmo Oil Co. Ltd.	4,101	11,684
Denbury Resources, Inc. (a)	192	3,126
El Paso Corp.	769	5,306
EnCana Corp.	154	7,057
ENI SpA	864	18,806
ENSCO International, Inc.	126	3,563
EOG Resources, Inc.	62	3,936
Exxon Mobil Corp.	956	63,737
FMC Technologies, Inc. (a)	101	3,457
Halliburton Co.	242	4,893
Helmerich & Payne, Inc.	87	2,681
Marathon Oil Corp.	85	2,525
Mariner Energy, Inc. (a)	280	3,186
Murphy Oil Corp.	138	6,584
National Fuel Gas Co.	71	2,322
National Oilwell Varco, Inc. (a)	361	10,931
Nippon Oil Corp.	3,220	16,749
Noble Corp.	428	11,697
Noble Energy, Inc.	133	7,548
Occidental Petroleum Corp.	144	8,106
Oceaneering International, Inc. (a)	63	2,871
Oneok, Inc.	100	2,617
Peabody Energy Corp.	55	1,451
PetroChina Co. Limited - ADR	200	17,382
Petroleo Brasileiro S.A. - ADR	900	30,213
Petroleo Brasileiro S.A. - SADR	1,200	32,376
Pride International, Inc. (a)	152	3,450
Rowan Companies, Inc.	106	1,655
Royal Dutch Shell PLC - A Shares	1,055	24,551
Royal Dutch Shell PLC - A Shares	175	4,068
Royal Dutch Shell PLC - B Shares	195	4,492
Sasol Ltd - SADR	400	12,044
Schlumberger Ltd.	308	15,089
SEACOR Holdings, Inc. (a)	72	4,732
Sherritt International Corp.	1,032	4,436
Showa Shell Sekiyu KK	1,340	11,725
Smith International, Inc.	227	5,868
Southwestern Energy Co.	316	11,332
Spectra Energy Corp.	83	1,204
St Mary Land & Exploration Co.	141	2,520
Sunoco, Inc.	146	3,870
Superior Energy Services, Inc. (a)	218	4,188
Tesoro Corp.	161	2,455
Total SA	620	31,457
Transocean, Ltd. (a)	76	5,128
Valero Energy Corp.	83	1,647
Weatherford International Ltd.(A)	192	3,193
Williams Companies, Inc.	145	2,045
		578,347

Financial — 4.3%
ACE Ltd.	43	1,992
Acom Co. Ltd.	292	7,002
Alexandria Real Estate Equities, Inc.	90	3,283
Allco Finance Group Ltd. (a)	54	5
Alpha Bank AE	28	276
American Express Co.	282	7,112
AmeriCredit Corp. (a)	393	3,997
Aon Corp.	31	1,308
Apartment Investment & Management Co.	93	679
Arthur J Gallagher & Co.	80	1,798
Associated Banc Corp.	120	1,856
AvalonBay Communities, Inc.	64	3,636
AXA SA	835	14,081
Babcock & Brown Ltd. (a)	43	10
Banco Bilbao Vizcaya Arg.	1,642	17,989
Banco Bradesco S.A. - ADR	1,200	14,736
Banco Santander SA	440	4,233
Banco Santander SA	10	92
Banco Santander SA - SADR	114	1,043
BanCorpsouth, Inc.	238	5,534
Bank of Nova Scotia	169	4,030
BB&T Corp.	71	1,657
BioMed Realty Trust, Inc.	270	3,081
Bradford & Bingley PLC (a)	58	17
BRE Properties, Inc.	156	3,833
Cathay General BanCorp.	163	1,829
CB Richard Ellis Group, Inc. (a)	191	1,433
China Life Insurance Co., Ltd. - ADR	400	21,179
Chubb Corp.	53	2,064
Cincinnati Financial Corp.	171	4,095
CIT Group, Inc.	225	500
Citigroup, Inc.	33	101
Commerce Bancshares, Inc.	79	2,615
Corio NV	5	223
Credit Saison Co. Ltd.	926	10,290
Criteria CaixaCorp SA	2,254	8,500
Cullen/Frost Bankers, Inc.	52	2,449
DB RREEF Trust	9,754	5,175
Delphi Financial Group, Inc.	144	2,487
Developers Diversified Realty Corp.	134	554
E*Trade Financial Corp. (a)	1,417	2,026
EFG Eurobank Ergasias SA	19	151
Essex Property Trust, Inc.	65	4,127
Federated Investors, Inc.	98	2,242
Fidelity National Financial, Inc.	219	3,970
First American Corp.	96	2,696
First Horizon National Corp. (a)	110	1,265
First Midwest BanCorp., Inc.	161	1,426
First Niagara Financial Group	339	4,590
FirstFed Financial Corp. (a)	34	15
FirstMerit Corp.	241	4,678
Franklin Resources, Inc.	42	2,540
Fremont General Corp. (a)	209	18
Fulton Financial Corp.	536	3,543
Genworth Financial, Inc. (a)	57	135
HCC Insurance Holdings, Inc.	130	3,110
HDFC Bank Ltd. - ADR	100	7,402
Home Properties, Inc.	105	3,826
Host Hotels & Resorts, Inc.	552	4,245
Hudson City BanCorp, Inc.	553	6,946
Huntington Bancshares, Inc.	374	1,043
Hysan Development Co. Ltd.	2,191	4,003
ICICI Bank Ltd. - SADR	300	6,189
IndyMac Bancorp., Inc. (a)	195	13
IntercontinentalExchange, Inc. (a)	67	5,869
Invesco PLC	332	4,887
Investment Technology Group, Inc. (a)	135	3,075
Irish Life & Permanent PLC	1,392	3,500
Itau Unibanco Banco Mutiplo SA - ADR	1,575	21,624
KB Financial Group, Inc. - ADR	300	9,564
Keppel Land Ltd.	4,090	4,752
Kilroy Realty Corp.	103	2,219
Kimco Realty Corp.	242	2,909
Liberty Property Trust	108	2,629
Lincoln National Corp.	36	405
Manulife Financial Corp.	209	3,559
Marsh & McLennan Companies, Inc.	72	1,518
Marshall & Ilsley Corp.	338	1,954
MBIA, Inc. (a)	210	993
Mediobanca SpA	552	6,413
MetLife, Inc.	278	8,271
Mid-America Apartment Communities	63	2,330
Mizuho Financial Group, Inc.	5,000	10,444
Morgan Stanley	193	4,563
Muenchener Rueckversicherungs AG	111	15,157
National Bank of Greece SA	34	717
National Retail Properties, Inc.	290	5,145
Nationwide Health Properties, Inc.	369	9,111
New World Development Ltd.	12,338	16,334
Nordea Bank AB	1,737	13,085
Northern Rock PLC (a)	30	40
NYSE Euronext, Inc.	36	834
Old Mutual PLC	10,912	11,026
Old National BanCorp	229	3,121
Old Republic International Corp.	284	2,661
People's United Financial, Inc.	73	1,140
Piraeus Bank SA	24	222
Principal Financial Group, Inc.	35	572
ProAssurance Corp. (a)	64	2,812
Prosperity Bancshares, Inc.	148	4,110
Prudential Financial, Inc.	74	2,137
Public Storage, Inc.	23	1,538
Ratos AB	202	3,503
Raymond James Financial, Inc.	78	1,224
Realty Income Corp.	340	7,592
Regency Centers Corp.	64	2,397
RLI Corp.	36	1,729
Royal & Sun Alliance Insurance Group PLC	6,511	12,638
Royal Bank of Canda	190	6,735
Selective Insurance Group	157	2,317
Senior Housing Properties Trust	258	4,229
Shinhan Financial Group Co., Ltd. - ADR	100	4,935
Shinsei Bank Ltd. (a)	8,223	10,756
Simon Property Group, Inc.	51	2,632
Singapore Exchange Ltd.	3,160	13,383
Standard Chartered PLC	1,199	18,766
Standard Life PLC	3,177	8,944
State Street Corp.	66	2,253
Sterling Bancshares, Inc.	173	1,150
Sumitomo Mitsui Financial Group, Inc.	500	17,237
Susquehanna Bancshares, Inc.	363	2,926
SVB Financial Group (a)	70	1,453
T Rowe Price Group, Inc.	224	8,628
TCF Financial Corp.	102	1,419
The 77 Bank Ltd. (a)	2,075	10,583
The Allstate Corp.	76	1,773
The Charles Schwab Corp.	226	4,176
The Goldman Sachs Group, Inc. (a)	62	7,967
The Gunma Bank Ltd.	1,075	5,319
The Nasdaq Stock Market, Inc. (a)	80	1,538
The Travelers Companies, Inc.	124	5,101
Torchmark Corp.	124	3,637
Toronto-Dominion Bank	257	8,489
Umpqua Holdings Corp.	217	2,081
UniCredit SpA (a)	1,822	4,506
UNIQA Versicherungen AG	140	2,744
United Bankshares, Inc.	142	3,683
Unum Group	423	6,912
Urban Corp. (a)	31	0	*
US BanCorp.	347	6,322
Washington Federal, Inc.	268	3,479
Washington Mutual, Inc. (a)	116	13
Wells Fargo & Co.	625	12,506
Whitney Holding Corp.	211	2,524
WR Berkley Corp.	375	8,966
XL Capital Ltd.	23	219
Zenith National Insurance Corp.	120	2,735
Zion Bancorporation	112	1,224
Zurich Financial Services AG	77	14,449
		686,005

Healthcare — 2.8%
Abbott Laboratories	262	10,965
Aetna, Inc.	138	3,037
Allergan, Inc.	76	3,546
American Medical Systems Holdings, Inc. (a)	121	1,497
Amerigroup Corp. (a)	161	4,809
AmerisourceBergen Corp.	166	5,584
Arthrocare Corp. (a)	69	555
AstraZeneca PLC	538	18,982
Baxter International, Inc.	174	8,439
Becton, Dickinson & Co.	67	4,052
Bristol-Myers Squibb Co.	394	7,565
Cephalon, Inc. (a)	61	4,002
Covance, Inc. (a)	58	2,278
Coventry Health Care, Inc. (a)	151	2,402
CR Bard, Inc.	88	6,303
Cubist Pharmaceuticals, Inc. (a)	92	1,527
DaVita, Inc. (a)	83	3,849
Dentsply International, Inc.	111	3,177
Edwards Lifesciences Corp. (a)	142	9,000
Eli Lilly & Co.	168	5,531
Endo Pharmaceuticals Holdings (a)	92	1,522
Express Scripts, Inc. (a)	154	9,851
Facet Biotech Corp. (a)	15	140
Forest Laboratories, Inc. (a)	279	6,052
Fresenius Medical Care AG & Co.	287	11,279
Gen-Probe, Inc. (a)	132	6,357
Gilead Sciences, Inc. (a)	257	11,771
H. Lundbeck A/S (a)	563	10,251
Haemonetics Corp. (a)	64	3,304
Health Management Associates, Inc. (a)	1,034	4,829
Health Net, Inc. (a)	102	1,473
Henry Schein, Inc. (a)	70	2,873
Humana, Inc. (a)	31	892
IDEXX Laboratories, Inc. (a)	166	6,524
Immucor, Inc. (a)	216	3,519
Intuitive Surgical, Inc. (a)	37	5,318
Invacare Corp.	76	1,170
Johnson & Johnson	500	26,179
King Pharmaceuticals, Inc. (a)	284	2,238
Laboratory Corp. of America Holdings (a)	100	6,415
LifePoint Hospitals, Inc. (a)	195	5,041
Magellan Health Services, Inc. (a)	119	3,518
Medco Health Solutions, Inc. (a)	170	7,404
MEDNAX, Inc. (a)	118	4,236
Medtronic, Inc.	288	9,216
Merck & Co., Inc.	569	13,793
Mitsubishi Tanabe Pharma Corp.	1,042	9,900
Mylan, Inc. (a)	332	4,399
NBTY, Inc. (a)	192	4,975
Novartis AG	656	24,940
Omnicare, Inc.	105	2,700
Ono Pharmaceutical Co. Ltd.	118	5,001
PAREXEL International Corp. (a)	184	1,823
Patterson Companies, Inc. (a)	121	2,476
Pfizer, Inc.	1,110	14,830
Pharmaceutical Product Development, Inc.	96	1,883
Psychiatric Solutions, Inc. (a)	166	3,219
Resmed, Inc. (a)	52	1,999
Roche Holding AG Genus	25	3,454
St. Jude Medical, Inc. (a)	86	2,883
STERIS Corp.	198	4,772
Styrker Corp.	88	3,406
Taisho Pharmaceutical Co. Ltd.	1,036	18,928
Techne Corp.	98	5,608
Tenet Healthcare Corp. (a)	1,815	4,084
Teva Pharmaceutical Industries Ltd.	662	29,054
United Therapeutics Corp. (a)	62	3,894
UnitedHealth Group, Inc.	338	7,950
Universal Health Services, Inc.	35	1,764
Valeant Pharmaceuticals International (a)	267	4,475
Varian Medical Systems, Inc. (a)	92	3,038
Varian, Inc. (a)	98	3,270
VCA Antech, Inc. (a)	202	5,054
Watson Pharmaceuticals, Inc. (a)	120	3,713
WellPoint, Inc. (a)	101	4,319
West Pharmaceutical Services, Inc.	69	2,253
Zimmer Holdings, Inc. (a)	81	3,563
		465,892

Industrial — 3.6%
3M Co.	133	7,661
ABB Ltd. (a)	521	7,472
Acuity Brands, Inc.	133	3,822
Agilent Technologies, Inc. (a)	71	1,296
Alfa Laval AB	705	6,332
Alliant Techsystems, Inc. (a)	75	5,974
Amada Co. Ltd.	2,059	12,631
Amphenol Corp.	139	4,704
Aptargroup, Inc.	145	4,499
Arkansas Best Corp.	59	1,362
Avnet, Inc. (a)	114	2,495
BAE Systems PLC	2,288	12,126
BE Aerospace, Inc. (a)	250	2,698
Bemis Co., Inc.	88	2,116
Benchmark Electronics, Inc. (a)	224	2,717
Boeing Co.	188	7,529
Brambles Ltd.	2,518	10,834
Briggs & Stratton Corp.	123	1,830
Carlisle Companies, Inc.	193	4,391
Casio Computer Co. Ltd.	40	302
CH Robinson Worldwide, Inc.	162	8,612
Cie de Saint-Gobain SA	304	11,032
Clarcor, Inc.	119	3,699
Corrections Corp. of America (a)	331	4,677
CSX Corp.	100	2,959
Cummins, Inc.	355	12,070
Curtiss-Wright Corp.	104	3,325
Danaher Corp.	63	3,682
Dionex Corp. (a)	40	2,520
Donaldson Co., Inc.	169	5,575
Dover Corp.	202	6,218
Eagle Materials, Inc.	114	3,169
Eaton Corp.	175	7,665
EMCOR Group, Inc. (a)	133	2,765
Esterline Technologies Corp.(a)	67	1,765
European Aeronautic Defence & Space Co.	303	4,410
Expeditors International Washington, Inc.	204	7,081
FedEx Corp.	40	2,238
Flextronics International Ltd. (a)	644	2,499
FLIR Systems, Inc. (a)	113	2,506
Flowserve Corp.	52	3,531
Fluor Corp.	150	5,681
FUJIFILM Holdings Corp.	578	14,651
Gardner Denver Inc. (a)	165	4,392
Garmin Ltd.	45	1,134
GATX Corp.	143	4,306
General Dynamics Corp.	57	2,945
General Electric Co.	1,770	22,390
Golden Ocean Group Ltd.	6,000	4,653
Goodrich Corp.	97	4,295
Harsco Corp.	78	2,149
Honeywell International, Inc.	109	3,402
IDEX Corp.	183	4,621
Ingersoll-Rand Co. Ltd.	34	740
Itron, Inc. (a)	75	3,450
ITT Corp.	154	6,316
Jacobs Engineering Group, Inc. (a)	105	3,994
JGC Corp.	1,038	13,524
Joy Global, Inc.	85	2,168
Kaydon Corp.	71	2,269
L-3 Communications Holdings, Inc.	104	7,920
Landstar System, Inc.	160	5,698
Leggett & Platt, Inc.	202	2,901
Lincoln Electric Holdings, Inc.	92	4,097
MAN AG	236	14,521
Martin Marietta Materials, Inc.	40	3,361
Matthews International Corp.	101	3,163
Moog, Inc. (a)	116	3,106
MTR Corp.	5,197	13,210
Mueller Industries, Inc.	112	2,461
National Instruments Corp.	178	3,923
Nippon Express Co. Ltd.	3,143	11,186
Nordson Corp.	97	3,519
Norfolk Southern Corp.	73	2,605
Northrop Grumman Corp.	52	2,514
Old Dominion Freight Line, Inc. (a)	54	1,520
Overseas Shipholding Group, Inc.	95	2,727
Pall Corp.	187	4,939
Panasonic Electric Works Co., Ltd.	1,324	19,196
Parker Hannifin Corp.	128	5,805
Peace Mark Holdings Ltd.	69	13
Pentair, Inc.	101	2,691
Precision Castparts Corp.	36	2,695
Regal-Beloit Corp.	80	3,250
Republic Services, Inc.	395	8,295
Rockwell Automation, Inc.	105	3,317
Rockwell Collins, Inc.	156	5,983
Rockwool International A/S	118	9,170
Ryder System, Inc.	73	2,021
Sealed Air Corp.	170	3,240
Skanska AB	1,059	11,551
Snap-On, Inc.	141	4,783
SonoCo. Products Co.	100	2,441
Sulzer AG	50	2,746
Sumitomo Electric Industries Ltd.	1,514	14,645
Svenska Cellulosa AB	1,171	11,427
Teledyne Technologies, Inc. (a)	100	3,193
Teleflex, Inc.	118	5,072
Tetra Tech, Inc. (a)	199	4,887
Textron, Inc.	54	579
The Brink's Co.	97	2,750
The Manitowoc Co., Inc.	100	595
The Stanley Works	127	4,830
Titan Cement Co. SA	9	231
Tredegar Corp.	74	1,301
Trimble Navigation Ltd. (a)	98	2,101
Union Pacific Corp.	74	3,636
United Technologies Corp.	172	8,400
URS Corp. (a)	167	7,358
Wabtec Corp.	154	5,874
Waste Connections, Inc. (a)	213	5,491
Waters Corp. (a)	120	5,300
Werner Enterprises, Inc.	189	3,090
Wesfarmers Ltd.	104	1,709
Worthington Industries, Inc.	252	3,755
		588,661

Technology — 3.2%
ACI Worldwide, Inc. (a)	114	1,969
Adobe Systems, Inc. (a)	186	5,087
Advanced Micro Devices, Inc. (a)	499	1,801
Affiliated Computer Services, Inc. (a)	86	4,161
Altera Corp.	276	4,502
Ansys, Inc. (a)	175	4,834
Apple, Inc. (a)	226	28,437
Autodesk, Inc. (a)	221	4,407
BMC Software, Inc. (a)	197	6,830
Broadridge Financial Solutions, Inc.	60	1,161
CA, Inc.	130	2,243
CACI International, Inc. (a)	75	2,966
Cerner Corp. (a)	43	2,313
Citrix Systems, Inc. (a)	194	5,535
Cognizant Technology Solutions (a)	277	6,867
Computer Sciences Corp. (a)	188	6,948
Computershare Ltd.	2,247	14,926
Compuware Corp. (a)	265	1,982
Cree, Inc. (a)	182	4,985
CSG Systems International, Inc. (a)	105	1,523
Dell, Inc. (a)	1,137	13,212
Dun & Bradstreet Corp.	54	4,396
EMC Corp. (a)	648	8,119
Factset Research Systems, Inc.	29	1,554
Fidelity National Information Services, Inc.	168	2,999
Fiserv, Inc. (a)	158	5,897
Global Payments, Inc.	54	1,731
Hewlett-Packard Co.	872	31,374
IBM Corp.	230	23,738
Informatica Corp. (a)	274	4,357
Infosys Technologies Ltd. - SADR	400	12,324
Intel Corp.	1,505	23,749
Intersil Corp.	156	1,810
Intuit, Inc. (a)	297	6,870
Jack Henry & Associates, Inc.	279	5,028
Lexmark International, Inc. (a)	41	804
Linear Technology Corp.	212	4,617
MEMC Electronic Materials, Inc. (a)	82	1,328
Metavante Technologies, Inc. (a)	126	2,972
Micrel, Inc.	182	1,365
Micron Technology, Inc. (a)	587	2,865
MICROS Systems, Inc. (a)	200	4,196
Microsemi Corp. (a)	223	2,993
Microsoft Corp.	2,411	48,846
NEC Electronics Corp. (a)	13	136
NetApp, Inc. (a)	271	4,959
Nomura Research Institute Ltd.	124	2,193
Novell, Inc. (a)	274	1,030
Novellus Systems, Inc. (a)	83	1,499
NVIDIA Corp. (a)	165	1,894
Oracle Corp.	1,318	25,490
Palm, Inc. (a)	249	2,612
Parametric Technology Corp. (a)	352	3,925
Paychex, Inc.	58	1,567
Pitney Bowes, Inc.	229	5,620
QLogic Corp. (a)	101	1,432
Research In Motion Ltd. (a)	133	9,187
Rohm Co. Ltd.	317	19,382
Sage Group PLC	1,938	5,318
SAP AG	466	17,712
Seiko Epson Corp.	624	8,744
Semtech Corp. (a)	173	2,495
Silicon Laboratories, Inc. (a)	173	5,754
Skyworks Solutions, Inc. (a)	700	6,188
Taiwan Semiconductor - ADR	3,500	36,994
Teradata Corp. (a)	190	3,177
Teradyne, Inc. (a)	161	956
Texas Instruments, Inc.	381	6,881
Total System Services, Inc.	206	2,569
Varian Semiconductor Equipment Associates, Inc. (a)	173	4,427
Western Digital Corp. (a)	256	6,021
Wind River Systems, Inc. (a)	231	1,693
Xerox Corp.	230	1,405
Xilinx, Inc.	297	6,071
		527,952

Utilities — 1.9%
AGL Resources, Inc.	259	8,073
Allegheny Energy, Inc.	143	3,707
Allete, Inc.	97	2,526
Alpiq Holding AG (a)	14	5,274
Ameren Corp.	236	5,433
American Electric Power Co., Inc.	52	1,372
Aqua America, Inc.	116	2,129
Atmos Energy Corp.	378	9,340
Avista Corp.	181	2,724
Black Hills Corp.	166	3,300
Brookfield Infrastructure Partners LP	1	14
Centerpoint Energy, Inc.	433	4,607
Centrica PLC	3,953	13,274
Chubu Electric Power Co., Inc.	511	11,243
Cleco Corp.	192	4,049
CMS Energy Corp.	213	2,560
Companhia Energetica de Minas Gerais - SADR	200	3,010
Dominion Resources, Inc.	98	2,956
DPL, Inc.	132	2,961
DTE Energy Co.	209	6,180
Dynegy, Inc. (a)	468	833
Edison SpA (a)	4,546	5,784
El Paso Electric Co. (a)	122	1,684
Empresa Nacional de Electricidad S.A. - SADR	100	3,835
Enel SpA	2,567	14,036
Enersis S.A. - SADR	200	2,998
Entergy Corp.	26	1,684
EQT Corp.	90	3,027
Exelon Corp.	130	5,997
FirstEnergy Corp.	40	1,636
Fortum Oyj	254	5,169
FPL Group, Inc.	65	3,496
Gas Natural SDG SA	485	7,765
Great Plains Energy, Inc.	191	2,764
Hawaiian Electric Industries, Inc.	252	3,916
HongKong Electric Holdings Ltd.	2,197	12,982
Iberdrola SA	2,146	17,036
IDACORP, Inc.	143	3,428
Integrys Energy Group, Inc.	104	2,747
Korea Electric Power Corp. - SADR(A)	400	4,272
Kyushu Electric Power Co., Inc.	468	9,657
Nicor, Inc.	37	1,189
NiSource, Inc.	421	4,627
Northeast Utilities	202	4,246
Nortwest Natural Gas Co.	115	4,704
NSTAR	118	3,706
NV Energy, Inc.	187	1,917
OGE Energy Corp.	92	2,365
Pepco Holdings, Inc.	308	3,681
Piedmont Natural Gas Co.	216	5,275
Pinnacle West Capital Corp.	113	3,094
PNM Resources, Inc.	224	1,908
PPL Corp.	50	1,496
Public Power Corp. SA	17	330
Public Service Enterprise Group, Inc.	69	2,059
Questar Corp.	350	10,402
SCANA Corp.	148	4,473
Sempra Energy	31	1,427
Shikoku Electric Power Co., Inc.	136	3,730
Southwest Gas Corp.	202	4,082
TECO Energy, Inc.	208	2,203
The AES Corp. (a)	166	1,174
UGI Corp.	358	8,213
Unisource Energy Corp.	98	2,579
Vector Ltd.	2,229	2,724
Vectren Corp.	235	5,210
Westar Energy, Inc.	410	7,187
WGL Holdings, Inc.	159	4,951
Wisconsin Energy Corp.	138	5,514
		313,944
Total Common Stocks (Cost $5,450,986)		5,088,809

Investment Companies — 1.0%
EXOR S.p.A.	9,669	11,298
iShares S&P MidCap 400 Index Fund	1,300	72,605
iShares S&P SmallCap 600 Index Fund	1,900	81,719
Total Investment Companies (Cost $137,279)		165,622

Preferred Stocks — 0.1%
Consumer, Non-Cyclical — 0.1%
Henkel KgaA (Cost $12,843)	406	10,986

U.S. Treasury Obligations — 58.6%
U.S. Treasury Bonds — 10.6%
8.00%, 11/15/21	424,000	601,682
6.50%, 11/15/26	407,000	532,661
5.38%, 2/15/31	112,000	131,915
5.00%, 5/15/37	414,000	477,911

		1,744,169

U.S. Treasury Notes — 48.0%
4.88%, 4/30/11	1,553,000	1,674,328
1.38%, 2/15/12	1,615,000	1,619,416
4.38%, 8/15/12	594,000	649,130
4.25%, 8/15/13	1,242,000	1,369,791
4.75%, 5/15/14	907,000	1,026,327
4.63%, 11/15/16	805,000	910,531
4.75%, 8/15/17	584,000	661,562

		7,911,085
Total U.S. Treasury Obligations (Cost $9,788,000)		9,655,254

Money Markets — 6.5%
Dreyfus Cash Management	8,964	8,964
Dreyfus Cash Management Plus	8,961	8,961
Federated Government Obligation Fund	1,044,898	1,044,898
Total Money Markets (Cost $1,062,823)		1,062,823

Total Investments		15,983,494
(Cost $16,452,225) (b) — 97.2%

Other assets in excess of liabilities — 2.8%		458,135

NET ASSETS — 100.0%		$16,441,629

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
* Amount rounds to less than $1.00.
ADR American Depository Receipt
SADR Sponsored American Depository Receipt

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value($)

Common Stocks — 41.0%
Basic Materials — 3.0%
Agrium, Inc.	130	5,577
Air Products & Chemicals, Inc.	66	4,349
Airgas, Inc.	125	5,390
Allegheny Technologies, Inc.	198	6,481
Anglo American PLC	699	15,346
AngloGold Ashanti Ltd. - ADR	500	15,400
Antofagasta PLC	4,911	42,866
Barrick Gold Corp.	252	7,296
BASF SE	1,129	42,786
BlueScope Steel Ltd.	5,434	9,241
Cameco Corp.	359	8,243
Carpenter Technology Corp.	269	5,560
Cemex SAB de C.V. - SADR	1,500	11,220
CF Industries Holdings, Inc.	95	6,845
Companhia Siderurgica Nacional S.A. - SADR	700	12,964
Companhia Vale do Rio Doce - ADR	2,500	41,275
Companhia Vale do Rio Doce - SADR	3,900	53,548
Cytec Industries, Inc.	216	4,290
Domtar Corp. (a)	1,196	2,177
Dow Chemical Co.	314	5,024
Eastman Chemical Co.	190	7,539
Ecolab, Inc.	360	13,878
EI Du Pont de Nemours & Co.	300	8,370
FMC Corp.	128	6,237
Gerdau S.A. - SADR	1,200	8,520
Gold Corp., Inc.	324	8,856
Gold Fields Ltd. - SADR	1,200	12,480
HB Fuller Co.	531	9,377
Incitec Pivot Ltd.	17,438	26,741
International Flavors & Fragra, Inc.	223	6,958
Kaneka Corp.	4,152	23,996
Koninklijke DSM NV	1,216	37,996
Lubrizol Corp.	191	8,255
Mechel - SADR	400	2,128
Minerals Technologies, Inc.	122	4,537
Monsanto Co.	307	26,061
Nisshin Steel Co. Ltd.	12,322	23,738
Nucor Corp.	160	6,510
Olin Corp.	450	5,670
Orica Ltd.	2,223	27,142
OZ Minerals Ltd.	1,179	643
Plum Creek Timber Co., Inc.	458	15,810
POSCO - ADR	500	38,485
Potash Corporation of Saskatchewan, Inc.	152	11,016
PPG Industries, Inc.	49	2,158
Praxair, Inc.	190	14,176
Rautaruukki OYJ	251	4,723
Rayonier, Inc.	213	8,226
RPM International, Inc.	1,033	14,276
Sensient Technologies Corp.	419	9,796
Sigma-Aldrich Corp.	250	10,960
Teck Cominco Ltd.	1,383	14,521
Tenaris S.A. - ADR	400	10,008
ThyssenKrupp AG	835	17,932
Titanium Metals Corp.	133	903
United States Steel Corp.	297	7,885
Valspar Corp.	824	19,776
Voestalpine AG	494	9,576
Yamato Kogyo Co. Ltd.	2,169	24,104
Yara International ASA	1,346	36,704
		852,545

Communications — 4.2%
Akamai Technologies, Inc. (a)	368	8,103
Amazon.Com, Inc. (a)	147	11,836
America Movil SAB de C.V. - ADR	1,500	49,275
American Tower Corp. (a)	260	8,258
Anixter International, Inc. (a)	170	6,763
Arris Group, Inc. (a)	980	10,457
AT&T, Inc.	2,283	58,490
CenturyTel, Inc.	247	6,706
Check Point Software Technologies Ltd. (a)	412	9,546
China Mobile Ltd. - SADR	1,600	69,056
China Telecom Corp. Ltd. - SADR	300	14,811
China Unicom (Hong Kong) Limited - ADR	700	8,099
Chunghwa Telecom Co., Ltd. - ADR	918	17,350
Ciena Corp. (a)	529	6,322
Cincinnati Bell, Inc. (a)	2,191	6,113
Cisco Systems, Inc. (a)	3,453	66,712
Comcast Corp. - A Shares	1,159	17,918
CommScope, Inc. (a)	362	9,086
Corning, Inc.	887	12,968
Digital River, Inc. (a)	272	10,450
DIRECTV Group, Inc. (a)	865	21,391
eBay, Inc. (a)	1,600	26,352
Embarq Corp.	708	25,884
F5 Networks, Inc. (a)	438	11,944
Frontier Communications Corp.	921	6,548
Google, Inc. (a)	130	51,476
Grupo Televisa S.A. - SADR	900	13,932
Harmonic, Inc. (a)	863	6,326
Harris Corp.	299	9,143
Hellenic Telecommunications Organization SA	53	814
Idearc, Inc.	295	15
Interpublic Group of Companies, Inc. (a)	1,280	8,013
j2 Global Communications, Inc. (a)	343	8,229
JDS Uniphase Corp. (a)	359	1,655
John Wiley & Sons, Inc.	250	8,475
Juniper Networks, Inc. (a)	243	5,261
Meredith Corp.	255	6,395
Mobile TeleSystems - SADR	400	13,256
Nippon Telegraph & Telephone Corp.	1,000	37,313
Nokia OYJ	1,219	17,630
NTT DoCoMo, Inc.	21	29,171
Philippine Long Distance Telephone Co.- SADR	100	4,587
Plantronics, Inc.	333	4,242
Portugal Telecom SGPS SA	2,558	19,665
PT Telekomunikasi Indonesia - SADR	500	14,370
Qualcomm, Inc. (a)	914	38,680
SK Telecom Co. Ltd. ADR (a)	600	9,402
Softbank Corp.	1,972	30,992
Sprint Nextel Corp. (a)	910	3,968
Swisscom AG	100	26,194
Symantec Corp. (a)	549	9,470
Tekelec (a)	505	7,828
Tele Norte Leste Participacoes S.A. - ADR	500	7,775
Telefonos de Mexico SAB de CV - SADR	500	8,000
Tellabs, Inc. (a)	1,212	6,351
The McGraw-Hill Companies, Inc.	212	6,392
The New York Times Co.	431	2,319
The Walt Disney Co.	1,001	21,922
Thomson Corp.	33	926
Time Warner Cable, Inc. (a)	171	5,511
Time Warner, Inc.	681	14,866
ValueClick, Inc. (a)	655	6,943
Verizon Communications, Inc.	1,089	33,040
Viacom, Inc. (a)	292	5,618
Vimpel - Communications - SADR (a)	600	5,652
Virgin Media, Inc.	608	4,694
Vivendi SA	1,386	37,541
Vodafone Group PLC	35,885	66,201
Windstream Corp.	2,762	22,925
WPP Group PLC	4,629	31,947
		1,175,563

Consumer, Cyclical — 4.4%
99 Cents Only Stores (a)	394	4,232
Abercrombie & Fitch Co.	190	5,141
Advance Auto Parts, Inc.	120	5,250
Aeropostale, Inc. (a)	409	13,894
Alaska Air Group, Inc. (a)	301	5,051
ArvinMeritor, Inc.	501	621
AU Optronics Corp. - SADR	1,400	15,190
AutoNation, Inc. (a)	304	5,384
AutoZone, Inc. (a)	84	13,977
Bed Bath & Beyond, Inc. (a)	588	17,887
Best Buy Co., Inc.	166	6,371
Big Lots, Inc. (a)	369	10,199
BJ's Wholesale Club, Inc. (a)	134	4,468
Bob Evans Farms, Inc.	308	7,469
Borders Group, Inc. (a)	341	931
Brinker International, Inc.	283	5,015
Brink's Home Security Holdings, Inc. (a)	223	5,927
Callaway Golf Co.	569	4,296
Canon Marketing Japan, Inc.	369	4,482
CarMax, Inc. (a)	366	4,670
Carnival Corp.	139	3,736
Casey's General Stores, Inc.	349	9,287
Cato Corp.	249	4,786
Centex Corp.	120	1,313
Chico's FAS, Inc. (a)	723	5,524
Cintas Corp.	169	4,337
Citizen Holdings Co. Ltd.	144	653
Coach, Inc. (a)	161	3,945
Coca-Cola Amatil Ltd.	3,744	24,870
Compagnie Financiere Richemont SA	897	16,188
Copart, Inc. (a)	383	12,022
CVS Caremark Corp.	845	26,854
Darden Restaurants, Inc.	344	12,718
Dick's Sporting Goods, Inc. (a)	510	9,690
DR Horton, Inc.	755	9,853
Dress Barn, Inc. (a)	370	5,602
Family Dollar Stores, Inc.	294	9,758
FamilyMart Co. Ltd.	548	15,058
Fastenal Co.	304	11,661
Fiat SpA	4,870	48,425
Foot Locker, Inc.	318	3,781
Fossil, Inc. (a)	144	2,903
Fred's, Inc.	247	3,374
Furniture Brands International, Inc.	300	948
GameStop Corp. (a)	306	9,229
Genuine Parts Co.	446	15,146
GOME Electrical Appliances Holdings Ltd.	3,076	445
Harman International Industries, Inc.	111	2,019
Hasbro, Inc.	392	10,451
HJ Heinz Co.	100	3,442
Home Depot, Inc.	609	16,029
Ingram Micro, Inc. (a)	313	4,545
International Game Technology	202	2,495
International Speedway Corp.	198	4,689
J Crew Group, Inc. (a)	286	4,922
Jack in the Box, Inc. (a)	390	9,590
Jardine Cycle & Carriage Ltd.	1,117	10,774
JetBlue Airways Corp. (a)	1,419	6,996
Jones Apparel Group, Inc.	451	4,167
Kohl's Corp. (a)	185	8,390
Lawson, Inc.	536	20,761
LG Display Co. Ltd. - ADR	700	8,603
Limited Brands, Inc.	788	8,999
Lowe’s Companies, Inc.	844	18,146
Macrovision Solutions Corp. (a)	186	3,761
Marks & Spencer Group PLC	10,069	50,459
Marriott International, Inc.	143	3,369
Marui Group Co. Ltd.	4,628	25,527
Mattel, Inc.	891	13,329
McDonald’s Corp.	441	23,501
Men's Wearhouse, Inc.	312	5,816
Modine Manufacturing Co.	184	703
MSC Industrial Direct Co.	316	12,909
Netflix, Inc. (a)	324	14,680
Newell Rubbermaid, Inc.	747	7,806
Nordstrom, Inc.	228	5,160
OPAP SA	737	22,858
O'Reilly Automotive, Inc. (a)	193	7,498
Pacific Sunwear of California, Inc. (a)	632	2,560
Panasonic Corp.	2,815	40,815
Panera Bread Co. (a)	197	11,034
Parkson Retail Group Ltd. (a)	825	1,139
PetSmart, Inc.	229	5,240
Peugeot SA	1,788	41,756
Phillips-Van Heusen Corp.	254	7,374
Polo Ralph Lauren Corp.	104	5,599
Qantas Airways Ltd.	8,840	12,721
Radio Shack Corp.	276	3,886
Regis Corp.	300	5,742
Ross Stores, Inc.	384	14,569
Ryland Group, Inc.	149	3,086
Sankyo Co. Ltd.	631	31,862
Seven & I Holdings Co. Ltd.	427	9,633
Skywest, Inc.	443	5,334
Staples, Inc.	434	8,949
Starbucks Corp. (a)	471	6,811
Target Corp.	447	18,443
Tech Data Corp. (a)	480	13,819
The Cheesecake Factory (a)	432	7,504
TJX Companies, Inc.	790	22,096
Toll Brothers, Inc. (a)	390	7,901
Toro Co.	252	7,656
Toyoda Gosei Co. Ltd.	1,039	20,237
Tractor Supply Co. (a)	213	8,601
Urban Outfitters, Inc. (a)	274	5,340
VF Corp.	228	13,514
Walgreen Co.	593	18,638
Wal-Mart Stores, Inc.	914	46,065
Watsco, Inc.	99	4,252
Wendy's/Arby's Group, Inc.	1,125	5,625
Whirlpool Corp.	220	9,935
WMS Industries, Inc. (a)	233	7,482
Wolverine World Wide, Inc.	466	9,707
World Fuel Services Corp.	116	4,423
WW Grainger, Inc.	128	10,737
Wyndham Worldwide Corp.	228	2,663
Wynn Resorts Ltd. (a)	31	1,216
Yum! Brands, Inc.	307	10,238
		1,229,157

Consumer, Non-Cyclical — 4.2%
ABC Learning Centres Ltd.	220	86
Accenture Ltd.	770	22,661
Alberto-Culver Co.	229	5,104
Alliance Data Systems Corp. (a)	141	5,904
Altria Group, Inc.	765	12,492
Apollo Group, Inc. (a)	274	17,248
Archer-Daniels-Midland Co.	760	18,711
BearingPoint, Inc. (a)	30	4
Biogen Idec, Inc. (a)	139	6,719
Blyth, Inc.	60	2,645
British American Tobacco PLC	566	13,724
Brown-Forman Corp.	173	8,045
Centene Corp. (a)	403	7,403
Chemed Corp.	158	6,688
Christian Dior SA	222	15,033
Church & Dwight Co., Inc.	401	21,818
Cintra Concesiones de Infraest	89	490
Coca-Cola Co.	800	34,440
Colgate-Palmolive Co.	294	17,346
Companhia de Bebidas das Americas - ADR	300	16,914
Convergys Corp. (a)	284	2,871
Corinthian Colleges, Inc. (a)	593	9,132
Corn Products International, Inc.	428	10,229
Corrections Corporation of America (a)	758	10,711
CSL Ltd.	1,331	33,296
Dai Nippon Printing Co. Ltd.	2,264	23,897
Dean Foods (a)	191	3,954
Delhaize Group	515	34,890
Deluxe Corp.	353	5,119
Dr Pepper Snapple Group, Inc. (a)	44	911
Experian Group Ltd.	5,105	33,986
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	400	11,324
General Mills, Inc.	142	7,198
Golden Agri-Resources Ltd.	104,058	26,006
H&R Block, Inc.	819	12,400
Hansen Natural Corp. (a)	130	5,299
Hormel Foods Corp.	157	4,913
Hutchison Whampoa Ltd.	3,810	22,614
Imperial Tobacco Group PLC	1,510	34,648
InBev NV	577	17,801
ITT Educational Services, Inc. (a)	70	7,054
Kerry Group PLC	540	11,075
Kimberly-Clark Corp.	153	7,518
Kirin Holdings Co. Ltd.	3,363	36,929
Koninklijke Ahold NV	2,874	31,685
Kraft Foods, Inc.	523	12,238
Lender Processing Services, Inc.	198	5,675
Lighthouse Caledonia AsA (a)	8	0	*
McCormick & Co., Inc.	303	8,923
McKesson Corp.	176	6,512
Millipore Corp. (a)	91	5,378
Monster Worldwide, Inc. (a)	198	2,732
Moody's Corp.	99	2,922
MPS Group, Inc. (a)	695	5,588
PAREXEL International Corp. (a)	378	3,746
PDL BioPharma, Inc.	198	1,416
PepsiCo, Inc.	1,142	56,826
Philip Morris International, Inc.	916	33,159
Procter & Gamble Co.	1,759	86,965
Ralcorp Holdings, Inc. (a)	163	9,317
Reckitt Benckiser Group PLC	572	22,569
Regeneron Pharmaceuticals, Inc. (a)	405	5,370
Rent-A-Center, Inc. (a)	626	12,051
Reynolds American, Inc.	47	1,785
Robert Half International, Inc.	283	6,798
RR Donnelley & Sons Co.	604	7,037
Safeway, Inc.	143	2,824
SAIC, Inc. (a)	1,124	20,344
Service Corporation International	2,359	10,686
Shiseido Co. Ltd.	2,149	37,718
Strayer Education, Inc.	76	14,395
Sysco Corp.	801	18,687
The JM Smucker Co.	120	4,728
The Western Union Co.	1,456	24,388
Toppan Printing Co. Ltd.	4,253	31,997
Toyo Suisan Kaisha Ltd.	76	1,481
Transurban Group	4,101	13,293
Unilever PLC	1,814	35,585
Universal Corp.	190	5,730
Watson Wyatt Worldwide, Inc.	224	11,883
Whole Foods Market, Inc.	239	4,954
		1,174,635

Energy — 4.6%
Anadarko Petroleum Corp.	152	6,545
Apache Corp.	307	22,368
Arch Coal, Inc.	295	4,121
Atwood Oceanics, Inc. (a)	276	6,160
Baker Hughes, Inc.	159	5,657
BJ Services Co.	767	10,654
BP PLC	11,640	83,088
Cameron International Corp. (a)	444	11,358
Canadian Natural Resources Ltd.	195	8,989
CGG-Veritas (a)	423	6,207
Chevron Corp.	798	52,748
China Petroleum and Chemical Corp. - ADR	300	23,280
CNOOC Limited - ADR	300	33,405
ConocoPhillips Co.	539	22,099
Consol Energy, Inc.	352	11,011
Cosmo Oil Co. Ltd.	10,255	29,218
Denbury Resources, Inc. (a)	530	8,628
El Paso Corp.	1,770	12,213
EnCana Corp.	235	10,769
ENI SpA	2,125	46,254
ENSCO International, Inc.	224	6,335
EOG Resources, Inc.	134	8,506
Exxon Mobil Corp.	2,147	143,141
FMC Technologies, Inc. (a)	197	6,743
Halliburton Co.	531	10,737
Helmerich & Payne, Inc.	199	6,133
Marathon Oil Corp.	114	3,386
Mariner Energy, Inc. (a)	654	7,443
Murphy Oil Corp.	340	16,221
National Fuel Gas Co.	213	6,967
National Oilwell Varco, Inc. (a)	704	21,317
Nippon Oil Corp.	5,554	28,889
Noble Corp.	834	22,793
Noble Energy, Inc.	328	18,614
Occidental Petroleum Corp.	327	18,407
Oceaneering International, Inc. (a)	97	4,420
Oneok, Inc.	267	6,987
Peabody Energy Corp.	162	4,275
PetroChina Co. Limited - ADR	400	34,764
Petroleo Brasileiro S.A. - ADR	2,100	70,497
Petroleo Brasileiro S.A. - SADR	2,900	78,242
Pride International, Inc. (a)	364	8,263
Rowan Companies, Inc.	317	4,948
Royal Dutch Shell PLC - A Shares	2,596	60,411
Royal Dutch Shell PLC - A Shares	441	10,253
Royal Dutch Shell PLC - B Shares	650	14,972
Sasol Ltd - SADR	900	27,099
Schlumberger Ltd.	694	33,999
SEACOR Holdings, Inc. (a)	149	9,792
Sherritt International Corp.	2,282	9,810
Showa Shell Sekiyu KK	3,100	27,126
Smith International, Inc.	447	11,555
Southwestern Energy Co. (a)	552	19,795
Spectra Energy Corp.	205	2,973
St Mary Land & Exploration Co.	333	5,951
Sunoco, Inc.	330	8,748
Superior Energy Services, Inc. (a)	491	9,432
Tesoro Corp.	390	5,948
Total SA	1,524	77,324
Transocean, Ltd. (a)	178	12,011
Valero Energy Corp.	179	3,551
Weatherford International Ltd. (a)	336	5,588
Williams Companies, Inc.	359	5,062
		1,314,200

Financial — 5.6%
ACE Ltd.	105	4,864
Acom Co. Ltd.	721	17,289
Alexandria Real Estate Equities, Inc.	187	6,822
Allco Finance Group Ltd. (a)	136	14
Alpha Bank AE	72	710
American Express Co.	579	14,602
AmeriCredit Corp. (a)	581	5,909
Aon Corp.	85	3,587
Apartment Investment & Management Co.	243	1,774
Arthur J Gallagher & Co.	198	4,451
Associated Banc Corp.	337	5,213
Assurant, Inc.	276	6,745
AvalonBay Communities, Inc.	168	9,544
AXA	2,054	34,639
Babcock & Brown Ltd.	110	26
Banco Bilbao Vizcaya Arg.	4,038	44,240
Banco Bradesco S.A. - ADR	2,900	35,612
Banco Santander SA	25	230
Banco Santander SA - SADR	239	2,187
BanCorpsouth, Inc.	675	15,694
Bank of New York Mellon Corp.	445	11,339
Bank of Nova Scotia	375	8,943
BB&T Corp.	176	4,108
BioMed Realty Trust, Inc.	578	6,595
Bradford & Bingley PLC	146	43
BRE Properties, Inc.	269	6,609
Cathay General BanCorp.	384	4,308
CB Richard Ellis Group, Inc. (a)	343	2,573
China Life Insurance Co., Ltd. - ADR	900	47,655
Chubb Corp.	130	5,064
Cincinnati Financial Corp.	370	8,862
CIT Group, Inc.	435	966
Citigroup, Inc.	85	259
Commerce Bancshares, Inc.	165	5,462
Corio NV	12	536
Credit Saison Co. Ltd.	2,163	24,037
Criteria CaixaCorp SA	5,544	20,907
Cullen/Frost Bankers, Inc.	134	6,310
DB RREEF Trust	23,993	12,729
Delphi Financial Group, Inc.	175	3,022
Developers Diversified Realty Corp.	332	1,371
E*Trade Financial Corp. (a)	3,742	5,351
EFG Eurobank Ergasias SA	49	389
Essex Property Trust, Inc.	159	10,095
Federated Investors, Inc.	266	6,086
Fidelity National Financial, Inc.	604	10,951
First American Corp.	173	4,858
First Horizon National Corp.	275	3,163
First Midwest BanCorp., Inc.	343	3,039
First Niagara Financial Group	723	9,789
FirstFed Financial Corp. (a)	97	43
FirstMerit Corp.	653	12,675
Franklin Resources, Inc.	101	6,108
Fulton Financial Corp.	1,412	9,333
Genworth Financial, Inc.	140	330
HCC Insurance Holdings, Inc.	339	8,109
HCP, Inc.	543	11,919
HDFC Bank Ltd. - ADR	200	14,804
Home Properties, Inc.	212	7,725
Host Hotels & Resorts, Inc.	1,347	10,358
Hudson City BanCorp, Inc.	1,271	15,964
Huntington Bancshares, Inc.	838	2,338
Hysan Development Co. Ltd.	4,479	8,184
ICICI Bank Ltd. - SADR	800	16,504
IndyMac Bancorp., Inc. (a)	503	33
IntercontinentalExchange, Inc. (a)	110	9,636
Invesco PLC	810	11,923
Investment Technology Group, Inc. (a)	235	5,353
Irish Life & Permanent PLC	3,424	8,608
Itau Unibanco Banco Mutiplo SA - ADR	3,550	48,741
Janus Capital Group, Inc.	381	3,821
KB Financial Group, Inc. - ADR	600	19,128
Keppel Land Ltd.	10,226	11,880
Kilroy Realty Corp.	212	4,566
Kimco Realty Corp.	609	7,320
Liberty Property Trust	277	6,742
Lincoln National Corp.	89	1,000
Loews Corp.	148	3,684
Manulife Financial Corp.	574	9,773
Marsh & McLennan Companies, Inc.	178	3,754
Marshall & Ilsley Corp.	628	3,630
MBIA, Inc. (a)	744	3,519
Mediobanca SpA	1,358	15,777
MetLife, Inc.	548	16,303
Mid-America Apartment Communities	161	5,955
Morgan Stanley	377	8,912
Muenchener Rueckversicherungs AG	274	37,416
National Retail Properties, Inc.	547	9,704
Nationwide Health Properties, Inc.	710	17,530
New World Development Ltd.	29,851	39,519
Nordea Bank AB	4,272	32,181
Northern Rock PLC (a)	75	100
NYSE Euronext, Inc.	117	2,711
Old Mutual PLC	26,841	27,121
Old National BanCorp	605	8,246
Old Republic International Corp.	529	4,957
People's United Financial, Inc.	215	3,358
Principal Financial Group, Inc.	75	1,226
ProAssurance Corp. (a)	189	8,305
Prosperity Bancshares, Inc.	367	10,192
Prudential Financial, Inc.	155	4,476
Public Storage, Inc.	54	3,610
Ratos AB	497	8,618
Raymond James Financial, Inc.	267	4,189
Realty Income Corp.	864	19,293
Regency Centers Corp.	117	4,382
RLI Corp.	142	6,820
Royal & Sun Alliance Insurance Group PLC	16,015	31,085
Royal Bank of Canada	427	15,135
Selective Insurance Group	471	6,952
Senior Housing Properties Trust	730	11,965
Shinhan Financial Group Co., Ltd.	300	14,805
Shinsei Bank Ltd.	19,560	25,584
Simon Property Group, Inc.	112	5,779
Singapore Exchange Ltd.	6,403	27,117
Standard Chartered PLC	2,950	46,174
Standard Life PLC	7,814	21,999
State Street Corp.	161	5,495
Sterling Bancshares, Inc.	540	3,591
Sumitomo Mitsui Financial Group, Inc.	800	27,579
Susquehanna Bancshares, Inc.	636	5,126
SVB Financial Group (a)	207	4,297
T Rowe Price Group, Inc.	427	16,448
TCF Financial Corp.	251	3,491
The 77 Bank Ltd.	6,188	31,560
The Allstate Corp.	199	4,643
The Charles Schwab Corp.	508	9,388
The Goldman Sachs Group, Inc.	138	17,733
The Gunma Bank Ltd.	3,188	15,774
The Nasdaq Stock Market, Inc. (a)	231	4,442
The Travelers Companies, Inc.	216	8,886
Torchmark Corp.	250	7,333
Toronto-Dominion Bank	551	18,200
Umpqua Holdings Corp.	536	5,140
UniCredit SpA	4,481	11,082
UNIQA Versicherungen AG	344	6,741
United Bankshares, Inc.	302	7,834
United Community Banks, Inc.	199	1,284
Unum Group	991	16,193
Urban Corp.	78	1
US BanCorp.	669	12,189
Washington Federal, Inc.	706	9,164
Washington Mutual, Inc. (a)	288	32
Wells Fargo & Co.	1,257	25,153
Westfield Group	684	5,334
Westfield Group	20	242
Whitney Holding Corp.	589	7,044
WR Berkley Corp.	810	19,367
XL Capital Ltd.	56	533
Zenith National Insurance Corp.	257	5,857
Zion Bancorporation	280	3,060
Zurich Financial Services AG	188	35,278
		1,600,086

Healthcare — 3.6%
Abbott Laboratories	561	23,478
Aetna, Inc.	255	5,613
Allergan, Inc.	149	6,952
American Medical Systems Holdings, Inc. (a)	493	6,098
Amerigroup Corp. (a)	340	10,156
AmerisourceBergen Corp.	319	10,731
Arthrocare Corp. (a)	123	990
AstraZeneca PLC	1,323	46,680
Baxter International, Inc.	378	18,333
Becton, Dickinson & Co.	113	6,834
Bristol-Myers Squibb Co.	770	14,784
Cephalon, Inc. (a)	111	7,283
Covance, Inc. (a)	140	5,499
Coventry Health Care, Inc. (a)	320	5,091
CR Bard, Inc.	205	14,684
Cubist Pharmaceuticals, Inc. (a)	381	6,325
DaVita, Inc. (a)	236	10,943
Dentsply International, Inc.	312	8,929
Edwards Lifesciences Corp. (a)	303	19,204
Eli Lilly & Co.	379	12,477
Endo Pharmaceuticals Holdings (a)	226	3,738
Express Scripts, Inc. (a)	298	19,063
Facet Biotech Corp. (a)	39	365
Forest Laboratories, Inc. (a)	703	15,248
Fresenius Medical Care AG & Co.	705	27,706
Gen-Probe, Inc. (a)	315	15,170
Gilead Sciences, Inc. (a)	527	24,137
H. Lundbeck A/S (a)	1,385	25,217
Haemonetics Corp. (a)	159	8,209
Health Management Associates, Inc. (a)	2,097	9,793
Health Net, Inc. (a)	188	2,715
Henry Schein, Inc. (a)	151	6,197
IDEXX Laboratories, Inc. (a)	377	14,816
Immucor, Inc. (a)	460	7,493
Intuitive Surgical, Inc. (a)	73	10,492
Invacare Corp.	194	2,986
Johnson & Johnson	1,141	59,743
King Pharmaceuticals, Inc. (a)	737	5,808
Laboratory Corporation of America Holdings (a)	235	15,075
LifePoint Hospitals, Inc. (a)	484	12,511
Magellan Health Services, Inc. (a)	258	7,626
Medco Health Solutions, Inc. (a)	321	13,980
MEDNAX, Inc. (a)	295	10,591
Medtronic, Inc.	647	20,704
Merck & Co., Inc.	1,218	29,524
Mitsubishi Tanabe Pharma Corp.	2,106	20,008
Mylan, Inc. (a)	694	9,196
NBTY, Inc. (a)	398	10,312
Novartis AG	1,613	61,326
Omnicare, Inc.	271	6,967
Ono Pharmaceutical Co. Ltd.	244	10,341
Patterson Companies, Inc. (a)	219	4,481
Pfizer, Inc.	2,487	33,226
Pharmaceutical Product Development, Inc.	177	3,471
Psychiatric Solutions, Inc. (a)	353	6,845
ResMed, Inc. (a)	130	4,999
Roche Holding AG Genus	62	8,565
St. Jude Medical, Inc. (a)	209	7,006
STERIS Corp.	445	10,725
Styrker Corp.	158	6,116
Taisho Pharmaceutical Co. Ltd.	1,090	19,916
Techne Corp.	207	11,845
Tenet Healthcare Corp. (a)	3,630	8,168
Teva Pharmaceutical Industries Ltd.	1,616	70,925
United Therapeutics Corp. (a)	133	8,354
UnitedHealth Group, Inc.	723	17,005
Universal Health Services, Inc.	85	4,284
Valeant Pharmaceuticals International (a)	324	5,430
Varian Medical Systems, Inc. (a)	275	9,177
VCA Antech, Inc. (a)	517	12,935
Watson Pharmaceuticals, Inc. (a)	308	9,530
WellPoint, Inc. (a)	191	8,167
West Pharmaceutical Services, Inc.	176	5,746
Zimmer Holdings, Inc. (a)	146	6,423
		1,011,480

Industrial — 4.6%
3M Co.	245	14,112
ABB Ltd. (a)	1,281	18,371
Acuity Brands, Inc.	265	7,616
Agilent Technologies, Inc. (a)	175	3,196
Alfa Laval AB	1,735	15,582
Alliant Techsystems, Inc. (a)	193	15,372
Amada Co. Ltd.	6,149	37,720
Amphenol Corp.	367	12,419
Aptargroup, Inc.	332	10,302
Arkansas Best Corp.	183	4,224
Avnet, Inc. (a)	260	5,691
BAE Systems PLC	5,627	29,823
BE Aerospace, Inc. (a)	531	5,729
Bemis Co., Inc.	252	6,058
Benchmark Electronics, Inc. (a)	636	7,715
Boeing Co.	386	15,459
Brambles Ltd.	6,193	26,645
Briggs & Stratton Corp.	442	6,577
Carlisle Companies, Inc.	318	7,235
Casio Computer Co. Ltd.	99	747
CH Robinson Worldwide, Inc.	345	18,340
Cie de Saint-Gobain SA	748	27,144
Clarcor, Inc.	295	9,169
CSX Corp.	247	7,309
Cummins, Inc.	682	23,188
Curtiss-Wright Corp.	256	8,184
Danaher Corp.	119	6,954
Dionex Corp. (a)	119	7,497
Donaldson Co., Inc.	433	14,285
Dover Corp.	502	15,452
Eagle Materials, Inc.	289	8,034
Eaton Corp.	364	15,943
EMCOR Group, Inc. (a)	405	8,420
Esterline Technologies Corp. (a)	166	4,374
European Aeronautic Defence & Space Co.	746	10,858
Expeditors International Washington, Inc.	438	15,203
FedEx Corp.	91	5,092
Flextronics International Ltd. (a)	1,592	6,177
FLIR Systems, Inc. (a)	241	5,345
Flowserve Corp.	125	8,488
Fluor Corp.	274	10,376
FUJIFILM Holdings Corp.	1,495	37,895
Gardner Denver Inc. (a)	275	7,321
Garmin Ltd.	63	1,587
GATX Corp.	355	10,689
General Dynamics Corp.	110	5,684
General Electric Co.	3,857	48,790
Golden Ocean Group Ltd.	12,000	9,305
Goodrich Corp.	240	10,627
Harsco Corp.	143	3,940
Honeywell International, Inc.	232	7,241
IDEX Corp.	500	12,625
Ingersoll-Rand Co. Ltd.	101	2,199
Itron, Inc. (a)	159	7,314
ITT Corp.	283	11,606
Jabil Circuit, Inc.	526	4,261
Jacobs Engineering Group, Inc. (a)	243	9,244
JGC Corp.	2,096	27,309
Joy Global, Inc.	235	5,993
Kaydon Corp.	180	5,753
L-3 Communications Holdings, Inc.	194	14,773
Landstar System, Inc.	340	12,107
Leggett & Platt, Inc.	362	5,198
Lincoln Electric Holdings, Inc.	210	9,351
MAN AG	581	35,748
Martin Marietta Materials, Inc.	72	6,050
Matthews International Corp.	211	6,609
Moog, Inc. (a)	251	6,722
MTR Corp.	13,494	34,301
Mueller Industries, Inc.	254	5,580
National Instruments Corp.	381	8,397
Nippon Express Co. Ltd.	6,360	22,635
Nordson Corp.	202	7,329
Norfolk Southern Corp.	136	4,852
Northrop Grumman Corp.	104	5,028
Old Dominion Freight Line, Inc. (a)	173	4,870
Overseas Shipholding Group, Inc.	238	6,833
Pall Corp.	336	8,874
Parker Hannifin Corp.	265	12,018
Pentair, Inc.	283	7,539
Precision Castparts Corp.	68	5,090
Regal-Beloit Corp.	204	8,289
Republic Services, Inc.	732	15,372
Rockwell Automation, Inc.	159	5,023
Rockwell Collins, Inc.	330	12,656
Rockwool International A/S	290	22,537
Ryder System, Inc.	148	4,098
Sacyr Vallehermoso SA	1	10
Sealed Air Corp.	206	3,926
Skanska AB	2,606	28,426
Snap-On, Inc.	354	12,008
SonoCo. Products Co.	285	6,957
Sulzer AG	122	6,701
Sumitomo Electric Industries Ltd.	3,787	36,632
Svenska Cellulosa AB	2,879	28,093
Teledyne Technologies, Inc. (a)	200	6,386
Teleflex, Inc.	207	8,897
Tetra Tech, Inc. (a)	516	12,673
Textron, Inc.	95	1,019
The Brink's Co.	223	6,322
The Manitowoc Co., Inc.	275	1,636
The Stanley Works	228	8,671
Tredegar Corp.	242	4,254
Trimble Navigation Ltd. (a)	213	4,567
Union Pacific Corp.	174	8,550
United Technologies Corp.	350	17,094
URS Corp. (a)	329	14,496
Varian, Inc. (a)	201	6,637
Wabtec Corp.	307	11,709
Waste Connections, Inc. (a)	444	11,446
Waters Corp. (a)	217	9,585
Werner Enterprises, Inc.	473	7,734
Wesfarmers Ltd.	262	4,305
Worthington Industries, Inc.	476	7,092
		1,289,513

Technology — 4.2%
ACI Worldwide, Inc. (a)	236	4,076
Adobe Systems, Inc. (a)	323	8,834
Advanced Micro Devices, Inc. (a)	947	3,419
Affiliated Computer Services, Inc. (a)	209	10,111
Altera Corp.	601	9,802
Ansys, Inc. (a)	462	12,760
Apple, Inc. (a)	505	63,544
Autodesk, Inc. (a)	475	9,472
BMC Software, Inc. (a)	345	11,961
Broadridge Financial Solutions, Inc.	176	3,406
CA, Inc.	241	4,157
CACI International, Inc. (a)	189	7,475
Cerner Corp. (a)	107	5,757
Citrix Systems, Inc. (a)	400	11,412
Cognizant Technology Solutions (a)	591	14,651
Computer Sciences Corp. (a)	331	12,234
Computershare Ltd.	5,526	36,707
Compuware Corp. (a)	658	4,922
Cree, Inc. (a)	227	6,218
CSG Systems International, Inc. (a)	260	3,770
Dell, Inc. (a)	2,479	28,806
Dun & Bradstreet Corp.	100	8,140
EMC Corp. (a)	1,271	15,926
Factset Research Systems, Inc.	75	4,019
Fidelity National Information Services, Inc.	397	7,086
Fiserv, Inc. (a)	337	12,577
Global Payments, Inc.	134	4,296
Hewlett-Packard Co.	1,804	64,908
IBM Corp.	551	56,869
Informatica Corp. (a)	551	8,761
Infosys Technologies Ltd. - SADR	1,100	33,891
Intel Corp.	3,177	50,133
Intersil Corp.	392	4,547
Intuit, Inc. (a)	630	14,572
Jack Henry & Associates, Inc.	712	12,830
Lexmark International, Inc. (a)	120	2,354
Linear Technology Corp.	376	8,189
MEMC Electronic Materials, Inc. (a)	115	1,863
Metavante Technologies, Inc. (a)	280	6,605
Micrel, Inc.	462	3,465
Micron Technology, Inc. (a)	1,451	7,081
MICROS Systems, Inc. (a)	428	8,979
Microsemi Corp. (a)	468	6,281
Microsoft Corp.	5,332	108,027
NEC Corp. (a)	900	9,417
NetApp, Inc. (a)	647	11,840
Nomura Research Institute Ltd.	161	2,847
Novell, Inc. (a)	713	2,681
Novellus Systems, Inc. (a)	258	4,659
NVIDIA Corp. (a)	278	3,191
Oracle Corp.	2,928	56,628
Palm, Inc. (a)	641	6,724
Parametric Technology Corp. (a)	996	11,105
Paychex, Inc.	144	3,889
Pitney Bowes, Inc.	560	13,742
QLogic Corp. (a)	402	5,700
Research In Motion Ltd. (a)	184	12,709
Rohm Co. Ltd.	641	39,191
Sage Group PLC	4,768	13,085
SAP AG	1,145	43,520
Seiko Epson Corp.	1,561	21,874
Semtech Corp. (a)	426	6,143
Silicon Laboratories, Inc. (a)	357	11,874
Skyworks Solutions, Inc. (a)	1,096	9,689
Taiwan Semiconductor - ADR	8,300	87,732
Teradata Corp. (a)	323	5,401
Teradyne, Inc. (a)	483	2,869
Texas Instruments, Inc.	831	15,008
Total System Services, Inc.	514	6,410
Varian Semiconductor Equipment Associates, Inc. (a)	487	12,462
Western Digital Corp. (a)	594	13,971
Wind River Systems, Inc. (a)	510	3,738
Xerox Corp.	597	3,648
Xilinx, Inc.	785	16,045
		1,182,685

Utilities — 2.6%
AGL Resources, Inc.	596	18,577
Allegheny Energy, Inc.	341	8,839
Allete, Inc.	191	4,974
Alpiq Holding AG (a)	35	13,184
Ameren Corp.	519	11,947
American Electric Power Co., Inc.	128	3,377
Aqua America, Inc.	400	7,340
Atmos Energy Corp.	760	18,780
Avista Corp.	476	7,164
Black Hills Corp.	279	5,547
Brookfield Infrastructure Partners LP	4	55
Centerpoint Energy, Inc.	789	8,395
Centrica PLC	9,723	32,651
Chubu Electric Power Co., Inc.	1,180	25,963
Cleco Corp.	522	11,009
CMS Energy Corp.	623	7,488
Companhia Energetica de Minas Gerais - SADR	500	7,525
Dominion Resources, Inc.	202	6,092
DPL, Inc.	271	6,079
DTE Energy Co.	457	13,513
Dynegy, Inc. (a)	1,216	2,164
Edison SpA (a)	11,183	14,228
El Paso Electric Co. (a)	410	5,658
Empresa Nacional de Electricidad S.A. - SADR	200	7,670
Enel SpA	6,315	34,530
Enersis S.A. - SADR	500	7,495
Entergy Corp.	58	3,757
EQT Corp.	222	7,466
Exelon Corp.	224	10,333
FirstEnergy Corp.	98	4,008
Fortum Oyj	625	12,719
FPL Group, Inc.	121	6,509
Gas Natural SDG SA	1,192	19,085
Great Plains Energy, Inc.	408	5,904
Hawaiian Electric Industries, Inc.	712	11,064
HongKong Electric Holdings Ltd.	4,496	26,570
Iberdrola SA	5,279	41,910
IDACORP, Inc.	399	9,564
Integrys Energy Group, Inc.	211	5,573
Korea Electric Power Corp. - SADR (a)	900	9,612
Kyushu Electric Power Co., Inc.	1,171	24,162
Nicor, Inc.	94	3,021
NiSource, Inc.	754	8,286
Northeast Utilities	424	8,912
Nortwest Natural Gas Co.	233	9,530
NSTAR	275	8,638
NV Energy, Inc.	616	6,314
OGE Energy Corp.	255	6,556
Pepco Holdings, Inc.	527	6,298
Piedmont Natural Gas Co.	618	15,092
Pinnacle West Capital Corp.	273	7,475
PNM Resources, Inc.	475	4,047
PPL Corp.	125	3,739
Public Service Enterprise Group, Inc.	114	3,402
Questar Corp.	655	19,467
SCANA Corp.	294	8,885
Sempra Energy	65	2,991
Shikoku Electric Power Co., Inc.	291	7,981
Southwest Gas Corp.	374	7,559
TECO Energy, Inc.	572	6,057
The AES Corp. (a)	440	3,111
UGI Corp.	802	18,398
Unisource Energy Corp.	224	5,896
Vector Ltd.	5,482	6,698
Vectren Corp.	651	14,433
Westar Energy, Inc.	736	12,902
WGL Holdings, Inc.	429	13,359
Wisconsin Energy Corp.	321	12,827
		720,354
Total Common Stocks (Cost $14,498,548)		11,550,218

Investment Companies — 1.8%
BLDRS Emerging Markets 50 ADR Index Fund	1,956	60,753
EXOR S.p.A.	2,173	27,804
iShares S&P MidCap 400 Index Fund	3,800	212,230
iShares S&P SmallCap 600 Index Fund	5,000	215,050
Total Investment Companies (Cost $468,601)		515,837

Preferred Stocks — 0.1%
Consumer, Non-Cyclical — 0.1%
Henkel KGaA (Cost $32,127)	999	27,032

U.S. Treasury Obligations — 49.1%
U.S. Treasury Bonds — 8.9%
8.00%, 11/15/21	616,000	874,142
6.50%, 11/15/26	570,000	745,988
5.38%, 2/15/31	163,000	191,983
5.00%, 5/15/37	603,000	696,088
		2,508,201

U.S. Treasury Notes — 40.2%
4.88%, 4/30/11	2,258,000	2,434,405
1.38%, 2/15/12	2,348,000	2,354,420
4.38%, 8/15/12	863,000	943,097
4.25%, 8/15/13	1,765,000	1,946,603
4.75%, 5/15/14	1,276,000	1,443,873
4.63%, 11/15/16	1,140,000	1,289,447
4.75%, 8/15/17	814,000	922,109

		11,333,954
Total U.S. Treasury Obligations (Cost $13,833,218)		13,842,155

Money Markets — 6.6%
Dreyfus Cash Management	22,396	22,396
Dreyfus Cash Management Plus	81,593	81,593
Federated Government Obligation Fund	1,749,992	1,749,992
Total Money Markets (Cost $1,853,981)		1,853,981

Total Investments		27,789,223
(Cost $30,687,512) (b) — 98.6%

Other assets in excess of liabilities — 1.4%		396,090

NET ASSETS — 100.0%		$28,185,313

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
* Amount rounds to less than $1.00.
ADR American Depository Receipt
SADR Sponsored American Depository Receipt

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal ($)	Value ($)

Common Stocks — 56.1%
Basic Materials — 4.3%
Agrium, Inc.	126	5,406
Air Products & Chemicals, Inc.	64	4,218
Airgas, Inc.	146	6,296
Allegheny Technologies, Inc.	169	5,531
Anglo American PLC	656	14,402
AngloGold Ashanti Ltd. - ADR	500	15,400
Antofagasta PLC	4,607	40,211
Barrick Gold Corp.	234	6,775
BASF SE	1,060	40,169
BlueScope Steel Ltd.	10,188	17,326
Cameco Corp.	351	8,059
Carpenter Technology Corp.	235	4,857
Cemex SAB de C.V. - SADR	1,400	10,472
CF Industries Holdings, Inc.	70	5,044
Companhia Siderurgica Nacional S.A. - SADR	700	12,964
Companhia Vale do Rio Doce - ADR	2,300	37,973
Companhia Vale do Rio Doce - SADR	3,700	50,800
Cytec Industries, Inc.	215	4,270
Domtar Corp. (a)	1,181	2,149
Dow Chemical Co.	317	5,072
Eastman Chemical Co.	166	6,587
Ecolab, Inc.	310	11,951
EI Du Pont de Nemours & Co.	301	8,398
FMC Corp.	152	7,407
Gerdau S.A. - SADR	1,100	7,810
Gold Corp., Inc.	209	5,713
Gold Fields Ltd. - SADR	1,100	11,440
HB Fuller Co.	478	8,441
Incitec Pivot Ltd.	16,360	25,088
International Flavors & Fragra, Inc.	165	5,148
Kaneka Corp.	4,133	23,887
Koninklijke DSM NV	1,141	35,653
Lubrizol Corp.	140	6,051
Mechel - SADR	300	1,596
Minerals Technologies, Inc.	78	2,901
Monsanto Co.	282	23,939
Nisshin Steel Co. Ltd.	12,282	23,661
Nucor Corp.	148	6,022
Olin Corp.	511	6,439
Orica Ltd.	2,086	25,470
OZ Minerals Ltd.	1,033	563
Plum Creek Timber Co., Inc.	409	14,119
POSCO - ADR	500	38,485
Potash Corporation of Saskatchewan, Inc.	145	10,509
PPG Industries, Inc.	48	2,114
Praxair, Inc.	168	12,534
Rautaruukki OYJ	1,526	28,713
Rayonier, Inc.	152	5,870
RPM International, Inc.	835	11,540
Sensient Technologies Corp.	361	8,440
Sigma-Aldrich Corp.	218	9,557
Teck Cominco Ltd.	1,173	12,316
Tenaris S.A. - ADR	400	10,008
ThyssenKrupp AG	1,050	22,549
Titanium Metals Corp.	135	917
United States Steel Corp.	263	6,983
Valspar Corp.	642	15,408
Voestalpine AG	1,137	22,040
Yamato Kogyo Co. Ltd.	2,148	23,870
Yara International ASA	1,240	33,814
		841,345

Communications — 5.6%
Akamai Technologies, Inc. (a)	270	5,945
Amazon.Com, Inc. (a)	160	12,883
America Movil SAB de C.V. - ADR	1,400	45,990
American Tower Corp. (a)	180	5,717
Anixter International, Inc. (a)	173	6,882
Arris Group, Inc. (a)	624	6,658
AT&T, Inc.	2,195	56,236
CenturyTel, Inc.	210	5,702
Check Point Software Technologies Ltd. (a)	458	10,612
China Mobile Ltd. - SADR	1,500	64,739
China Telecom Corp. Ltd. - SADR	200	9,874
China Unicom (Hong Kong) Limited - ADR	700	8,099
Chunghwa Telecom Co., Ltd. - ADR	835	15,782
Ciena Corp. (a)	452	5,401
Cincinnati Bell, Inc. (a)	1,410	3,934
Cisco Systems, Inc. (a)	3,099	59,873
Comcast Corp. - A Shares	1,023	15,816
CommScope, Inc. (a)	326	8,183
Corning, Inc.	837	12,237
Digital River, Inc. (a)	166	6,378
DIRECTV Group, Inc. (a)	873	21,589
eBay, Inc. (a)	1,528	25,166
Embarq Corp.	668	24,422
F5 Networks, Inc. (a)	465	12,681
Frontier Communications Corp.	671	4,771
Google, Inc. (a)	123	48,704
Grupo Televisa S.A. - SADR	900	13,932
Harmonic, Inc. (a)	684	5,014
Harris Corp.	238	7,278
Hellenic Telecommunications Organization SA	47	721
Idearc, Inc.	1,187	59
Interpublic Group of Companies, Inc. (a)	956	5,985
j2 Global Communications, Inc. (a)	199	4,774
JDS Uniphase Corp. (a)	350	1,614
John Wiley & Sons, Inc.	249	8,441
Juniper Networks, Inc. (a)	228	4,936
Meredith Corp.	159	3,988
Mobile TeleSystems - SADR	300	9,942
Netflix, Inc. (a)	227	10,285
Nippon Telegraph & Telephone Corp.	1,000	37,313
Nokia OYJ	2,178	31,499
NTT DoCoMo, Inc.	20	27,782
Philippine Long Distance Telephone Co.- SADR	100	4,587
Plantronics, Inc.	388	4,943
Portugal Telecom SGPS SA	3,044	23,401
PT Telekomunikasi Indonesia - SADR	400	11,496
Qualcomm, Inc. (a)	846	35,803
SK Telecom Co. Ltd. ADR (b)	600	9,402
Softbank Corp.	1,838	28,886
Sprint Nextel Corp. (a)	904	3,941
Swisscom AG	94	24,622
Symantec Corp. (a)	394	6,797
Tekelec (a)	383	5,937
Tele Norte Leste Participacoes S.A. - ADR	400	6,220
Telefonos de Mexico SAB de CV - SADR	500	8,000
Tellabs, Inc. (a)	790	4,140
The McGraw-Hill Companies, Inc.	146	4,402
The New York Times Co.	284	1,528
The Walt Disney Co.	925	20,258
Thomson Corp.	29	814
Time Warner Cable, Inc. (a)	163	5,253
Time Warner, Inc.	651	14,211
ValueClick, Inc. (a)	542	5,745
Verizon Communications, Inc.	1,055	32,009
Viacom, Inc. (a)	251	4,829
Vimpel - Communications - SADR (a)	500	4,710
Virgin Media, Inc.	449	3,466
Vivendi SA	1,300	35,211
Vodafone Group PLC	33,666	62,107
Windstream Corp.	2,546	21,132
WPP Group PLC	4,430	30,573
		1,102,260

Consumer, Cyclical — 5.7%
99 Cents Only Stores (a)	332	3,566
Abercrombie & Fitch Co.	138	3,734
Advance Auto Parts, Inc.	174	7,613
Aeropostale, Inc. (a)	312	10,599
Alaska Air Group, Inc. (a)	328	5,504
ArvinMeritor, Inc.	582	722
AU Optronics Corp. - SADR	1,300	14,105
AutoNation, Inc. (a)	364	6,446
AutoZone, Inc. (a)	71	11,814
Bed Bath & Beyond, Inc. (a)	491	14,936
Best Buy Co., Inc.	169	6,486
Big Lots, Inc. (a)	478	13,212
BJ's Wholesale Club, Inc. (a)	125	4,168
Bob Evans Farms, Inc.	208	5,044
Borders Group, Inc. (a)	340	928
Brinker International, Inc.	214	3,792
Brink's Home Security Holdings, Inc. (a)	165	4,386
Callaway Golf Co.	389	2,937
Canon Marketing Japan, Inc.	360	4,373
CarMax, Inc. (a)	361	4,606
Carnival Corp.	185	4,973
Casey's General Stores, Inc.	302	8,036
Cato Corp.	216	4,152
Centex Corp.	229	2,505
Chico's FAS, Inc. (a)	1,043	7,969
Cintas Corp.	244	6,261
Citizen Holdings Co. Ltd.	126	571
Coach, Inc. (a)	164	4,018
Coca-Cola Amatil Ltd.	3,513	23,336
Compagnie Financiere Richemont SA	1,431	25,824
Copart, Inc. (a)	351	11,018
CVS Caremark Corp.	750	23,835
Darden Restaurants, Inc.	315	11,646
Dick's Sporting Goods, Inc. (a)	407	7,733
DR Horton, Inc.	536	6,995
Dress Barn, Inc. (a)	280	4,239
Family Dollar Stores, Inc.	280	9,293
FamilyMart Co. Ltd.	442	12,145
Fastenal Co.	267	10,242
Fiat SpA	4,569	45,432
Foot Locker, Inc.	313	3,722
Fossil, Inc. (a)	208	4,193
Fred's, Inc.	244	3,333
Furniture Brands International, Inc.	253	799
GameStop Corp. (a)	257	7,751
Genuine Parts Co.	406	13,788
GOME Electrical Appliances Holdings Ltd.	2,696	390
Harley-Davidson, Inc.	66	1,463
Harman International Industries, Inc.	128	2,328
Hasbro, Inc.	278	7,411
HJ Heinz Co.	102	3,511
Home Depot, Inc.	649	17,082
Ingram Micro, Inc. (a)	286	4,153
International Game Technology	140	1,729
International Speedway Corp.	127	3,007
J Crew Group, Inc. (a)	240	4,130
Jack in the Box, Inc. (a)	256	6,295
Jardine Cycle & Carriage Ltd.	1,103	10,639
JetBlue Airways Corp. (a)	1,304	6,429
Jones Apparel Group, Inc.	673	6,219
Kohl's Corp. (a)	122	5,533
Lawson, Inc.	532	20,606
LG Display Co. Ltd. - ADR	600	7,374
Limited Brands, Inc.	723	8,257
Lowe’s Companies, Inc.	774	16,641
Macrovision Solutions Corp. (a)	268	5,419
Marks & Spencer Group PLC	9,446	47,337
Marriott International, Inc.	145	3,416
Marui Group Co. Ltd.	4,312	23,784
Mattel, Inc.	771	11,534
McDonald’s Corp.	430	22,915
Men's Wearhouse, Inc.	201	3,747
Modine Manufacturing Co.	151	577
MSC Industrial Direct Co.	257	10,498
Newell Rubbermaid, Inc.	661	6,907
Nordstrom, Inc.	276	6,246
OPAP SA	691	21,432
O'Reilly Automotive, Inc. (a)	194	7,537
Pacific Sunwear of California, Inc. (a)	567	2,296
Panasonic Corp.	1,714	24,852
Panera Bread Co. (a)	120	6,721
Parkson Retail Group Ltd. (a)	725	1,001
PetSmart, Inc.	194	4,439
Peugeot SA	1,678	39,187
Phillips-Van Heusen Corp.	296	8,593
Polo Ralph Lauren Corp.	94	5,061
Qantas Airways Ltd.	8,293	11,934
Radio Shack Corp.	271	3,816
Regis Corp.	187	3,579
Ross Stores, Inc.	283	10,737
Ryland Group, Inc.	194	4,018
Sankyo Co. Ltd.	627	31,660
Seven & I Holdings Co. Ltd.	466	10,513
Skywest, Inc.	466	5,611
Staples, Inc.	316	6,516
Starbucks Corp. (a)	328	4,743
Target Corp.	394	16,256
Tech Data Corp. (a)	425	12,236
The Cheesecake Factory (a)	270	4,690
TJX Companies, Inc.	702	19,635
Toll Brothers, Inc. (a)	268	5,430
Toro Co.	166	5,043
Toyoda Gosei Co. Ltd.	1,734	33,774
Tractor Supply Co. (a)	143	5,774
Urban Outfitters, Inc. (a)	185	3,606
VF Corp.	193	11,439
Walgreen Co.	527	16,564
Wal-Mart Stores, Inc.	899	45,309
Watsco, Inc.	97	4,166
Wendy's/Arby's Group, Inc.	958	4,790
Whirlpool Corp.	162	7,316
WMS Industries, Inc. (a)	180	5,780
Wolverine World Wide, Inc.	415	8,644
World Fuel Services Corp.	118	4,499
WW Grainger, Inc.	115	9,646
Wyndham Worldwide Corp.	329	3,843
Wynn Resorts Ltd. (a)	42	1,648
Yum! Brands, Inc.	225	7,504
		1,120,195

Consumer, Non-Cyclical — 5.8%
ABC Learning Centres Ltd.	193	76
Accenture Ltd.	722	21,248
Alberto-Culver Co.	174	3,878
Alliance Data Systems Corp. (a)	141	5,904
Altria Group, Inc.	778	12,705
Apollo Group, Inc. (a)	236	14,856
Archer-Daniels-Midland Co.	732	18,022
BearingPoint, Inc. (a)	24	3
Biogen Idec, Inc. (a)	127	6,139
Blyth, Inc.	41	1,807
British American Tobacco PLC	1,253	30,382
Brown-Forman Corp.	95	4,418
Centene Corp. (a)	231	4,243
Chemed Corp.	94	3,979
Christian Dior SA	449	30,404
Church & Dwight Co., Inc.	311	16,922
Cintra Concesiones de Infraest	77	424
Coca-Cola Co.	774	33,321
Colgate-Palmolive Co.	275	16,225
Companhia de Bebidas das Americas - ADR	300	16,914
Convergys Corp. (a)	276	2,790
Corinthian Colleges, Inc. (a)	674	10,380
Corn Products International, Inc.	377	9,010
Corrections Corporation of America (a)	568	8,026
Covidien Ltd.	160	5,277
CSL Ltd.	1,249	31,244
Dai Nippon Printing Co. Ltd.	3,231	34,104
Dean Foods (a)	277	5,734
Delhaize Group	483	32,722
Deluxe Corp.	404	5,858
Dr Pepper Snapple Group, Inc. (a)	39	808
Experian Group Ltd.	4,789	31,882
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	400	11,324
General Mills, Inc.	141	7,147
Golden Agri-Resources Ltd.	97,423	24,348
H&R Block, Inc.	754	11,416
Hansen Natural Corp. (a)	153	6,236
Hormel Foods Corp.	152	4,756
Hutchison Whampoa Ltd.	2,709	16,079
Imperial Tobacco Group PLC	1,607	36,873
InBev NV	541	16,690
ITT Educational Services, Inc. (a)	89	8,969
Kerry Group PLC	507	10,398
Kimberly-Clark Corp.	176	8,649
Kirin Holdings Co. Ltd.	2,318	25,454
Koninklijke Ahold NV	2,697	29,734
Kraft Foods, Inc.	518	12,121
Lender Processing Services, Inc.	170	4,872
Lighthouse Caledonia AsA (a)	7	0	*
McCormick & Co., Inc.	217	6,391
McKesson Corp.	129	4,773
Millipore Corp. (a)	91	5,378
Monster Worldwide, Inc. (a)	184	2,539
Moody's Corp.	99	2,922
MPS Group, Inc. (a)	633	5,089
PAREXEL International Corp. (a)	343	3,399
PDL BioPharma, Inc.	200	1,430
PepsiCo, Inc.	1,040	51,750
Philip Morris International, Inc.	995	36,019
Procter & Gamble Co.	1,600	79,104
Ralcorp Holdings, Inc. (a)	107	6,116
Reckitt Benckiser Group PLC	914	36,062
Regeneron Pharmaceuticals, Inc. (a)	406	5,384
Rent-A-Center, Inc. (a)	556	10,703
Reynolds American, Inc.	56	2,127
Robert Half International, Inc.	234	5,621
RR Donnelley & Sons Co.	523	6,093
Safeway, Inc.	146	2,884
SAIC, Inc. (a)	1,263	22,860
Service Corporation International	1,919	8,693
Shiseido Co. Ltd.	1,131	19,851
Strayer Education, Inc.	75	14,206
Sysco Corp.	768	17,917
The JM Smucker Co.	123	4,846
The Western Union Co.	1,331	22,294
Tootsie Roll Industries, Inc.	126	3,068
Toppan Printing Co. Ltd.	4,222	31,764
Toyo Suisan Kaisha Ltd.	66	1,286
Transurban Group	3,848	12,473
Unilever PLC	1,843	36,154
Universal Corp.	127	3,830
Watson Wyatt Worldwide, Inc.	224	11,883
Whole Foods Market, Inc.	266	5,514
		1,145,194

Energy — 6.4%
Anadarko Petroleum Corp.	152	6,545
Apache Corp.	328	23,898
Arch Coal, Inc.	219	3,059
Atwood Oceanics, Inc. (a)	282	6,294
Baker Hughes, Inc.	174	6,191
BJ Services Co.	650	9,029
BP PLC	10,920	77,948
Cameron International Corp. (a)	384	9,823
Canadian Natural Resources Ltd.	183	8,435
CGG-Veritas (a)	1,680	24,653
Chevron Corp.	754	49,839
China Petroleum and Chemical Corp. - ADR	300	23,280
CNOOC Limited - ADR	300	33,405
ConocoPhillips Co.	527	21,607
Consol Energy, Inc.	322	10,072
Cosmo Oil Co. Ltd.	9,223	26,278
Denbury Resources, Inc. (a)	388	6,317
El Paso Corp.	1,558	10,750
EnCana Corp.	218	9,990
ENI SpA	1,994	43,402
ENSCO International, Inc.	261	7,381
EOG Resources, Inc.	132	8,379
Exxon Mobil Corp.	1,955	130,339
FMC Technologies, Inc. (a)	228	7,804
Halliburton Co.	468	9,463
Helmerich & Payne, Inc.	151	4,654
Marathon Oil Corp.	138	4,099
Mariner Energy, Inc. (a)	631	7,181
Murphy Oil Corp.	303	14,456
National Fuel Gas Co.	138	4,514
National Oilwell Varco, Inc. (a)	749	22,680
Nippon Oil Corp.	6,485	33,732
Noble Corp.	871	23,804
Noble Energy, Inc.	292	16,571
Occidental Petroleum Corp.	316	17,788
Oceaneering International, Inc. (a)	114	5,195
Oneok, Inc.	204	5,339
Peabody Energy Corp.	158	4,170
PetroChina Co. Limited - ADR	400	34,764
Petroleo Brasileiro S.A. - ADR	2,000	67,140
Petroleo Brasileiro S.A. - SADR	2,700	72,846
Pride International, Inc. (a)	317	7,196
Rowan Companies, Inc.	225	3,512
Royal Dutch Shell PLC - A Shares	2,435	56,665
Royal Dutch Shell PLC - A Shares	387	8,997
Royal Dutch Shell PLC - B Shares	432	9,951
Sasol Ltd - SADR	800	24,088
Schlumberger Ltd.	619	30,325
SEACOR Holdings, Inc. (a)	127	8,346
Sherritt International Corp.	2,072	8,907
Showa Shell Sekiyu KK	2,888	25,271
Smith International, Inc.	450	11,633
Southwestern Energy Co. (a)	592	21,229
Spectra Energy Corp.	197	2,857
St Mary Land & Exploration Co.	324	5,790
Sunoco, Inc.	289	7,661
Superior Energy Services, Inc. (a)	380	7,300
Tesoro Corp.	326	4,972
Total SA	1,430	72,555
Transocean, Ltd. (a)	166	11,202
Valero Energy Corp.	180	3,571
Weatherford International Ltd. (a)	364	6,053
Williams Companies, Inc.	331	4,667
		1,255,862

Financial — 8.0%
ACE Ltd.	141	6,531
Acom Co. Ltd.	671	16,090
Alexandria Real Estate Equities, Inc.	153	5,581
Allco Finance Group Ltd. (a)	119	12
Alpha Bank AE	63	621
American Express Co.	544	13,720
American Home Mortgage Investments Corp. (a)	327	6
AmeriCredit Corp. (a)	873	8,878
Aon Corp.	83	3,503
Apartment Investment & Management Co.	32	234
Arthur J Gallagher & Co.	200	4,496
Associated Banc Corp.	239	3,697
Assurant, Inc.	204	4,986
AvalonBay Communities, Inc.	138	7,840
AXA	1,927	32,497
Babcock & Brown Ltd.	97	23
Banco Bilbao Vizcaya Arg.	3,789	41,514
Banco Bradesco S.A. - ADR	2,700	33,156
Banco Santander SA	970	9,331
Banco Santander SA	22	202
Banco Santander SA - SADR	210	1,922
BanCorpsouth, Inc.	530	12,323
Bank of New York Mellon Corp.	442	11,262
Bank of Nova Scotia	353	8,418
BB&T Corp.	174	4,061
BioMed Realty Trust, Inc.	502	5,728
Bradford & Bingley PLC	128	37
BRE Properties, Inc.	263	6,462
Cathay General BanCorp.	358	4,017
CB Richard Ellis Group, Inc. (a)	333	2,498
China Life Insurance Co., Ltd. - ADR	800	42,359
Chubb Corp.	158	6,154
Cincinnati Financial Corp.	372	8,909
CIT Group, Inc.	764	1,696
Citigroup, Inc.	75	229
Commerce Bancshares, Inc.	145	4,800
Corio NV	530	23,690
Credit Saison Co. Ltd.	2,056	22,848
Criteria CaixaCorp SA	5,201	19,613
Cullen/Frost Bankers, Inc.	122	5,745
DB RREEF Trust	22,509	11,942
Delphi Financial Group, Inc.	253	4,369
Developers Diversified Realty Corp.	304	1,257
E*Trade Financial Corp. (a)	3,264	4,668
EFG Eurobank Ergasias SA	43	341
Essex Property Trust, Inc.	129	8,190
Federated Investors, Inc.	195	4,462
Fidelity National Financial, Inc.	427	7,742
First American Corp.	163	4,577
First Horizon National Corp.	547	6,300
First Midwest BanCorp., Inc.	394	3,491
First Niagara Financial Group	823	11,143
FirstFed Financial Corp. (a)	92	40
FirstMerit Corp.	593	11,510
Franklin Resources, Inc.	70	4,234
Fremont General Corp. (a)	564	47
Fulton Financial Corp.	1,177	7,780
Genworth Financial, Inc.	144	340
HCC Insurance Holdings, Inc.	221	5,286
HCP, Inc.	489	10,734
HDFC Bank Ltd. - ADR	200	14,804
Home Properties, Inc.	141	5,138
Host Hotels & Resorts, Inc.	1,150	8,844
Hudson City BanCorp, Inc.	999	12,547
Huntington Bancshares, Inc.	909	2,536
Hysan Development Co. Ltd.	3,420	6,249
ICICI Bank Ltd. - SADR	700	14,441
IndyMac Bancorp., Inc. (a)	419	27
IntercontinentalExchange, Inc. (a)	110	9,636
Invesco PLC	726	10,687
Investment Technology Group, Inc. (a)	179	4,078
Irish Life & Permanent PLC	3,212	8,075
Itau Unibanco Banco Mutiplo SA - ADR	3,350	45,995
Janus Capital Group, Inc.	402	4,032
KB Financial Group, Inc. - ADR	600	19,128
Keppel Land Ltd.	9,198	10,686
Kilroy Realty Corp.	134	2,886
Kimco Realty Corp.	527	6,335
Liberty Property Trust	178	4,333
Lincoln National Corp.	118	1,326
Loews Corp.	194	4,829
Manulife Financial Corp.	540	9,195
Marsh & McLennan Companies, Inc.	178	3,754
Marshall & Ilsley Corp.	568	3,283
MBIA, Inc. (a)	542	2,564
Mediobanca SpA	2,470	28,695
MetLife, Inc.	559	16,630
Mid-America Apartment Communities	105	3,884
Morgan Stanley	374	8,841
Muenchener Rueckversicherungs AG	257	35,094
National Retail Properties, Inc.	534	9,473
Nationwide Health Properties, Inc.	692	17,085
New World Development Ltd.	27,745	36,731
Nordea Bank AB	4,007	30,184
Northern Rock PLC (a)	66	88
NYSE Euronext, Inc.	124	2,873
Old Mutual PLC	44,404	44,866
Old National BanCorp	534	7,278
Old Republic International Corp.	588	5,510
People's United Financial, Inc.	311	4,858
Principal Financial Group, Inc.	85	1,389
ProAssurance Corp. (a)	124	5,449
Prosperity Bancshares, Inc.	259	7,192
Prudential Financial, Inc.	151	4,361
Public Storage, Inc.	55	3,677
Ratos AB	1,415	24,537
Raymond James Financial, Inc.	195	3,060
Realty Income Corp.	688	15,363
Regency Centers Corp.	100	3,745
RLI Corp.	92	4,419
Royal & Sun Alliance Insurance Group PLC	15,024	29,161
Royal Bank of Canada	399	14,143
Selective Insurance Group	329	4,856
Senior Housing Properties Trust	656	10,752
Shinhan Financial Group Co., Ltd.	300	14,805
Shinsei Bank Ltd.	18,490	24,185
Simon Property Group, Inc.	131	6,760
Singapore Exchange Ltd.	6,353	26,905
Standard Chartered PLC	2,768	43,324
Standard Life PLC	7,331	20,639
State Street Corp.	169	5,768
Sterling Bancshares, Inc.	493	3,278
Sumitomo Mitsui Financial Group, Inc.	700	24,132
Susquehanna Bancshares, Inc.	636	5,126
SVB Financial Group (a)	139	2,886
T Rowe Price Group, Inc.	462	17,796
TCF Financial Corp.	247	3,436
The 77 Bank Ltd.	5,165	26,342
The Allstate Corp.	186	4,339
The Charles Schwab Corp.	445	8,224
The Goldman Sachs Group, Inc.	135	17,348
The Gunma Bank Ltd.	3,165	15,661
The Nasdaq Stock Market, Inc. (a)	248	4,769
The Travelers Companies, Inc.	216	8,886
Torchmark Corp.	189	5,543
Toronto-Dominion Bank	474	15,657
Umpqua Holdings Corp.	361	3,462
UniCredit SpA	13,113	32,429
UNIQA Versicherungen AG	323	6,330
United Bankshares, Inc.	255	6,615
United Community Banks, Inc.	381	2,457
Unum Group	829	13,546
Urban Corp.	68	1
US BanCorp.	671	12,226
W Holding Co., Inc.	5	116
Washington Federal, Inc.	589	7,645
Washington Mutual, Inc. (a)	271	30
Wells Fargo & Co.	1,313	26,273
Whitney Holding Corp.	469	5,609
WR Berkley Corp.	300	7,173
XL Capital Ltd.	55	523
Zenith National Insurance Corp.	288	6,564
Zion Bancorporation	256	2,798
Zurich Financial Services AG	227	42,595
		1,575,945

Healthcare — 5.1%
Abbott Laboratories	564	23,603
Aetna, Inc.	283	6,229
Allergan, Inc.	129	6,019
American Medical Systems Holdings, Inc. (a)	295	3,649
Amerigroup Corp. (a)	214	6,392
AmerisourceBergen Corp.	283	9,520
Arthrocare Corp. (a)	108	869
AstraZeneca PLC	1,241	43,787
Baxter International, Inc.	337	16,345
Becton, Dickinson & Co.	102	6,169
Bristol-Myers Squibb Co.	769	14,765
Cephalon, Inc. (a)	129	8,464
Covance, Inc. (a)	122	4,792
Coventry Health Care, Inc. (a)	269	4,280
CR Bard, Inc.	169	12,105
Cubist Pharmaceuticals, Inc. (a)	222	3,685
DaVita, Inc. (a)	201	9,320
Dentsply International, Inc.	273	7,813
Edwards Lifesciences Corp. (a)	300	19,014
Eli Lilly & Co.	377	12,411
Endo Pharmaceuticals Holdings (a)	222	3,672
Express Scripts, Inc. (a)	296	18,935
Facet Biotech Corp. (a)	40	374
Forest Laboratories, Inc. (a)	636	13,795
Fresenius Medical Care AG & Co.	662	26,016
Gen-Probe, Inc. (a)	242	11,655
Gilead Sciences, Inc. (a)	502	22,992
H. Lundbeck A/S (a)	1,299	23,651
Haemonetics Corp. (a)	111	5,731
Health Management Associates, Inc. (a)	1,897	8,859
Health Net, Inc. (a)	215	3,105
Henry Schein, Inc. (a)	139	5,705
Humana, Inc. (a)	139	4,000
IDEXX Laboratories, Inc. (a)	314	12,340
Immucor, Inc. (a)	383	6,239
Intuitive Surgical, Inc. (a)	65	9,342
Invacare Corp.	258	3,971
Johnson & Johnson	1,029	53,878
King Pharmaceuticals, Inc. (a)	474	3,735
Laboratory Corporation of America Holdings (a)	206	13,215
LifePoint Hospitals, Inc. (a)	449	11,607
Magellan Health Services, Inc. (a)	161	4,759
Medco Health Solutions, Inc. (a)	300	13,065
MEDNAX, Inc. (a)	229	8,221
Medtronic, Inc.	615	19,680
Merck & Co., Inc.	1,231	29,839
Mitsubishi Tanabe Pharma Corp.	2,093	19,885
Mylan, Inc. (a)	715	9,474
NBTY, Inc. (a)	247	6,400
Novartis AG	1,513	57,524
Omnicare, Inc.	247	6,350
Ono Pharmaceutical Co. Ltd.	538	22,802
Patterson Companies, Inc. (a)	215	4,399
Pfizer, Inc.	2,485	33,200
Pharmaceutical Product Development, Inc.	171	3,353
Psychiatric Solutions, Inc. (a)	295	5,720
ResMed, Inc. (a)	128	4,922
Roche Holding AG Genus	58	8,013
Sanofi-Aventis	940	54,441
St. Jude Medical, Inc. (a)	145	4,860
STERIS Corp.	511	12,315
Styrker Corp.	158	6,116
Taisho Pharmaceutical Co. Ltd.	1,079	19,715
Techne Corp.	204	11,673
Tenet Healthcare Corp. (a)	3,728	8,388
Teva Pharmaceutical Industries Ltd.	1,515	66,494
United Therapeutics Corp. (a)	114	7,160
UnitedHealth Group, Inc.	661	15,547
Universal Health Services, Inc.	83	4,183
Valeant Pharmaceuticals International (a)	468	7,844
Varian Medical Systems, Inc. (a)	243	8,109
VCA Antech, Inc. (a)	387	9,683
Watson Pharmaceuticals, Inc. (a)	204	6,312
WellPoint, Inc. (a)	174	7,440
West Pharmaceutical Services, Inc.	133	4,342
Zimmer Holdings, Inc. (a)	106	4,663
		998,939

Industrial — 6.2%
3M Co.	244	14,054
ABB Ltd. (a)	1,202	17,238
Acuity Brands, Inc.	180	5,173
Agilent Technologies, Inc. (a)	173	3,159
Alfa Laval AB	3,078	27,644
Alliant Techsystems, Inc. (a)	167	13,302
Amada Co. Ltd.	5,130	31,469
Amphenol Corp.	299	10,118
Aptargroup, Inc.	329	10,209
Arkansas Best Corp.	139	3,208
Avnet, Inc. (a)	236	5,166
BAE Systems PLC	5,432	28,789
BE Aerospace, Inc. (a)	435	4,694
Bemis Co., Inc.	205	4,928
Benchmark Electronics, Inc. (a)	444	5,386
Boeing Co.	362	14,498
Brambles Ltd.	5,810	24,997
Briggs & Stratton Corp.	283	4,211
Carlisle Companies, Inc.	254	5,779
Casio Computer Co. Ltd.	87	656
CH Robinson Worldwide, Inc.	304	16,161
Cie de Saint-Gobain SA	701	25,438
Clarcor, Inc.	216	6,713
CSX Corp.	228	6,747
Cummins, Inc.	728	24,752
Curtiss-Wright Corp.	187	5,978
Danaher Corp.	144	8,415
Dionex Corp. (a)	77	4,851
Donaldson Co., Inc.	358	11,810
Dover Corp.	425	13,082
Eagle Materials, Inc.	195	5,421
Eaton Corp.	341	14,936
EMCOR Group, Inc. (a)	352	7,318
Esterline Technologies Corp. (a)	153	4,032
European Aeronautic Defence & Space Co.	1,673	24,351
Expeditors International Washington, Inc.	373	12,947
FedEx Corp.	118	6,603
Flextronics International Ltd. (a)	1,452	5,634
FLIR Systems, Inc. (a)	213	4,724
Flowserve Corp.	96	6,518
Fluor Corp.	308	11,664
FUJIFILM Holdings Corp.	1,371	34,752
Gardner Denver Inc. (a)	284	7,560
Garmin Ltd.	90	2,267
GATX Corp.	329	9,906
General Dynamics Corp.	118	6,097
General Electric Co.	3,628	45,893
Golden Ocean Group Ltd.	12,000	9,305
Goodrich Corp.	219	9,697
Harsco Corp.	161	4,436
Honeywell International, Inc.	227	7,085
IDEX Corp.	414	10,454
Ingersoll-Rand Co. Ltd.	71	1,546
Itron, Inc. (a)	145	6,670
ITT Corp.	319	13,082
Jabil Circuit, Inc.	301	2,438
Jacobs Engineering Group, Inc. (a)	189	7,190
JGC Corp.	2,084	27,153
Joy Global, Inc.	176	4,488
Kaydon Corp.	118	3,771
L-3 Communications Holdings, Inc.	219	16,677
Landstar System, Inc.	275	9,793
Leggett & Platt, Inc.	352	5,055
Lincoln Electric Holdings, Inc.	209	9,307
MAN AG	545	33,533
Martin Marietta Materials, Inc.	80	6,722
Matthews International Corp.	129	4,040
Moog, Inc. (a)	159	4,258
MTR Corp.	12,433	31,604
Mueller Industries, Inc.	292	6,415
National Instruments Corp.	237	5,223
Nippon Express Co. Ltd.	6,315	22,475
Nordson Corp.	167	6,059
Norfolk Southern Corp.	114	4,068
Northrop Grumman Corp.	113	5,464
Old Dominion Freight Line, Inc. (a)	132	3,716
Overseas Shipholding Group, Inc.	202	5,799
Pall Corp.	242	6,391
Parker Hannifin Corp.	330	14,966
Pentair, Inc.	203	5,408
Precision Castparts Corp.	60	4,492
Regal-Beloit Corp.	134	5,444
Republic Services, Inc.	602	12,642
Rockwell Automation, Inc.	196	6,192
Rockwell Collins, Inc.	294	11,275
Rockwool International A/S	272	21,138
Ryder System, Inc.	122	3,378
Sacyr Vallehermoso SA	1	10
Sealed Air Corp.	297	5,661
Skanska AB	2,681	29,244
Snap-On, Inc.	298	10,108
SonoCo. Products Co.	195	4,760
Sulzer AG	470	25,816
Sumitomo Electric Industries Ltd.	3,552	34,358
Svenska Cellulosa AB	2,701	26,356
Teledyne Technologies, Inc. (a)	177	5,652
Teleflex, Inc.	212	9,112
Tetra Tech, Inc. (a)	449	11,027
Textron, Inc.	72	773
The Brink's Co.	165	4,678
The Manitowoc Co., Inc.	239	1,422
The Stanley Works	163	6,199
Tredegar Corp.	160	2,813
Trimble Navigation Ltd. (a)	251	5,381
Union Pacific Corp.	198	9,730
United Technologies Corp.	348	16,996
URS Corp. (a)	387	17,051
Varian, Inc. (a)	123	4,061
Wabtec Corp.	259	9,878
Waste Connections, Inc. (a)	371	9,564
Waters Corp. (a)	175	7,730
Werner Enterprises, Inc.	322	5,265
Wesfarmers Ltd.	230	3,779
Worthington Industries, Inc.	545	8,121
		1,223,642

Technology — 5.5%
ACI Worldwide, Inc. (a)	159	2,746
Adobe Systems, Inc. (a)	249	6,810
Advanced Micro Devices, Inc. (a)	849	3,065
Affiliated Computer Services, Inc. (a)	156	7,547
Altera Corp.	601	9,802
Ansys, Inc. (a)	366	10,109
Apple, Inc. (a)	455	57,253
Autodesk, Inc. (a)	384	7,657
BMC Software, Inc. (a)	330	11,441
Broadridge Financial Solutions, Inc.	337	6,521
CA, Inc.	182	3,140
CACI International, Inc. (a)	127	5,023
Cerner Corp. (a)	104	5,595
Citrix Systems, Inc. (a)	350	9,986
Cognizant Technology Solutions (a)	504	12,494
Computer Sciences Corp. (a)	387	14,304
Computershare Ltd.	5,184	34,436
Compuware Corp. (a)	640	4,787
Cree, Inc. (a)	328	8,984
CSG Systems International, Inc. (a)	250	3,625
Dell, Inc. (a)	2,247	26,110
Dun & Bradstreet Corp.	114	9,280
EMC Corp. (a)	1,122	14,059
Factset Research Systems, Inc.	73	3,912
Fidelity National Information Services, Inc.	340	6,069
Fiserv, Inc. (a)	291	10,860
Global Payments, Inc.	128	4,104
Hewlett-Packard Co.	1,640	59,007
IBM Corp.	497	51,295
Informatica Corp. (a)	338	5,374
Infosys Technologies Ltd. - SADR	1,000	30,810
Intel Corp.	3,026	47,750
Intersil Corp.	262	3,039
Intuit, Inc. (a)	543	12,560
Jack Henry & Associates, Inc.	573	10,325
Lexmark International, Inc. (a)	174	3,414
Linear Technology Corp.	379	8,255
MEMC Electronic Materials, Inc. (a)	96	1,555
Metavante Technologies, Inc. (a)	267	6,299
Micrel, Inc.	350	2,625
Micron Technology, Inc. (a)	1,073	5,236
MICROS Systems, Inc. (a)	425	8,917
Microsemi Corp. (a)	382	5,126
Microsoft Corp.	4,935	99,983
NEC Corp. (a)	800	8,371
NetApp, Inc. (a)	506	9,260
Nomura Research Institute Ltd.	153	2,706
Novell, Inc. (a)	658	2,474
Novellus Systems, Inc. (a)	195	3,522
NVIDIA Corp. (a)	315	3,616
Oracle Corp. (a)	2,765	53,475
Palm, Inc. (a)	584	6,126
Parametric Technology Corp. (a)	782	8,719
Paychex, Inc.	147	3,970
Pitney Bowes, Inc.	479	11,755
QLogic Corp. (a)	305	4,325
Research In Motion Ltd. (a)	172	11,880
Rohm Co. Ltd.	636	38,885
Sage Group PLC	4,473	12,275
SAP AG	1,075	40,859
Seiko Epson Corp.	1,454	20,374
Semtech Corp. (a)	501	7,224
Silicon Laboratories, Inc. (a)	222	7,384
Skyworks Solutions, Inc. (a)	1,264	11,174
Taiwan Semiconductor - ADR	7,700	81,389
Teradata Corp. (a)	334	5,584
Teradyne, Inc. (a)	374	2,222
Texas Instruments, Inc.	731	13,202
Total System Services, Inc.	451	5,624
Varian Semiconductor Equipment Associates, Inc. (a)	332	8,496
Western Digital Corp. (a)	450	10,584
Wind River Systems, Inc. (a)	497	3,643
Xerox Corp.	414	2,530
Xilinx, Inc.	607	12,407
		1,075,344

Utilities — 3.5%
AGL Resources, Inc.	532	16,582
Allegheny Energy, Inc.	260	6,739
Allete, Inc.	146	3,802
Alpiq Holding AG (a)	33	12,431
Ameren Corp.	455	10,474
American Electric Power Co., Inc.	128	3,377
Aqua America, Inc.	262	4,808
Atmos Energy Corp.	603	14,900
Avista Corp.	412	6,201
Black Hills Corp.	299	5,944
Brookfield Infrastructure Partners LP	3	41
Centerpoint Energy, Inc.	560	5,958
Centrica PLC	9,122	30,633
Chubu Electric Power Co., Inc.	1,145	25,193
Cleco Corp.	412	8,689
CMS Energy Corp.	440	5,289
Companhia Energetica de Minas Gerais - SADR	500	7,525
Dominion Resources, Inc.	257	7,751
DPL, Inc.	224	5,024
DTE Energy Co.	388	11,473
Dynegy, Inc. (a)	800	1,424
Edison SpA (a)	10,491	13,347
El Paso Electric Co. (a)	365	5,037
Empresa Nacional de Electricidad S.A. - SADR	200	7,670
Enel SpA	5,924	32,392
Enersis S.A. - SADR	500	7,495
Entergy Corp.	81	5,246
EQT Corp.	203	6,827
Exelon Corp.	248	11,440
FirstEnergy Corp.	118	4,826
Fortum Oyj	1,308	26,618
FPL Group, Inc.	131	7,046
Gas Natural SDG SA	1,119	17,916
Great Plains Energy, Inc.	363	5,253
Hawaiian Electric Industries, Inc.	641	9,961
HongKong Electric Holdings Ltd.	4,435	26,209
Iberdrola SA	4,953	39,322
IDACORP, Inc.	348	8,342
Integrys Energy Group, Inc.	163	4,305
Korea Electric Power Corp. - SADR (a)	900	9,612
Kyushu Electric Power Co., Inc.	1,150	23,729
Nicor, Inc.	88	2,828
NiSource, Inc.	543	5,968
Northeast Utilities	304	6,390
Nortwest Natural Gas Co.	157	6,421
NSTAR	212	6,659
NV Energy, Inc.	449	4,602
OGE Energy Corp.	184	4,731
Pepco Holdings, Inc.	390	4,661
Piedmont Natural Gas Co.	550	13,431
Pinnacle West Capital Corp.	194	5,312
PNM Resources, Inc.	540	4,601
PPL Corp.	160	4,786
Public Service Enterprise Group, Inc.	174	5,192
Questar Corp.	601	17,862
SCANA Corp.	206	6,225
Sempra Energy	75	3,452
Shikoku Electric Power Co., Inc.	880	24,136
Southwest Gas Corp.	332	6,710
TECO Energy, Inc.	407	4,310
The AES Corp. (a)	295	2,086
UGI Corp.	718	16,471
Unisource Energy Corp.	280	7,370
Vector Ltd.	5,143	6,284
Vectren Corp.	516	11,440
Westar Energy, Inc.	696	12,201
WGL Holdings, Inc.	385	11,989
Wisconsin Energy Corp.	233	9,311
		682,280
Total Common Stocks (Cost $13,626,521)		11,021,006

Investment Companies — 2.6%
BLDRS Emerging Markets 50 ADR Index Fund	1,908	59,262
EXOR S.p.A.	2,038	26,077
iShares S&P MidCap 400 Index Fund	4,000	223,400
iShares S&P SmallCap 600 Index Fund	4,700	202,147
Total Investment Companies (Cost $464,593)		510,886

Preferred Stock — 0.1%
Consumer, Non-Cyclical — 0.1%
Henkel KGaA (Cost $30,176)	938	25,382

U.S. Treasury Obligations — 29.9%
U.S. Treasury Bonds — 5.4%
1.38%, 2/15/12	984,000	986,690
8.00%, 11/15/21	258,000	366,118
6.50%, 11/15/26	248,000	324,570
5.38%, 2/15/31	68,000	80,091
5.00%, 5/15/37	253,000	292,057
		1,062,836

U.S. Treasury Notes — 24.5%
4.88%, 4/30/11	947,000	1,020,985
4.38%, 8/15/12	362,000	395,598
4.25%, 8/15/13	757,000	834,888
4.75%, 5/15/14	553,000	625,754
4.63%, 11/15/16	490,000	554,236
4.75%, 8/15/17	356,000	403,281

		4,821,432
Total U.S. Treasury Obligations (Cost $5,888,983)		5,884,268

Money Markets — 9.8%
Dreyfus Cash Management	175,867	175,867
Dreyfus Cash Management Plus	235,117	235,117
Federated Government Obligation Fund-Institutional	1,513,488	1,513,488
Total Money Markets (Cost $1,924,472)		1,924,472

Total Investments		19,366,014
(Cost $21,933,622) (b) — 98.5%

Other assets in excess of liabilities — 1.5%		302,322

NET ASSETS — 100.0%		$19,668,336

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
* Amount rounds to less than $1.00.
ADR American Depository Receipt
SADR Sponsored American Depository Receipt
PLC Public Liability Company

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2009 (Unaudited)

Security Description	Shares or Principal($)	Value($)

Common Stocks — 71.1%
Basic Materials — 5.1%
Agrium, Inc.	231	9,911
Air Products & Chemicals, Inc.	77	5,074
Airgas, Inc.	125	5,390
Allegheny Technologies, Inc.	203	6,644
Anglo American PLC	890	19,539
AngloGold Ashanti Ltd. - ADR	600	18,480
Antofagasta PLC	6,252	54,570
Barrick Gold Corp.	260	7,527
BASF SE	1,438	54,495
BlueScope Steel Ltd.	13,818	23,499
Cameco Corp.	362	8,311
Carpenter Technology Corp.	251	5,188
Cemex SAB de C.V. - SADR	1,700	12,716
CF Industries Holdings, Inc.	295	21,255
Companhia Siderurgica Nacional S.A. - SADR	800	14,816
Companhia Vale do Rio Doce - ADR	2,800	46,228
Companhia Vale do Rio Doce - SADR	4,300	59,038
Cytec Industries, Inc.	277	5,501
Domtar Corp. (a)	1,442	2,624
Dow Chemical Co.	387	6,192
Eastman Chemical Co.	241	9,563
Ecolab, Inc.	374	14,418
EI Du Pont de Nemours & Co.	357	9,960
FMC Corp.	409	19,931
Gerdau S.A. - SADR	1,400	9,940
Gold Corp., Inc.	331	9,047
Gold Fields Ltd. - SADR	1,400	14,560
HB Fuller Co.	532	9,395
Incitec Pivot Ltd.	22,201	34,045
International Flavors & Fragra, Inc.	197	6,146
Kaneka Corp.	5,160	29,822
Koninklijke DSM NV	1,548	48,371
Lubrizol Corp.	210	9,076
Mechel - SADR	400	2,128
Minerals Technologies, Inc.	94	3,496
Monsanto Co.	538	45,671
Nisshin Steel Co. Ltd.	16,338	31,475
Nucor Corp.	559	22,746
Olin Corp.	603	7,598
Orica Ltd.	2,830	34,554
OZ Minerals Ltd.	1,242	677
Plum Creek Timber Co., Inc.	502	17,329
POSCO - ADR	600	46,182
Potash Corporation of Saskatchewan, Inc.	154	11,161
PPG Industries, Inc.	60	2,643
Praxair, Inc.	167	12,460
Rautaruukki OYJ	2,030	38,196
Rayonier, Inc.	182	7,029
RPM International, Inc.	1,028	14,207
Sensient Technologies Corp.	412	9,633
Sigma-Aldrich Corp.	639	28,014
Teck Cominco Ltd.	1,488	15,623
Tenaris S.A. - ADR	500	12,510
ThyssenKrupp AG	1,402	30,108
Titanium Metals Corp.	169	1,148
United States Steel Corp.	309	8,204
Valspar Corp.	830	19,920
Voestalpine AG	1,520	29,465
Yamato Kogyo Co. Ltd.	2,178	24,204
Yara International ASA	1,648	44,940
		1,132,593

Communications — 7.3%
Akamai Technologies, Inc. (a)	330	7,267
Amazon.Com, Inc. (a)	189	15,218
America Movil SAB de C.V. - ADR	1,700	55,845
American Tower Corp. (a)	215	6,828
Anixter International, Inc. (a)	209	8,314
Arris Group, Inc. (a)	920	9,816
AT&T, Inc.	4,759	121,925
CenturyTel, Inc.	326	8,851
Check Point Software Technologies Ltd. (a)	554	12,836
China Mobile Ltd. - SADR	1,700	73,372
China Telecom Corp. Ltd. - SADR	300	14,811
China Unicom (Hong Kong) Limited - ADR	800	9,256
Chunghwa Telecom Co., Ltd. - ADR	1,002	18,938
Ciena Corp. (a)	530	6,334
Cincinnati Bell, Inc. (a)	2,284	6,372
Cisco Systems, Inc. (a)	5,987	115,668
Comcast Corp. - A Shares	1,198	18,521
CommScope, Inc. (a)	416	10,442
Corning, Inc.	977	14,284
Digital River, Inc. (a)	199	7,646
DIRECTV Group, Inc. (a)	1,660	41,052
eBay, Inc. (a)	3,029	49,888
Embarq Corp.	817	29,870
F5 Networks, Inc. (a)	537	14,644
Frontier Communications Corp.	814	5,788
Google, Inc. (a)	140	55,436
Grupo Televisa S.A. - SADR	1,000	15,480
Harmonic, Inc. (a)	874	6,406
Harris Corp.	290	8,868
Hellenic Telecommunications Organization SA	56	860
Idearc, Inc.	351	17
Interpublic Group of Companies, Inc. (a)	1,189	7,443
j2 Global Communications, Inc. (a)	245	5,878
JDS Uniphase Corp. (a)	423	1,950
John Wiley & Sons, Inc.	322	10,916
Juniper Networks, Inc. (a)	283	6,127
Meredith Corp.	255	6,395
Mobile TeleSystems - SADR	400	13,256
Nippon Telegraph & Telephone Corp.	1,300	48,507
Nokia OYJ	2,831	40,943
NTT DoCoMo, Inc.	27	37,506
Omnicom Group, Inc.	600	18,882
Philippine Long Distance Telephone Co.- SADR	200	9,174
Plantronics, Inc.	432	5,504
Portugal Telecom SGPS SA	4,033	31,005
PT Telekomunikasi Indonesia - SADR	500	14,370
Qualcomm, Inc. (a)	1,005	42,532
SK Telecom Co. Ltd. ADR (b)	700	10,969
Softbank Corp.	2,486	39,070
Sprint Nextel Corp. (a)	1,076	4,691
Swisscom AG	128	33,528
Symantec Corp. (a)	473	8,159
Tekelec (a)	476	7,378
Tele Norte Leste Participacoes S.A. - ADR	500	7,775
Telefonos de Mexico SAB de CV - SADR	600	9,600
Tellabs, Inc. (a)	957	5,015
The McGraw-Hill Companies, Inc.	778	23,457
The New York Times Co.	344	1,851
The Walt Disney Co.	2,223	48,684
Thomson Corp.	35	982
Time Warner Cable, Inc. (a)	183	5,898
Time Warner, Inc.	729	15,914
ValueClick, Inc. (a)	664	7,038
Verizon Communications, Inc.	2,430	73,726
Viacom, Inc. (a)	1,101	21,183
Vimpel - Communications - SADR (a)	600	5,652
Virgin Media, Inc.	542	4,184
Vivendi SA	1,764	47,779
Vodafone Group PLC	45,687	84,283
Windstream Corp.	4,579	38,006
WPP Group PLC	5,893	40,670
		1,616,733

Consumer, Cyclical — 7.6%
99 Cents Only Stores (a)	412	4,425
Abercrombie & Fitch Co.	171	4,627
Advance Auto Parts, Inc.	124	5,425
Aeropostale, Inc. (a)	516	17,529
Alaska Air Group, Inc. (a)	383	6,427
ArvinMeritor, Inc.	724	898
AU Optronics Corp. - SADR	1,500	16,275
AutoNation, Inc. (a)	343	6,075
AutoZone, Inc. (a)	289	48,087
Avon Products, Inc.	800	18,208
Bed Bath & Beyond, Inc. (a)	604	18,374
Best Buy Co., Inc.	605	23,220
Big Lots, Inc. (a)	518	14,318
BJ's Wholesale Club, Inc. (a)	154	5,134
Bob Evans Farms, Inc.	243	5,893
Borders Group, Inc. (a)	398	1,087
Brinker International, Inc.	267	4,731
Brink's Home Security Holdings, Inc. (a)	267	7,097
Callaway Golf Co.	584	4,409
Canon Marketing Japan, Inc.	572	6,948
CarMax, Inc. (a)	439	5,602
Carnival Corp.	134	3,602
Casey's General Stores, Inc.	367	9,766
Cato Corp.	208	3,998
Centex Corp.	124	1,357
Chico's FAS, Inc. (a)	1,460	11,154
Cintas Corp.	339	8,699
Citizen Holdings Co. Ltd.	151	684
Coach, Inc. (a)	1,004	24,598
Coca-Cola Amatil Ltd.	4,767	31,666
Compagnie Financiere Richemont SA	1,887	34,054
Copart, Inc. (a)	379	11,897
CVS Caremark Corp.	839	26,663
Darden Restaurants, Inc.	336	12,422
Dick's Sporting Goods, Inc. (a)	458	8,702
DR Horton, Inc.	647	8,443
Dress Barn, Inc. (a)	349	5,284
Family Dollar Stores, Inc.	348	11,550
FamilyMart Co. Ltd.	650	17,861
Fastenal Co.	276	10,587
Fiat SpA	6,200	61,651
Foot Locker, Inc.	374	4,447
Fossil, Inc. (a)	282	5,685
Fred's, Inc.	357	4,877
Furniture Brands International, Inc.	327	1,033
GameStop Corp. (a)	712	21,474
Genuine Parts Co.	889	30,190
GOME Electrical Appliances Holdings Ltd.	3,236	468
Harman International Industries, Inc.	136	2,474
Hasbro, Inc.	337	8,984
HJ Heinz Co.	122	4,199
Home Depot, Inc.	664	17,476
Ingram Micro, Inc. (a)	347	5,038
International Game Technology	170	2,100
International Speedway Corp.	154	3,647
J Crew Group, Inc. (a)	297	5,111
Jack in the Box, Inc. (a)	316	7,770
Jardine Cycle & Carriage Ltd.	2,123	20,477
JetBlue Airways Corp. (a)	1,260	6,212
Jones Apparel Group, Inc.	480	4,435
Kohl's Corp. (a)	148	6,712
Lawson, Inc.	638	24,711
LG Display Co. Ltd. - ADR	700	8,603
Limited Brands, Inc.	772	8,816
Lowe’s Companies, Inc.	819	17,609
Macrovision Solutions Corp. (a)	192	3,882
Marks & Spencer Group PLC	12,819	64,241
Marriott International, Inc.	176	4,147
Marui Group Co. Ltd.	5,834	32,179
Mattel, Inc.	1,074	16,067
McDonald’s Corp.	1,067	56,860
Men's Wearhouse, Inc.	238	4,436
Modine Manufacturing Co.	170	649
Monaco Coach Corp. (a)	125	5
MSC Industrial Direct Co.	315	12,868
Netflix, Inc. (a)	275	12,460
Newell Rubbermaid, Inc.	763	7,973
Nordstrom, Inc.	242	5,476
OPAP SA	938	29,093
O'Reilly Automotive, Inc. (a)	226	8,780
Pacific Sunwear of California, Inc. (a)	693	2,807
Panasonic Corp.	2,857	41,425
Panera Bread Co. (a)	147	8,233
Parkson Retail Group Ltd. (a)	870	1,201
PetSmart, Inc.	235	5,377
Peugeot SA	2,277	53,178
Phillips-Van Heusen Corp.	375	10,886
Polo Ralph Lauren Corp.	516	27,781
Qantas Airways Ltd.	11,255	16,196
Radio Shack Corp.	325	4,576
Regis Corp.	226	4,326
Ross Stores, Inc.	352	13,355
Ryland Group, Inc.	323	6,689
Sankyo Co. Ltd.	833	42,062
Seven & I Holdings Co. Ltd.	559	12,611
Skywest, Inc.	460	5,538
Staples, Inc.	1,148	23,672
Starbucks Corp. (a)	408	5,900
Target Corp.	459	18,938
Tech Data Corp. (a)	478	13,762
The Cheesecake Factory (a)	458	7,955
The Gap, Inc.	1,000	15,540
The Kroger Co.	800	17,296
TJX Companies, Inc.	1,442	40,333
Toll Brothers, Inc. (a)	319	6,463
Toro Co.	259	7,868
Toyoda Gosei Co. Ltd.	2,341	45,598
Tractor Supply Co. (a)	168	6,784
Urban Outfitters, Inc. (a)	230	4,483
VF Corp.	223	13,217
Walgreen Co.	1,411	44,348
Wal-Mart Stores, Inc.	1,050	52,920
Watsco, Inc.	116	4,982
Wendy's/Arby's Group, Inc.	1,266	6,330
Whirlpool Corp.	200	9,032
WMS Industries, Inc. (a)	301	9,665
Wolverine World Wide, Inc.	485	10,103
World Fuel Services Corp.	141	5,376
WW Grainger, Inc.	150	12,582
Wyndham Worldwide Corp.	457	5,338
Wynn Resorts Ltd. (a)	51	2,001
Yum! Brands, Inc.	873	29,115
		1,686,933

Consumer, Non-Cyclical — 7.3%
ABC Learning Centres Ltd.	232	91
Accenture Ltd.	783	23,044
Alberto-Culver Co.	216	4,815
Alliance Data Systems Corp. (a)	172	7,202
Altria Group, Inc.	799	13,048
Apollo Group, Inc. (a)	287	18,067
Archer-Daniels-Midland Co.	1,456	35,847
BearingPoint, Inc. (a)	30	4
Biogen Idec, Inc. (a)	158	7,638
Blyth, Inc.	49	2,160
British American Tobacco PLC	1,629	39,499
Brown-Forman Corp.	175	8,138
Centene Corp. (a)	367	6,742
Chemed Corp.	115	4,868
Christian Dior SA	600	40,629
Church & Dwight Co., Inc.	384	20,893
Cintra Concesiones de Infraest	93	512
Coca-Cola Co.	903	38,874
Colgate-Palmolive Co.	286	16,874
Companhia de Bebidas das Americas - ADR	300	16,914
Convergys Corp. (a)	332	3,357
Corinthian Colleges, Inc. (a)	758	11,673
Corn Products International, Inc.	424	10,134
Corrections Corporation of America (a)	716	10,117
CSL Ltd.	1,695	42,401
Dai Nippon Printing Co. Ltd.	4,278	45,154
Dean Foods (a)	198	4,099
Delhaize Group	655	44,374
Deluxe Corp.	451	6,540
Dr Pepper Snapple Group, Inc. (a)	846	17,521
Experian Group Ltd.	6,499	43,266
Fomento Economico Mexicano, S.A.B. de C.V. - SADR	500	14,155
General Mills, Inc.	112	5,677
Golden Agri-Resources Ltd.	133,344	33,325
H&R Block, Inc.	1,579	23,906
Hansen Natural Corp. (a)	130	5,299
Hormel Foods Corp.	189	5,914
Hutchison Whampoa Ltd.	4,851	28,793
Imperial Tobacco Group PLC	2,058	47,221
InBev NV	735	22,675
ITT Educational Services, Inc. (a)	70	7,054
Kerry Group PLC	688	14,110
Kimberly-Clark Corp.	553	27,174
Kirin Holdings Co. Ltd.	3,381	37,127
Koninklijke Ahold NV	3,659	40,340
Kraft Foods, Inc.	616	14,414
Lender Processing Services, Inc.	206	5,904
Lighthouse Caledonia AsA (a)	8	0	*
McCormick & Co., Inc.	260	7,657
McKesson Corp.	154	5,698
Millipore Corp. (a)	110	6,501
Monster Worldwide, Inc. (a)	227	3,133
Moody's Corp.	720	21,254
MPS Group, Inc. (a)	788	6,336
PAREXEL International Corp. (a)	384	3,805
PDL BioPharma, Inc.	238	1,702
PepsiCo, Inc.	1,856	92,354
Philip Morris International, Inc.	2,135	77,286
Procter & Gamble Co.	1,829	90,425
Ralcorp Holdings, Inc. (a)	129	7,374
Reckitt Benckiser Group PLC	1,233	48,648
Regeneron Pharmaceuticals, Inc. (a)	339	4,495
Rent-A-Center, Inc. (a)	635	12,224
Reynolds American, Inc.	64	2,431
Robert Half International, Inc.	290	6,966
RR Donnelley & Sons Co.	629	7,328
Safeway, Inc.	175	3,456
SAIC, Inc. (a)	1,170	21,177
Service Corporation International	2,457	11,130
Shiseido Co. Ltd.	2,157	37,858
Strayer Education, Inc.	87	16,479
Sysco Corp.	1,715	40,011
Terra Industries, Inc.	400	10,600
The JM Smucker Co.	137	5,398
The Western Union Co.	2,688	45,024
Tiffany & Co.	600	17,364
Tootsie Roll Industries, Inc.	201	4,894
Toppan Printing Co. Ltd.	5,266	39,618
Toyo Suisan Kaisha Ltd.	79	1,540
Transurban Group	5,222	16,927
Unilever PLC	2,354	46,177
Universal Corp.	198	5,972
Watson Wyatt Worldwide, Inc.	274	14,536
Whole Foods Market, Inc.	317	6,571
		1,627,932

Energy — 8.3%
Anadarko Petroleum Corp.	183	7,880
Apache Corp.	328	23,898
Arch Coal, Inc.	281	3,926
Atwood Oceanics, Inc. (a)	316	7,053
Baker Hughes, Inc.	165	5,871
BJ Services Co.	751	10,431
BP PLC	14,819	105,779
Cameron International Corp. (a)	1,060	27,115
Canadian Natural Resources Ltd.	200	9,219
CGG-Veritas (a)	2,235	32,797
Chevron Corp.	1,680	111,047
China Petroleum and Chemical Corp. - ADR	400	31,040
CNOOC Limited - ADR	300	33,405
ConocoPhillips Co.	1,368	56,088
Consol Energy, Inc.	375	11,730
Cosmo Oil Co. Ltd.	13,268	37,803
Denbury Resources, Inc. (a)	1,274	20,741
Diamond Offshore Drilling, Inc.	200	14,482
El Paso Corp.	3,916	27,020
EnCana Corp.	242	11,090
ENI SpA	2,706	58,900
ENSCO International, Inc.	713	20,164
EOG Resources, Inc.	126	7,998
Exxon Mobil Corp.	3,682	245,478
FMC Technologies, Inc. (a)	274	9,379
Halliburton Co.	1,485	30,027
Helmerich & Payne, Inc.	188	5,794
Marathon Oil Corp.	248	7,366
Mariner Energy, Inc. (a)	697	7,932
Murphy Oil Corp.	337	16,078
National Fuel Gas Co.	166	5,430
National Oilwell Varco, Inc. (a)	1,230	37,244
Nippon Oil Corp.	7,583	39,443
Noble Corp.	1,081	29,544
Noble Energy, Inc.	326	18,501
NRG Energy, Inc. (a)	600	10,788
Occidental Petroleum Corp.	324	18,238
Oceaneering International, Inc. (a)	104	4,739
Oneok, Inc.	247	6,464
Peabody Energy Corp.	757	19,977
PetroChina Co. Limited - ADR	400	34,764
Petroleo Brasileiro S.A. - ADR	2,300	77,211
Petroleo Brasileiro S.A. - SADR	3,200	86,335
Pride International, Inc. (a)	294	6,674
Rowan Companies, Inc.	280	4,371
Royal Dutch Shell PLC - A Shares	465	10,811
Royal Dutch Shell PLC - A Shares	3,305	76,911
Royal Dutch Shell PLC - B Shares	519	11,955
Sasol Ltd - SADR	1,000	30,110
Schlumberger Ltd.	1,324	64,863
SEACOR Holdings, Inc. (a)	155	10,187
Sherritt International Corp.	2,486	10,686
Showa Shell Sekiyu KK	3,905	34,170
Smith International, Inc.	555	14,347
Southwestern Energy Co. (a)	664	23,811
Spectra Energy Corp.	197	2,857
St Mary Land & Exploration Co.	374	6,683
Sunoco, Inc.	308	8,165
Superior Energy Services, Inc. (a)	473	9,086
Tesoro Corp.	394	6,009
Total SA	1,941	98,481
Transocean, Ltd. (a)	189	12,754
Valero Energy Corp.	224	4,444
Weatherford International Ltd. (a)	358	5,954
Williams Companies, Inc.	355	5,006
		1,844,544

Financial — 9.8%
ACE Ltd.	104	4,817
Acom Co. Ltd.	911	21,846
AFLAC, Inc.	800	23,112
Alexandria Real Estate Equities, Inc.	175	6,384
Allco Finance Group Ltd. (a)	143	15
Alpha Bank AE	76	749
American Express Co.	1,838	46,354
American Home Mortgage Investments Corp. (a)	408	7
AmeriCredit Corp. (a)	949	9,651
Aon Corp.	503	21,227
Apartment Investment & Management Co.	274	2,000
Arthur J Gallagher & Co.	239	5,373
Associated Banc Corp.	289	4,471
Assurant, Inc.	284	6,941
AvalonBay Communities, Inc.	166	9,430
AXA	2,615	44,099
Babcock & Brown Ltd.	116	27
Banco Bilbao Vizcaya Arg.	5,141	56,324
Banco Bradesco S.A. - ADR	3,200	39,296
Banco Santander SA	27	248
Banco Santander SA - SADR	253	2,315
BanCorpsouth, Inc.	679	15,787
Bank of New York Mellon Corp.	489	12,460
Bank of Nova Scotia	484	11,542
BB&T Corp.	213	4,971
BioMed Realty Trust, Inc.	502	5,728
Bradford & Bingley PLC	153	45
BRE Properties, Inc.	340	8,354
Cathay General BanCorp.	454	5,094
CB Richard Ellis Group, Inc. (a)	400	3,000
China Life Insurance Co., Ltd. - ADR	1,000	52,949
Chubb Corp.	124	4,830
Cincinnati Financial Corp.	454	10,873
CIT Group, Inc.	456	1,012
Citigroup, Inc.	90	275
Commerce Bancshares, Inc.	182	6,024
Corio NV	703	31,422
Credit Saison Co. Ltd.	2,767	30,749
Criteria CaixaCorp SA	7,059	26,620
Cullen/Frost Bankers, Inc.	152	7,158
DB RREEF Trust	30,546	16,206
Delphi Financial Group, Inc.	354	6,114
Developers Diversified Realty Corp.	326	1,345
Downey Financial Corp.	141	4
E*Trade Financial Corp. (a)	3,472	4,965
EFG Eurobank Ergasias SA	52	413
Essex Property Trust, Inc.	166	10,539
Federated Investors, Inc.	236	5,400
Fidelity National Financial, Inc.	523	9,482
First American Corp.	203	5,700
First Horizon National Corp.	324	3,733
First Midwest BanCorp., Inc.	439	3,890
First Niagara Financial Group	969	13,120
FirstFed Financial Corp. (a)	115	51
FirstMerit Corp.	660	12,811
Franklin Resources, Inc.	286	17,297
Fulton Financial Corp.	1,529	10,107
Genworth Financial, Inc.	172	406
HCC Insurance Holdings, Inc.	263	6,291
HCP, Inc.	599	13,148
HDFC Bank Ltd. - ADR	200	14,804
Home Properties, Inc.	169	6,158
Host Hotels & Resorts, Inc.	1,332	10,243
Hudson City BanCorp, Inc.	1,242	15,600
Huntington Bancshares, Inc.	1,023	2,854
Hysan Development Co. Ltd.	4,504	8,229
ICICI Bank Ltd. - SADR	900	18,567
IndyMac Bancorp., Inc. (a)	786	51
IntercontinentalExchange, Inc. (a)	143	12,527
Invesco PLC	809	11,908
Investment Technology Group, Inc. (a)	293	6,675
Irish Life & Permanent PLC	4,359	10,959
Itau Unibanco Banco Mutiplo SA - ADR	3,850	52,860
Janus Capital Group, Inc.	449	4,503
KB Financial Group, Inc. - ADR	700	22,316
Keppel Land Ltd.	13,238	15,380
Kilroy Realty Corp.	215	4,631
Kimco Realty Corp.	598	7,188
Liberty Property Trust	216	5,257
Lincoln National Corp.	86	967
Loews Corp.	145	3,609
Manulife Financial Corp.	588	10,012
Marsh & McLennan Companies, Inc.	217	4,577
Marshall & Ilsley Corp.	693	4,006
MBIA, Inc. (a)	313	1,480
Mediobanca SpA	3,282	38,129
MetLife, Inc.	1,445	42,989
Mid-America Apartment Communities	125	4,624
Morgan Stanley	372	8,794
Muenchener Rueckversicherungs AG	349	47,657
National Retail Properties, Inc.	596	10,573
Nationwide Health Properties, Inc.	772	19,061
New World Development Ltd.	37,895	50,168
Nordea Bank AB	5,438	40,964
Northern Rock PLC (a)	79	105
NovaStar Financial, Inc. (a)	20	18
NYSE Euronext, Inc.	100	2,317
Old Mutual PLC	60,206	60,833
Old National BanCorp	647	8,819
Old Republic International Corp.	720	6,746
People's United Financial, Inc.	222	3,468
Principal Financial Group, Inc.	102	1,667
ProAssurance Corp. (a)	154	6,767
Prosperity Bancshares, Inc.	362	10,053
Prudential Financial, Inc.	180	5,198
Public Storage, Inc.	67	4,480
Ratos AB	1,882	32,635
Raymond James Financial, Inc.	234	3,671
Realty Income Corp.	884	19,740
Regency Centers Corp.	140	5,243
RLI Corp.	110	5,283
Royal & Sun Alliance Insurance Group PLC	20,389	39,574
Royal Bank of Canada	438	15,525
Selective Insurance Group	410	6,052
Senior Housing Properties Trust	726	11,899
Shinhan Financial Group Co., Ltd.	400	19,740
Shinsei Bank Ltd.	24,589	32,162
Simon Property Group, Inc.	115	5,934
Singapore Exchange Ltd.	8,424	35,676
Standard Chartered PLC	3,756	58,788
Standard Life PLC	9,948	28,007
State Street Corp.	799	27,270
Sterling Bancshares, Inc.	588	3,910
Sumitomo Mitsui Financial Group, Inc.	1,000	34,474
Susquehanna Bancshares, Inc.	712	5,739
SVB Financial Group (a)	167	3,467
T Rowe Price Group, Inc.	971	37,403
TCF Financial Corp.	288	4,006
TD Ameritrade Holding Corp. (a)	800	12,728
The 77 Bank Ltd.	7,198	36,711
The Allstate Corp.	241	5,623
The Charles Schwab Corp.	1,534	28,348
The Goldman Sachs Group, Inc.	153	19,661
The Gunma Bank Ltd.	4,198	20,772
The Nasdaq Stock Market, Inc. (a)	199	3,827
The Travelers Companies, Inc.	666	27,399
Torchmark Corp.	229	6,717
Toronto-Dominion Bank	536	17,705
Umpqua Holdings Corp.	432	4,143
UniCredit SpA	17,226	42,601
UNIQA Versicherungen AG	438	8,583
United Bankshares, Inc.	313	8,119
United Community Banks, Inc.	205	1,322
Unum Group	2,215	36,193
Urban Corp.	82	1
US BanCorp.	673	12,262
Washington Federal, Inc.	757	9,826
Washington Mutual, Inc. (a)	273	30
Wells Fargo & Co.	1,420	28,414
Westfield Group	719	5,607
Westfield Group	21	254
Whitney Holding Corp.	605	7,236
WR Berkley Corp.	817	19,534
XL Capital Ltd.	66	628
Zenith National Insurance Corp.	342	7,794
Zion Bancorporation	274	2,995
Zurich Financial Services AG	310	58,170
		2,182,793

Healthcare — 6.6%
Abbott Laboratories	654	27,370
Aetna, Inc.	268	5,899
Allergan, Inc.	154	7,186
American Medical Systems Holdings, Inc. (a)	357	4,416
Amerigroup Corp. (a)	346	10,335
AmerisourceBergen Corp.	356	11,976
Arthrocare Corp. (a)	131	1,055
AstraZeneca PLC	1,684	59,418
Baxter International, Inc.	386	18,721
Becton, Dickinson & Co.	327	19,777
Bristol-Myers Squibb Co.	763	14,650
Cephalon, Inc. (a)	131	8,595
Covance, Inc. (a)	127	4,989
Coventry Health Care, Inc. (a)	304	4,837
CR Bard, Inc.	201	14,398
Cubist Pharmaceuticals, Inc. (a)	264	4,382
DaVita, Inc. (a)	241	11,175
Dentsply International, Inc.	303	8,672
Edwards Lifesciences Corp. (a)	384	24,338
Eli Lilly & Co.	376	12,378
Endo Pharmaceuticals Holdings (a)	266	4,400
Express Scripts, Inc. (a)	616	39,406
Facet Biotech Corp. (a)	47	439
Forest Laboratories, Inc. (a)	1,364	29,585
Fresenius Medical Care AG & Co.	898	35,290
Gen-Probe, Inc. (a)	295	14,207
Gilead Sciences, Inc. (a)	1,182	54,136
H. Lundbeck A/S (a)	1,763	32,099
Haemonetics Corp. (a)	133	6,867
Health Management Associates, Inc. (a)	1,823	8,513
Health Net, Inc. (a)	236	3,408
Henry Schein, Inc. (a)	173	7,100
Humana, Inc. (a)	212	6,101
IDEXX Laboratories, Inc. (a)	356	13,991
Immucor, Inc. (a)	460	7,493
Intuitive Surgical, Inc. (a)	79	11,355
Invacare Corp.	302	4,648
Johnson & Johnson	2,201	115,243
King Pharmaceuticals, Inc. (a)	574	4,523
Laboratory Corporation of America Holdings (a)	449	28,803
LifePoint Hospitals, Inc. (a)	478	12,356
Magellan Health Services, Inc. (a)	258	7,626
Medco Health Solutions, Inc. (a)	290	12,630
MEDNAX, Inc. (a)	315	11,309
Medtronic, Inc.	713	22,816
Merck & Co., Inc.	2,329	56,455
Mitsubishi Tanabe Pharma Corp.	3,111	29,556
Mylan, Inc. (a)	793	10,507
NBTY, Inc. (a)	299	7,747
Novartis AG	2,053	78,054
Omnicare, Inc.	307	7,893
Ono Pharmaceutical Co. Ltd.	746	31,618
Patterson Companies, Inc. (a)	260	5,320
Pfizer, Inc.	5,697	76,112
Pharmaceutical Product Development, Inc.	206	4,040
Psychiatric Solutions, Inc. (a)	269	5,216
ResMed, Inc. (a)	154	5,921
Roche Holding AG Genus	79	10,914
Sanofi-Aventis	1,270	73,553
St. Jude Medical, Inc. (a)	176	5,900
STERIS Corp.	561	13,520
Styrker Corp.	563	21,794
Taisho Pharmaceutical Co. Ltd.	2,095	38,278
Techne Corp.	249	14,248
Tenet Healthcare Corp. (a)	3,588	8,073
Teva Pharmaceutical Industries Ltd.	1,836	80,581
United Therapeutics Corp. (a)	131	8,228
UnitedHealth Group, Inc.	792	18,628
Universal Health Services, Inc.	100	5,040
Valeant Pharmaceuticals International (a)	654	10,961
Varian Medical Systems, Inc. (a)	668	22,291
VCA Antech, Inc. (a)	488	12,210
Watson Pharmaceuticals, Inc. (a)	247	7,642
WellPoint, Inc. (a)	216	9,236
West Pharmaceutical Services, Inc.	166	5,420
Zimmer Holdings, Inc. (a)	130	5,719
		1,459,586

Industrial — 7.6%
3M Co.	238	13,709
ABB Ltd. (a)	1,631	23,390
Acuity Brands, Inc.	217	6,237
Agilent Technologies, Inc. (a)	208	3,798
Alfa Laval AB	4,094	36,768
Alliant Techsystems, Inc. (a)	198	15,771
Amada Co. Ltd.	7,156	43,896
Amphenol Corp.	363	12,284
Aptargroup, Inc.	418	12,971
Arkansas Best Corp.	172	3,970
Avnet, Inc. (a)	294	6,436
BAE Systems PLC	7,167	37,985
BE Aerospace, Inc. (a)	507	5,471
Bemis Co., Inc.	247	5,938
Benchmark Electronics, Inc. (a)	553	6,708
Boeing Co.	425	17,021
Brambles Ltd.	7,885	33,925
Briggs & Stratton Corp.	473	7,038
Carlisle Companies, Inc.	414	9,419
Casio Computer Co. Ltd.	104	785
CH Robinson Worldwide, Inc.	365	19,403
Cie de Saint-Gobain SA	952	34,547
Clarcor, Inc.	292	9,075
CSX Corp.	245	7,250
Cummins, Inc.	877	29,818
Curtiss-Wright Corp.	254	8,120
Danaher Corp.	124	7,247
Dionex Corp. (a)	95	5,985
Donaldson Co., Inc.	413	13,625
Dover Corp.	892	27,456
Eagle Materials, Inc.	239	6,644
Eaton Corp.	405	17,739
EMCOR Group, Inc. (a)	307	6,383
Esterline Technologies Corp. (a)	182	4,796
European Aeronautic Defence & Space Co.	2,214	32,225
Expeditors International Washington, Inc.	450	15,620
FedEx Corp.	103	5,764
Flextronics International Ltd. (a)	1,579	6,127
FLIR Systems, Inc. (a)	234	5,190
Flowserve Corp.	117	7,944
Fluor Corp.	760	28,781
FUJIFILM Holdings Corp.	2,005	50,823
Gardner Denver Inc. (a)	263	7,001
Garmin Ltd.	103	2,595
GATX Corp.	351	10,569
General Dynamics Corp.	541	27,953
General Electric Co.	4,234	53,559
Golden Ocean Group Ltd.	16,000	12,407
Goodrich Corp.	638	28,251
Harsco Corp.	170	4,684
Honeywell International, Inc.	870	27,153
IDEX Corp.	476	12,019
Ingersoll-Rand Co. Ltd.	90	1,959
Itron, Inc. (a)	193	8,878
ITT Corp.	370	15,174
Jabil Circuit, Inc.	476	3,856
Jacobs Engineering Group, Inc. (a)	446	16,966
JGC Corp.	3,101	40,402
Joy Global, Inc.	212	5,406
Kaydon Corp.	141	4,506
L-3 Communications Holdings, Inc.	255	19,418
Landstar System, Inc.	354	12,606
Leggett & Platt, Inc.	437	6,275
Lincoln Electric Holdings, Inc.	266	11,845
MAN AG	740	45,530
Martin Marietta Materials, Inc.	89	7,479
Matthews International Corp.	212	6,640
Moog, Inc. (a)	250	6,695
MTR Corp.	16,520	41,992
Mueller Industries, Inc.	356	7,821
National Instruments Corp.	288	6,348
Nippon Express Co. Ltd.	8,379	29,820
Nordson Corp.	205	7,437
Norfolk Southern Corp.	142	5,067
Northrop Grumman Corp.	102	4,932
Old Dominion Freight Line, Inc. (a)	165	4,645
Overseas Shipholding Group, Inc.	235	6,747
Pall Corp.	292	7,712
Parker Hannifin Corp.	352	15,963
Pentair, Inc.	243	6,474
Precision Castparts Corp.	267	19,988
Regal-Beloit Corp.	161	6,541
Republic Services, Inc.	749	15,729
Rockwell Automation, Inc.	253	7,992
Rockwell Collins, Inc.	737	28,264
Rockwool International A/S	369	28,676
Ryder System, Inc.	152	4,209
Sacyr Vallehermoso SA	2	21
Sealed Air Corp.	413	7,872
Skanska AB	3,564	38,874
Snap-On, Inc.	381	12,924
SonoCo. Products Co.	237	5,785
Sulzer AG	640	35,154
Sumitomo Electric Industries Ltd.	4,802	46,449
Svenska Cellulosa AB	3,666	35,773
Teledyne Technologies, Inc. (a)	163	5,205
Teleflex, Inc.	232	9,971
Tetra Tech, Inc. (a)	541	13,287
Textron, Inc.	90	966
The Brink's Co.	267	7,569
The Manitowoc Co., Inc.	248	1,476
The Mosaic Co.	200	8,090
The Stanley Works	195	7,416
Tredegar Corp.	191	3,358
Trimble Navigation Ltd. (a)	348	7,461
Union Pacific Corp.	184	9,042
United Technologies Corp.	931	45,469
URS Corp. (a)	432	19,034
Varian, Inc. (a)	203	6,703
Wabtec Corp.	242	9,230
Waste Connections, Inc. (a)	446	11,498
Waters Corp. (a)	212	9,364
Werner Enterprises, Inc.	397	6,491
Wesfarmers Ltd.	277	4,552
Worthington Industries, Inc.	606	9,029
		1,688,328

Technology — 7.1%
ACI Worldwide, Inc. (a)	297	5,129
Adobe Systems, Inc. (a)	300	8,205
Advanced Micro Devices, Inc. (a)	1,050	3,791
Affiliated Computer Services, Inc. (a)	188	9,095
Altera Corp.	726	11,841
Ansys, Inc. (a)	453	12,512
Apple, Inc. (a)	920	115,763
Autodesk, Inc. (a)	462	9,212
BMC Software, Inc. (a)	400	13,868
Broadridge Financial Solutions, Inc.	182	3,522
CA, Inc.	227	3,916
CACI International, Inc. (a)	154	6,091
Cerner Corp. (a)	124	6,671
Citrix Systems, Inc. (a)	416	11,868
Cognizant Technology Solutions (a)	1,206	29,897
Computer Sciences Corp. (a)	477	17,630
Computershare Ltd.	7,035	46,731
Compuware Corp. (a)	769	5,752
Cree, Inc. (a)	444	12,161
CSG Systems International, Inc. (a)	302	4,379
Dell, Inc. (a)	4,327	50,280
Dun & Bradstreet Corp.	124	10,094
EMC Corp. (a)	1,316	16,489
Factset Research Systems, Inc.	88	4,716
Fidelity National Information Services, Inc.	413	7,372
Fiserv, Inc. (a)	350	13,062
Global Payments, Inc.	159	5,098
Hewlett-Packard Co.	2,918	104,990
IBM Corp.	1,180	121,787
Informatica Corp. (a)	605	9,620
Infosys Technologies Ltd. - SADR	1,200	36,972
Intel Corp.	3,426	54,062
Intersil Corp.	318	3,689
Intuit, Inc. (a)	656	15,173
Jack Henry & Associates, Inc.	732	13,191
Lexmark International, Inc. (a)	125	2,453
Linear Technology Corp.	468	10,193
Lockheed Martin Corp.	200	15,706
MEMC Electronic Materials, Inc. (a)	118	1,912
Metavante Technologies, Inc. (a)	265	6,251
Micrel, Inc.	435	3,263
Micron Technology, Inc. (a)	1,439	7,022
MICROS Systems, Inc. (a)	516	10,826
Microsemi Corp. (a)	469	6,294
Microsoft Corp.	8,468	171,561
NEC Corp. (a)	1,100	11,510
NetApp, Inc. (a)	654	11,968
Nomura Research Institute Ltd.	264	4,668
Novell, Inc. (a)	797	2,997
Novellus Systems, Inc. (a)	243	4,389
NVIDIA Corp. (a)	277	3,180
Oracle Corp.	4,805	92,929
Palm, Inc. (a)	727	7,626
Parametric Technology Corp. (a)	1,002	11,172
Paychex, Inc.	171	4,619
Pitney Bowes, Inc.	554	13,595
QLogic Corp. (a)	379	5,374
Research In Motion Ltd. (a)	187	12,916
Rohm Co. Ltd.	843	51,542
Sage Group PLC	6,070	16,658
SAP AG	1,458	55,417
Seiko Epson Corp.	1,965	27,535
Semtech Corp. (a)	433	6,244
Silicon Laboratories, Inc. (a)	363	12,073
Skyworks Solutions, Inc. (a)	1,414	12,500
Taiwan Semiconductor - ADR	9,200	97,244
Teradata Corp. (a)	340	5,685
Teradyne, Inc. (a)	466	2,768
Texas Instruments, Inc.	857	15,477
Total System Services, Inc.	503	6,272
Varian Semiconductor Equipment Associates, Inc. (a)	413	10,569
Western Digital Corp. (a)	559	13,148
Wind River Systems, Inc. (a)	618	4,530
Xerox Corp.	503	3,073
Xilinx, Inc.	755	15,432
		1,583,220

Utilities — 4.4%
AGL Resources, Inc.	671	20,915
Allegheny Energy, Inc.	914	23,691
Allete, Inc.	175	4,557
Alpiq Holding AG (a)	45	16,951
Ameren Corp.	560	12,891
American Electric Power Co., Inc.	755	19,917
Aqua America, Inc.	311	5,707
Atmos Energy Corp.	775	19,150
Avista Corp.	507	7,630
Black Hills Corp.	338	6,719
Brookfield Infrastructure Partners LP	4	55
Centerpoint Energy, Inc.	690	7,342
Centrica PLC	12,379	41,572
Chubu Electric Power Co., Inc.	1,495	32,894
Cleco Corp.	530	11,178
CMS Energy Corp.	516	6,202
Companhia Energetica de Minas Gerais - SADR	600	9,030
Dominion Resources, Inc.	190	5,730
DPL, Inc.	264	5,922
DTE Energy Co.	823	24,336
Dynegy, Inc. (a)	996	1,773
Edison SpA (a)	14,237	18,113
El Paso Electric Co. (a)	429	5,920
Emerson Electric Co.	600	20,424
Empresa Nacional de Electricidad S.A. - SADR	200	7,670
Enel SpA	8,039	43,957
Enersis S.A. - SADR	500	7,495
Entergy Corp.	70	4,534
EQT Corp.	220	7,399
Exelon Corp.	641	29,569
FirstEnergy Corp.	496	20,286
Fortum Oyj	1,732	35,247
FPL Group, Inc.	119	6,401
Gas Natural SDG SA	1,518	24,304
Great Plains Energy, Inc.	446	6,454
Hawaiian Electric Industries, Inc.	720	11,189
HongKong Electric Holdings Ltd.	5,522	32,633
Iberdrola SA	6,721	53,358
IDACORP, Inc.	391	9,372
Integrys Energy Group, Inc.	221	5,837
Korea Electric Power Corp. - SADR (a)	1,000	10,680
Kyushu Electric Power Co., Inc.	1,480	30,538
Nicor, Inc.	105	3,375
NiSource, Inc.	808	8,880
Northeast Utilities	364	7,651
Nortwest Natural Gas Co.	248	10,143
NSTAR	255	8,010
NV Energy, Inc.	532	5,453
OGE Energy Corp.	216	5,553
Pepco Holdings, Inc.	489	5,844
Piedmont Natural Gas Co.	624	15,238
Pinnacle West Capital Corp.	235	6,434
PNM Resources, Inc.	608	5,180
PPL Corp.	123	3,679
Public Service Enterprise Group, Inc.	278	8,296
Questar Corp.	1,163	34,564
SCANA Corp.	249	7,525
Sempra Energy	89	4,096
Shikoku Electric Power Co., Inc.	1,196	32,803
Southwest Gas Corp.	391	7,902
TECO Energy, Inc.	493	5,221
The AES Corp. (a)	2,353	16,636
UGI Corp.	903	20,715
Unisource Energy Corp.	328	8,633
Vector Ltd.	6,979	8,528
Vectren Corp.	664	14,721
Westar Energy, Inc.	775	13,586
WGL Holdings, Inc.	428	13,328
Wisconsin Energy Corp.	342	13,666
		971,202
Total Common Stocks (Cost $18,707,594)		15,793,864

Investment Companies — 2.6%
BLDRS Emerging Markets 50 ADR Index Fund	2,170	67,400
EXOR S.p.a.	2,766	35,392
iShares S&P MidCap 400 Index Fund	4,300	240,155
iShares S&P SmallCap 600 Index Fund	5,300	227,953

Total Investment Companies (Cost $519,988)		570,900

Preferred Stock — 0.2%
Consumer, Non-Cyclical — 0.2%
Henkel KGaA (Cost $40,816)	1,272	34,419

U.S. Treasury Obligations — 14.3%
U.S. Treasury Bonds — 2.6%
1.38%, 2/15/12	529,000	530,446
8.00%, 11/15/21	139,000	197,250
6.50%, 11/15/26	133,000	174,064
5.38%, 2/15/31	37,000	43,579
5.00%, 5/15/37	136,000	156,995
		571,888

U.S. Treasury Notes — 11.7%
4.88%, 4/30/11	509,000	548,765
4.38%, 8/15/12	195,000	213,098
4.25%, 8/15/13	407,000	448,877
4.75%, 5/15/14	297,000	336,074
4.63%, 11/15/16	264,000	298,609
4.75%, 8/15/17	191,000	216,367

		2,592,236
Total U.S. Treasury Obligations (Cost $3,172,128)		3,164,124

Money Markets — 10.0%
Dreyfus Cash Management	150,580	150,580
Dreyfus Cash Management Plus	332,261	332,261
Federated Government Obligation Fund	1,736,543	1,736,543
Total Money Markets (Cost $2,219,384)		2,219,384

Total Investments		21,782,691
(Cost $24,658,225) (b) — 98.2%

Other assets in excess of liabilities — 1.8%		394,818

NET ASSETS — 100.0%		$22,177,509

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
* Amount rounds to less than $1.00.
ADR – American Depository Receipt
SADR Sponsored American Depository Receipt

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 6, 2009

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
Treasurer

Date: July 6, 2009